                                                                                                         File No. 811-07657

                                        SECURITIES AND EXCHANGE COMMISSION
                                              WASHINGTON, D.C. 20549
                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                / X /

Pre-Effective Amendment No.                                            /   /

Post-Effective Amendment No. 10                                       / X /

                                                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        / X /

         Amendment No. 9                                              / X /

                                        Oppenheimer Developing Markets Fund
---------------------------------------------------------------------------------------------------------------------
                                (Exact Name of Registrant as Specified in Charter)

                                 6803 South Tucson Way, Centennial, Colorado 80112

---------------------------------------------------------------------------------------------------------------------
                                     (Address of Principal Executive Offices)

                                                   303.768.3200
---------------------------------------------------------------------------------------------------------------------
                                          (Registrant's Telephone Number)

                                               ROBERT G. ZACK, ESQ.
                                              OppenheimerFunds, Inc.
                                      498 Seventh Avenue, New York, NY 10018
---------------------------------------------------------------------------------------------------------------------
                                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/   /  Immediately upon filing pursuant to paragraph (b)
/ X /  On October 23, 2002, pursuant to paragraph (b)
/   /  60 days after filing, pursuant to paragraph (a)(1)
/   /  On _________, pursuant to paragraph (a)(1)
/   /  75 days after filing, pursuant to paragraph (a)(2)
/   /  On _________, pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/   /This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Oppenheimer Developing Markets Fund

Prospectus dated October 23, 2002

                                                                      Oppenheimer   Developing   Markets  Fund  is  a
                                                             mutual fund that  aggressively  seeks long-term  capital
                                                             appreciation  to make your  investment  grow. It invests
                                                             mainly  in common  stocks of  issuers  in  emerging  and
                                                             developing markets throughout the world.

                                                                      This Prospectus contains important  information
                                                             about the Fund's  objective,  its  investment  policies,
                                                             strategies  and  risks.   It  also  contains   important
                                                             information  about  how to buy and  sell  shares  of the
                                                             Fund  and  other  account  features.  Please  read  this
                                                             Prospectus  carefully  before you invest and keep it for
                                                             future reference about your account.

As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved the Fund's
securities nor has it determined that this Prospectus is
accurate or complete. It is a criminal offense to
represent otherwise.

                                                                                                (OppenheimerFunds logo)

Contents

                  ABOUT THE FUND

                  The Fund's Investment Objective and Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

                  ABOUT YOUR ACCOUNT

                  How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares
                  Class N Shares
                  Special Investor Services
                  AccountLink
                  PhoneLink

                  OppenheimerFunds Internet Website
                  Retirement Plans

                  How to Sell Shares
                  By Mail
                  By Telephone

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

About the Fund

The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund aggressively seeks capital appreciation.

WHAT DOES THE FUND  MAINLY  INVEST  IN?  The Fund  invests  mainly in common  stocks of  issuers  in  emerging  and developing markets throughout the world.
o        Under normal market  conditions,  the Fund will invest at least 80% of its net assets plus  borrowings for investment  purposes,  in equity  securities of issuers whose  principal  activities  are in at least three developing markets.

o        The Fund can (but is not required to) invest up to 100% of its total assets in foreign securities.
o        The Fund will emphasize investments in common stocks and other equity securities.
o        The Fund will emphasize investments in growth companies, which can be in any market capitalization range.

HOW DOES THE PORTFOLIO  MANAGER  DECIDE WHAT  SECURITIES TO BUY OR SELL? In selecting  securities for the Fund, the
Fund's portfolio  manager looks primarily for foreign  companies in developing  markets with high growth potential.
He uses fundamental  analysis of a company's financial  statements,  management  structure,  operations and product development,  and considers the special factors and risks of the country in which the issuer  operates.  In seeking broad diversification of the Fund's portfolio, the portfolio manager currently searches for:
o        Companies  of  different  capitalization  ranges  with  strong  market  positions  and the ability to take advantage of barriers to entry in their industry, such as high start-up costs
         Companies with management that has a proven record
         Companies with newer or established businesses that are entering into a growth cycle
         Companies with the potential to withstand high market volatility
         Companies with strong earnings growth whose stock is selling at a reasonable price.

         In applying these and other selection  criteria,  the portfolio  manager considers the effect of worldwide trends on the growth of various  business  sectors,  and looks for companies that may benefit from four main global trends:  development of new  technologies,  corporate  restructuring,  the growth of mass affluence and demographic changes. This strategy may change over time.

WHO IS THE FUND DESIGNED FOR? The Fund is designed  primarily for aggressive  investors seeking capital growth over the long term.  Those  investors  should be  willing to assume the  substantial  risks of  short-term  share  price fluctuations  and  losses  that are  typical  for an  aggressive  growth  fund  focusing  on stock  investments  in developing and emerging  markets.  The Fund does not seek current income and the income from its  investments  will likely be small, so it is not designed

for investors  needing  income.  Because of its focus on long-term  growth,  the Fund may be  appropriate  for some portion of a retirement plan investment.  However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

All  investments  have risks to some degree.  The Fund's  investments  are subject to changes in their value from a number of factors,  described below.  There is also the risk that poor security  selection by the Fund's investment
Manager, OppenheimerFunds, Inc., will cause the Fund to undeperform other funds having similar objectives.

RISKS OF INVESTING IN STOCKS.  Because the Fund invests primarily in stocks of foreign growth companies,  the value of the Fund's  portfolio  will be affected by changes in the foreign  stock  markets and the special  economic  and other  factors  that might  primarily  affect the prices of markets  in  particular  regions,  such as Asia,  Latin
America,  and Eastern  Europe.  Market risk will affect the Fund's net asset value per share,  which will fluctuate as the values of the Fund's portfolio  securities  change.  The prices of individual  stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

         Other factors can affect a particular  stock's price,  such as poor earnings  reports by the issuer,  loss of major  customers,  major  litigation  against the issuer,  or changes in  government  regulations  affecting the issuer or its industry.

SPECIAL  RISKS OF GROWTH  STOCKS.  Stocks  of growth  companies  may  provide  greater  opportunities  for  capital appreciation  but may be more volatile than other stocks.  That  volatility is likely to be even greater for growth companies in emerging markets.

         The Fund can buy  stocks  of  companies  in any  capitalization  range  and  focuses  its  investments  on securities  of companies  the Manager  thinks have growth  possibilities.  Newer small  companies may offer greater opportunities  for  capital  appreciation,  but  they  involve  substantially  greater  risks  of  loss  and  price fluctuations.  Their  stocks  may be less  liquid  than  those of larger  issuers.  That  means the Fund could have greater difficulty  selling a security of a smaller issuer at an acceptable price,  especially in periods of market volatility.  That factor increases the potential for losses to the Fund. Also, it may take a substantial  period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

RISKS OF FOREIGN  INVESTING.  While foreign  securities  offer  special  investment  opportunities,  there are also special risks.  The change in value of a foreign  currency  against the U.S.  dollar will result in a change in the
U.S.  dollar value of  securities  denominated  in that foreign  currency.  Foreign  issuers are not subject to the same accounting and disclosure  requirements  that U.S.  companies are subject to.  Securities  issued by a foreign government  may not be  supported  by the  "full  faith  and  credit"  of the  government.  The  value  of  foreign investments  may be affected by exchange  control  regulations,  expropriation  or  nationalization  of a company's assets,  foreign taxes, delays in settlement of transactions,  changes in governmental  economic or monetary policy in the U.S. or abroad, or other political and economic factors.

Special Risks of Emerging and  Developing  Markets.  Securities  in emerging and  developing  market  countries may offer special  investment  opportunities  but investments in these countries present risks not found in more mature markets.  Securities  may be more  difficult to sell at an  acceptable  price and their prices may be more volatile than securities of companies in more developed  markets.  Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis.

         Emerging markets may have less developed trading markets and exchanges.  Emerging  countries may have less developed legal and accounting  systems and investments may be subject to greater risks of government  restrictions on withdrawing  the sales proceeds of securities  from the country.  Economies of developing  countries may be more dependent on relatively few industries that may be highly  vulnerable to local and global changes.  Governments may be more unstable and present greater risks of  nationalization  or  restrictions on foreign  ownership of stocks of local  companies.  These  investments  may be  substantially  more  volatile than stocks of issuers in the U.S. and other developed countries and may be very speculative.

HOW RISKY IS THE FUND OVERALL?  The risks  described above  collectively  form the overall risk profile of the Fund and can  affect  the  value of the  Fund's  investments,  its  investment  performance  and its  price  per  share.
Particular  investments  and  investment  strategies  also have risks.  These risks mean that you can lose money by investing  in the Fund.  When you redeem your  shares,  they may be worth more or less than what you paid for them.
There is no assurance that the Fund will achieve its investment objective.

         The Fund is an aggressive  investment vehicle,  and in the short term, its share prices can be expected to be volatile.  The Fund generally does not use  income-oriented  investments to help cushion the Fund's total return from changes in stock  prices.  The Fund is designed for investors  willing to assume  greater risks in the hope of achieving long-term capital  appreciation.  It is likely to be subject to greater  fluctuations in its share prices than funds that emphasize large  capitalization  domestic stocks, or funds that do not invest in foreign securities or emerging market securities, or funds that focus on both stocks and bonds.

An  investment  in the Fund is not a deposit of any bank and is not insured or  guaranteed  by the Federal  Deposit
Insurance Corporation or any other government agency.

The Fund's Performance

         The bar chart and table below show one measure of the risks of investing in the Fund,  by showing  changes in the Fund's  performance  (for its Class A shares) from year to year for each full calendar year since the Fund's inception  and by showing how the average  annual total  returns of the Fund's  shares both before and after taxes, compare to those of a  broad-based  market index.  The after-tax  returns are shown for Class A shares only and are calculated using the historical  highest  individual federal marginal income tax rates in effect during the periods shown,  and do not reflect  the impact of state or local  taxes.  The  after-tax  returns for the other  classes of shares will vary. In certain cases, the figure  representing  "Return After Taxes on Distributions and Sale of Fund
Shares" may be higher than the other return  figures for the same period.  A higher  after-tax  return results when a capital loss occurs upon redemption and translates  into an assumed tax deduction that benefits the  shareholder.
The Fund's past  investment  performance  is not  necessarily  an  indication  of how the Fund will  perform in the future.  The after-tax returns are calculated based on certain  assumptions  mandated by regulation and your actual after-tax  returns may differ from those shown,  depending on your individual tax situation.  The after-tax returns set forth below are not relevant to investors who hold their fund shares  through  tax-deferred  arrangements  such as 401(k) plans or IRAs or to institutional  investors not subject to tax. The Fund's past investment  performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

                              Annual Total Returns (Class A) (as of 12/31 each year)

                  [See appendix to prospectus for data in bar chart showing annual total returns]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.
For the period from 1/1/02 through 9/30/02, the cumulative total return (not annualized) for Class A shares before taxes was -12.65%.
During the period shown in the bar chart, the highest return (not annualized) before taxes for a calendar quarter was 39.24% (4th Q'99) and the lowest return (not annualized) before taxes for a calendar quarter was  -23.18%
(3rd
Q'98).

---------------------------------------- -----------------------------------------------------------------------------

Average Annual Total Returns                                                                                                                                                10 Years
for the periods ending December 31,                     1 Year                                 5 Years                                                             (or life of class if less)
2001

---------------------------------------- -----------------------------------------------------------------------------
---------------------------------------------- ------------------ ------------------- ------------------------

Class A Shares (inception 11/18/96)
   Return Before Taxes                              -11.15%             7.14%                  7.28%
   Return After Taxes on Distributions              -11.67%             6.12%                  6.28%
   Return After Taxes on Distributions              -6.79%              5.34%                  5.48%
   and Sales of Fund Shares

---------------------------------------------- ------------------ ------------------- ------------------------
---------------------------------------- -----------------------------------------------------------------------------

Morgan Stanley Capital Int'l Emerging
Mkts. Free Index (reflects no                           -4.91%                                 -7.80%                                                                        -7.61%1
deduction for fees, expenses or taxes)

---------------------------------------- -----------------------------------------------------------------------------
---------------------------------------------- ------------------ ------------------- ------------------------

Class B Shares (inception 11/18/96)                 -11.17%             7.28%                  7.55%

---------------------------------------------- ------------------ ------------------- ------------------------
---------------------------------------------- ------------------ ------------------- ------------------------

Class C Shares (inception 11/18/96)                 -7.48%              7.57%                  7.68%

---------------------------------------------- ------------------ ------------------- ------------------------
---------------------------------------------- ------------------ ------------------- ------------------------

Class N Shares (inception 3/1/01)                    N/A2                N/A                    N/A

---------------------------------------------- ------------------ ------------------- ------------------------

1.       From 11/30/96.
2.       Because this is a new class of shares, return data for the period specified is not available.
The Fund's  average  annual total returns  include the applicable  sales charge:  for Class A, the current  maximum initial sales charge of 5.75%;  for Class B, the  contingent  deferred  sales charges of 5% (1-year),  2% (5-years)
and 1% (life of class); and for Class C, the 1% contingent deferred sales charge for the 1-year period.

The returns  measure the  performance  of a  hypothetical  account and assume that all  dividends and capital gains distributions  have  been  reinvested  in  additional  shares.  The  performance  of the  Fund's  Class A shares is compared to the Morgan Stanley  Capital  International  Emerging  Markets Free Index,  an unmanaged index of equity securities of issuers in 25 developing  markets.  The index  performance  reflects the  reinvestment  of income but does not consider the effects of  transaction  costs.  The Fund's  investments  may vary from the securities in the index.

Fees and Expenses of the Fund

The Fund pays a variety of expenses  directly for  management of its assets,  administration,  distribution  of its shares and other  services.  Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.  All  shareholders  therefore pay those  expenses  indirectly.  Shareholders  pay other  expenses directly,  such as sales  charges and  account  transaction  charges.  The  following  tables are meant to help you understand  the fees and expenses you may pay if you buy and hold shares of the Fund.  The numbers  below are based on the Fund's expenses during its fiscal year ended August 31, 2002.

Shareholder Fees (charges paid directly from your investment):

----------------------------------- ----------------------------------------------------------------------------------

                                      Class A           Class B                 Class C                Class N
                                      Shares             Shares                 Shares                 Shares

----------------------------------- ----------------------------------------------------------------------------------
----------------------------------- ----------------------------------------------------------------------------------
Maximum Sales Charge
(Load) on purchases                    5.75%              None                   None                   None
(as % of offering price)
----------------------------------- ----------------------------------------------------------------------------------
----------------------------------- ----------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as % of the             None1              5%2                     1%3                    1%4
lower of the original offering
price or redemption proceeds)
----------------------------------- ----------------------------------------------------------------------------------
----------------------------------------- ------------------ ------------------- ------------------ ------------------
Redemption Fee (as a                            2.00%              2.00%               2.00%              2.00%
Percentage of total redemption
Proceeds)5
----------------------------------------- ------------------ ------------------- ------------------ ------------------

1.       A  contingent  deferred  sales  charge  may apply to  redemptions  of  investments  of $1  million or more
     ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.

2.       Applies to redemptions in first year after purchase.  The contingent  deferred sales charge declines to 1%
     in the sixth year and is eliminated after that.
3.       Applies to shares redeemed within 12 months of purchase.
4.       Applies to shares redeemed within 18 months of retirement plan's first purchase.
5.       The  redemption  fee  applies to the  proceeds  of Fund  shares  that are  redeemed  (either by selling or exchanging  another  Oppenheimer  fund)  within 30 days of their  purchase.  See "How to Sell Shares" for more information on when the redemption fee will apply.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

----------------------------------------------- --------------------- ------------------ ------------------ ----------
                                                      Class A              Class B            Class C       Class N
                                                       Shares              Shares             Shares         Shares
----------------------------------------------- --------------------- ------------------ ------------------ ----------
----------------------------------------------- --------------------- ------------------ ------------------ ----------

Management Fees                                        0.98%                0.98%              0.98%            0.98%

----------------------------------------------- --------------------- ------------------ ------------------ ----------
----------------------------------------------- --------------------- ------------------ ------------------ ----------

Distribution and/or Service (12b-1) Fees               0.24%                1.00%              1.00%            0.50%

----------------------------------------------- --------------------- ------------------ ------------------ ----------
----------------------------------------------- --------------------- ------------------ ------------------ ----------

Other Expenses                                         0.59%                0.60%              0.59%            0.56%

----------------------------------------------- --------------------- ------------------ ------------------ ----------
----------------------------------------------- --------------------- ------------------ ------------------ ----------

Total Annual Operating Expenses                        1.81%                2.58%              2.57%            2.04%

----------------------------------------------- --------------------- ------------------ ------------------ ----------

Expenses  may vary in future  years.  "Other  expenses"  include  transfer  agent  fees,  custodial  expenses,  and accounting  and legal  expenses  the Fund pays.  Effective  November  1, 2001,  the  "Distribution  and/or  Service
(12b-1) Fees" for Class N shares increased from 0.25% to 0.50%.

The  "Other  Expenses"  in the table are based on,  among  other  things,  the fees the Fund would have paid if the transfer  agent had not waived a portion of its fee under a voluntary  undertaking  to the Fund to limit these fees to 0.35% per annum of all  classes.  That  undertaking  was  effective  October  1,  2001,  was  pro-rated  for the remainder  of the fiscal  year  ending  after that date,  and may be amended or  withdrawn  at any time.  After the waiver,  the actual "Other  Expenses" and "Total Annual  Operating  Expenses" as  percentages  of average daily net assets  were  0.55% and 1.77% for Class A shares,  0.56% and 2.54% for Class B shares,  0.55% and 2.53% for Class C shares and 0.52% and 2.00% for Class N shares.

EXAMPLES.  The  following  examples  are  intended to help you compare the cost of  investing  in the Fund with the cost of investing in other mutual funds.  The examples  assume that you invest  $10,000 in a class of shares of the
Fund for the time periods indicated and reinvest your dividends and distributions.

         The first  example  assumes  that you redeem all of your  shares at the end of those  periods.  The second example  assumes that you keep your shares.  Both  examples also assume that your  investment  has a 5% return each year and that the class's  operating  expenses  remain the same.  Your actual costs may be higher or lower  because expenses will vary over time. Based on these assumptions your expenses would be as follows:

------------------------------------ --------------------- -------------------- ------------------ -------------------

If shares are redeemed:                     1 Year               3 Years             5 Years            10 Years

------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------

Class A Shares                               $748                $1,112              $1,499              $2,579

------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------

Class B Shares                               $761                $1,102              $1,570             $2,5551

------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------

Class C Shares                               $360                 $799               $1,365              $2,905

------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------

Class N Shares                               $307                 $640               $1,098              $2,369

------------------------------------ --------------------- -------------------- ------------------ -------------------

------------------------------------ --------------------- -------------------- ------------------ -------------------

If shares are not redeemed:                 1 Year               3 Years             5 Years            10 Years

------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------

Class A Shares                               $748                $1,112              $1,499              $2,579

------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------

Class B Shares                               $261                 $802               $1,370             $2,5551

------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------

Class C Shares                               $260                 $799               $1,365              $2,905

------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------

Class N Shares                               $207                 $640               $1,098              $2,369

------------------------------------ --------------------- -------------------- ------------------ -------------------
In the first example,  expenses  include the initial sales charge for Class A and the  applicable  Class B, Class C or Class N  contingent  deferred  sales  charges.  In the second  example,  the Class A expenses  include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges.
1.   Class  B  expenses  for  years 7  through  10 are  based  on  Class  A  expenses,  since  Class  B  shares automatically convert to Class A after 6 years.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES.  The allocation of the Fund's portfolio among different  investments will vary over time based upon the Manager's  evaluation of economic and market trends.  The Fund's  portfolio might not always  include  all  of  the  different  types  of  investments  described  below.  The  Statement  of  Additional
Information contains more detailed information about the Fund's investment policies and risks.

         The Manager  tries to reduce risks by carefully  researching  securities  before they are  purchased.  The
Fund attempts to reduce its exposure to market risks by  diversifying  its  investments,  that is, by not holding a substantial  amount of stock of any one company and by not  investing  too great a percentage  of the Fund's assets in any one  company.  Also,  the Fund does not  concentrate  25% or more of its  assets in  investments  in any one industry.  However,  changes in the overall  market prices of securities  can occur at any time. The share price of the Fund will change daily based on changes in market prices of securities and market  conditions,  and in response to other economic events.

         To determine if an issuer's  principal  activities  are in a developing  market,  the Manager  considers a number of factors,  such as where the issuer is organized,  the principal  trading market for its  securities,  the sources of its revenues and the location of its assets.

Investments in Stocks of Growth  Companies.  The Manager looks for stocks of companies that have growth  potential.
Growth  companies may be companies  that are developing new products or services,  that have  relatively  favorable prospects,  or that are expanding into new and growing markets.  Growth  companies  include  established  companies that are entering a growth cycle,  they can also include newer  companies,  whose  securities pose greater risks of loss and can result in greater volatility in the Fund's share prices.

         Growth  companies  may be providing new products or services that can enable them to capture a dominant or important  market  position.  They may have a special  area of  expertise or the  capability  to take  advantage of changes in demographic factors in a more profitable way than larger, more established companies.

         Newer  growth  companies  tend to retain a large  part of their  earnings  for  research,  development  or investment  in capital  assets.  Therefore,  they do not tend to emphasize  paying  dividends,  and may not pay any dividends for some time. They are selected for the Fund's  portfolio  because the Manager believes the price of the stock will increase over the long term.

o        Cyclical  Opportunities.  The  Fund  may  seek to take  advantage  of  changes  in the  business  cycle by investing in companies  that are sensitive to those changes if the Manager  believes they have growth potential.  For  example,  when the economy is  expanding,  companies  in the  consumer  durables and technology  sectors might benefit and present  long-term  growth  opportunities.  The Fund may try to take tactical  advantage of short-term  market  movements or events affecting  particular  issuers or industries. If those events do not occur, the value of the Fund's investment could decline.

o        Industry and Regional Focus. At times, the Fund might increase the relative emphasis of its investments in a particular industry or group of industries or in a particular region of the world. Stocks of issuers in a particular industry or region might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that industry or region  more than  others.  If the Fund has a greater  emphasis on investments  in a  particular  industry  or group of  industries  or  region,  its share  values  may fluctuate in response to events affecting those industries or that region.

CAN THE FUND'S INVESTMENT  OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of Trustees can change  non-fundamental investment policies without shareholder  approval,  although significant changes will be described in amendments to this Prospectus.  Shareholders will receive 60 days advance notice of any change in the 80% investment  requirement described  under What Does The Fund Mainly Invest In?  Fundamental  policies cannot be changed without the approval of a majority of the Fund's  outstanding voting shares.  The Fund's investment  objective is a fundamental  policy.
Other  investment   restrictions  that  are  fundamental  policies  are  listed  in  the  Statement  of  Additional
Information.  An  investment  policy is not  fundamental  unless this  Prospectus  or the  Statement of  Additional
Information says that it is.

OTHER  INVESTMENT  STRATEGIES.  To seek  its  objective,  the  Fund can  also  use the  investment  techniques  and strategies  described  below.  The Fund might not always use all of them.  These  techniques  have risks,  although some are designed to help reduce overall investment or market risks.

Other  Equity  Securities.  While  the Fund  mainly  buys  common  stocks,  it can also buy  preferred  stocks  and securities  convertible into common stock and can hold rights and warrants.  The Manager considers some convertible securities to be "equity  equivalents"  because of the conversion  feature and in that case their credit rating has less impact on the investment decision than in the case of other debt securities.

Investing in Special Situations.  At times the Fund can use aggressive  investment  techniques,  seeking to benefit from what the portfolio  manager  perceives to be special  situations.  These include mergers,  reorganizations  or other unusual events expected to affect a particular issuer.  However,  there is a risk that the expected change or event might not occur, which could cause the price of the security to fall.

Investing in Small, Unseasoned Companies.  The Fund can invest in small, unseasoned companies.  These are companies that have been in operation less than three years,  including the operations of any predecessors.  These securities might have limited liquidity and their prices can be very volatile.

Domestic  Securities.  The Fund  does not  expect to hold  significant  amounts  of  investments  in U.S.  issuers.
However, it can hold common and preferred stocks of U.S. companies as well as their debt securities.

Debt  Securities.  The  Fund  can  invest  up to 35% of its  assets  in debt  securities.  This  can  include  debt securities of foreign companies and governments,  including those in developing  countries.  However, the Fund does not  invest  for income and does not expect to invest  significant  amounts  in debt  securities,  unless  they are convertible  securities  considered  to be  "equity  equivalents,"  or  debt  securities  purchased  for  temporary defensive or liquidity purposes.

Illiquid  and  Restricted  Securities.  Investments  may be  illiquid  because  they do not have an active  trading market,  making it  difficult  to value them or dispose of them  promptly  at an  acceptable  price.  A  restricted security is one that has a  contractual  restriction  on its resale or which  cannot be sold  publicly  until it is registered  under the  Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted  securities.  Certain restricted  securities that are eligible for resale to qualified  institutional purchasers  are not  subject to that limit.  The Manager  monitors  holdings of illiquid  securities  on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative  Investments.  The Fund can  invest in a number  of  different  kinds of  "derivative"  investments.  In general  terms,  a derivative  investment is an investment  contract  whose value depends on or is derived from the value of an underlying  asset,  interest rate or index.  In the broadest sense,  options,  futures  contracts,  and other  hedging  instruments  the  Fund  might  use may be  considered  "derivative"  investments.  The Fund can use derivatives to hedge  investment  risks or to seek increased  returns.  The Fund currently does not use derivatives to a significant degree and is not required to use them in seeking its objective.

         Derivatives  have risks. If the issuer of the derivative  investment does not pay the amount due, the Fund can lose money on the  investment.  The underlying  security or investment on which a derivative is based,  and the derivative  itself,  might not  perform the way the Manager  expected it to. As a result of these  risks,  the Fund could lose money on its investment or its hedge might be unsuccessful.  As a result,  the Fund's share prices could fall. Certain derivative investments held by the Fund may be illiquid.

Hedging.  The Fund can buy and sell future contracts,  put and call options,  and forward contracts.  These are all referred to as "hedging  instruments."  The Fund does not currently  use hedging  extensively  nor for  speculative purposes.  It has limits on its use of hedging.  The Fund is not required to use hedging instruments in seeking its goal.  Some  hedging  strategies  could  hedge the Fund's  portfolio  against  price  fluctuations.  Other  hedging strategies  would tend to increase the Fund's exposure to the securities  market.  Forward  contracts could be used to try to manage foreign currency risks on the Fund's foreign investments.

         There are also special risks in particular  hedging  strategies.  Options trading  involves the payment of premiums  and has special tax effects on the Fund.  If the Manager used a hedging  instrument  at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return.

Portfolio  Turnover.  The Fund's  investment  process may cause the Fund to engage in active and frequent  trading.
Therefore,  the Fund may engage in short-term  trading while trying to achieve its  objective.  Portfolio  turnover increases  brokerage  costs the Fund pays (and reduces  performance).  If the Fund  realizes  capital gains when it sells its portfolio  investments,  it must generally pay those gains out to shareholders,  increasing their taxable distributions.  The Financial  Highlights table at the end of this Prospectus  shows the Fund's portfolio  turnover rates during prior fiscal years.

Temporary  Defensive and Interim  Investments.  In times of unstable  adverse  market or economic  conditions,  the
Fund can invest up to 100% of its assets in temporary  investments that are inconsistent  with the Fund's principal investment  strategies.  Generally they would be cash or cash  equivalents,  such as U.S.  Treasury Bills and other short-term U.S. government  obligations or high-grade  commercial paper. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective.

How the Fund Is Managed

THE MANAGER.  The Manager chooses the Fund's investments and handles its day-to-day  business.  The Manager carries out its duties,  subject to the policies established by the Fund's Board of Trustees,  under an investment advisory agreement  that states the Manager's  responsibilities.  The  agreement  sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has operated as an investment  advisor since  January 1960.  The Manager and its  subsidiaries and  controlled  affiliates  managed  more than $120 billion in assets as of September  30, 2002,  including  other
Oppenheimer  funds, with more than 7 million  shareholder  accounts.  The Manager is located at 498 Seventh Avenue,
New York, NY 10018.

Portfolio  Manager.  The  portfolio  manager  of the  Fund is  Rajeev  Bhaman.  Mr.  Bhaman  has  been  principally responsible  for the day-to-day  management of the Fund's  portfolio since its inception in 1996. He is a Vice
     President of the Fund and of the Manager.

Advisory Fees.  Under the  investment  advisory  agreement,  the Fund pays the Manager an advisory fee at an annual rate that declines on additional  assets as the Fund grows:  1.00% of the first $250 million of average annual net assets of the Fund,  0.95% of the next $250  million,  0.90% of the next $500 million and 0.85% of average annual net assets over $1 billion.  The Fund's  management  fee for its last fiscal year ended August 31, 2002 was 0.98% of average annual net assets for each class of shares.

About Your Account

How to Buy Shares

HOW  DO  YOU  BUY  SHARES?  You  can  buy  shares  several  ways,  as  described  below.  The  Fund's  Distributor,
OppenheimerFunds  Distributor,  Inc., may appoint servicing agents to accept purchase (and redemption)  orders. The
Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer.  You can buy shares through any dealer,  broker,  or financial  institution that has a sales  agreement with the  Distributor.  Your dealer will place your order with the  Distributor on your behalf.

Buying Shares Through the Distributor.  Complete an  OppenheimerFunds  New Account Application and return it with a check payable to  "OppenheimerFunds  Distributor,  Inc." Mail it to P.O. Box 5270, Denver,  Colorado 80217. If
     you don't list a dealer on the  application,  the  Distributor  will act as your  agent in buying the  shares.
     However,  we recommend that you discuss your  investment  with a financial  advisor before you make a purchase to be sure that the Fund is appropriate for you.

o        Paying by Federal Funds Wire.  Shares  purchased  through the Distributor may be paid for by Federal Funds wire. The minimum  investment is $2,500.  Before sending a wire,  call the  Distributor's  Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.

o        Buying Shares Through OppenheimerFunds AccountLink.  With AccountLink, you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH) system. You can provide those
         instructions automatically, undero         an  Asset  Builder  Plan,  described  below,  or  by  telephone instructions  using  OppenheimerFunds  PhoneLink,  also described  below.  Please refer to  "AccountLink,"
         below for more details.

o        Buying Shares Through Asset Builder Plans.  You may purchase shares of the Fund  automatically  each month from  your  account  at  a  bank  or  other  financial  institution  under  an  Asset  Builder  Plan  with
         AccountLink.  Details are in the Asset Builder Application and the Statement of Additional Information.

HOW MUCH MUST YOU INVEST?  You can buy Fund shares with a minimum initial  investment of $1,000 and make additional investments  at any time with as little as $25  (effective  November 1, 2002,  the  additional  purchase  amount is
$50). There are reduced minimum investments under special investment plans.
o        With Asset Builder Plans,  403(b) plans,  Automatic  Exchange Plans and military  allotment plans, you can make initial and subsequent  investments for as little as $25. The minimum  additional  investment in any such plan accounts established on or after November 1, 2002 is $50. The minimum  additional  investment to such plan accounts that were  established  prior to November 1, 2002 will remain
$25. To establish a new Asset  Builder Plan  account on or after  November 1, 2002,  you must first invest at least
$500.

o        Under retirement plans, such as IRAs, pension and profit-sharing plans and 401(k) plans, you can start your account with as little as $250. If your IRA is started as an Asset Builder Plan, the $25 minimum applies. Additional purchases may be for as little as

o        $25. To  establish  any type of
IRA account on or after November 1, 2002,  the minimum  investment is $500.  The minimum  additional  investment to any type of IRA account after November 1, 2002 is $50.
o        The  minimum  investment  requirement  does not  apply  to  reinvesting  dividends  from the Fund or other
Oppenheimer  funds (a list of them appears in the Statement of Additional  Information,  or you can ask your dealer or call the Transfer Agent), or reinvesting  distributions  from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES  SOLD?  Shares are sold at their  offering  price,  which is the net asset value per share plus any initial sales charge that  applies.  The offering  price that applies to a purchase  order is based on the next  calculation of the net asset value per share that is made after the  Distributor  receives the purchase order at its offices in  Colorado,  or after any agent  appointed by the  Distributor  receives the order and sends it to the Distributor.

Net Asset Value.  The Fund  calculates  the net asset value of each class of shares as of the close of The New York
     Stock  Exchange,  on each day the Exchange is open for trading  (referred to in this  Prospectus as a "regular business day"). The Exchange  normally closes at 4:00 P.M.,  Eastern time, but may close earlier on some days.
     All references to time in this Prospectus mean "Eastern time".

     The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the
     Fund's Board of Trustees has established procedures to value the Fund's securities, in general, based on market value.  The Board has adopted  special  procedures for valuing  illiquid and restricted  securities and  obligations for which market values cannot be readily  obtained.  Because some foreign  securities  trade in markets and on  exchanges  that  operate on weekends  and U.S.  holidays,  the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

     If, after the close of the  principal  market on which a security  held by the Fund is traded,  and before the time the Fund's  securities  are priced that day, an event  occurs  that the Manager  deems  likely to cause a material  change in the value of such  security,  the Fund's  Board of Trustees  has  authorized  the Manager, subject to the Board's  review,  to  ascertain a fair value for such  security.  A  security's  valuation  may differ depending on the method used for determining value.

The Offering  Price.  To receive the  offering  price for a particular  day, in most cases the  Distributor  or its designated  agent must receive your order by the time of day The New York Stock  Exchange  closes that day. If your order is received on a day when the  Exchange  is closed or after it has closed,  the order will  receive the next offering price that is determined after your order is received.

Buying  Through a Dealer.  If you buy shares  through a dealer,  your dealer must receive the order by the close of
     The  New  York  Stock  Exchange  and  transmit  it to the  Distributor  so  that  it is  received  before  the
     Distributor's  close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price unless your dealer has made alternative  arrantgements with the Distributor.  Otherwise,  the order will receive the next offering price that is determined.

-------------------------------------------------------------------------------------------------------------------
WHAT  CLASSES OF SHARES DOES THE FUND OFFER?  The Fund  offers  investors  four  different  classes of shares.  The different  classes of shares  represent  investments  in the same  portfolio  of  securities,  but the  classes are subject to  different  expenses  and will likely  have  different  share  prices.  When you buy shares,  be sure to specify the class of shares.  If you do not choose a class, your investment will be made in Class A shares.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

Class A Shares.  If you buy Class A shares,  you pay an initial sales charge (on  investments  up to $1 million for regular  accounts or lesser  amounts  for  certain  retirement  plans).  The amount of that sales  charge will vary depending  on the  amount  you  invest.  The sales  charge  rates are  listed in "How Can You Buy Class A  Shares?"
below.

Class B Shares.  If you buy Class B shares,  you pay no sales charge at the time of  purchase,  but you will pay an annual  asset-based  sales charge.  If you sell your shares within 6 years of buying them,  you will normally pay a contingent  deferred  sales charge.  That  contingent  deferred  sales charge varies  depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.

-------------------------------------------------------------------------------------------------------------------

Class C Shares.  If you buy Class C shares,  you pay no sales charge at the time of  purchase,  but you will pay an annual  asset-based  sales charge.  If you sell your shares within 12 months of buying them,  you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.

-------------------------------------------------------------------------------------------------------------------

Class N Shares.  If you buy Class N shares  (available only through  certain  retirement  plans),  you pay no sales charge at the time of  purchase,  but you will pay an annual  asset-based  sales  charge.  If you sell your  shares within 18 months of the  retirement  plan's first  purchase of Class N shares,  you may pay a  contingent  deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE?  Once you decide that the Fund is an  appropriate  investment for you, the decision as to which class of shares is best  suited to your needs  depends on a number of factors  that you should discuss  with your  financial  advisor.  Some  factors to consider are how much you plan to invest and how long you plan to hold your  investment.  If your goals and objectives  change over time and you plan to purchase  additional shares,  you should  re-evaluate  those factors to see if you should consider  another class of shares.  The Fund's operating  costs that apply to a class of shares and the  effect of the  different  types of sales  charges on your investment will vary your investment results over time.

         The  discussion  below  is  not  intended  to be  investment  advice  or a  recommendation,  because  each investor's  financial  considerations  are different.  The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course,

these  examples are based on  approximations  of the effects of current sales charges and expenses  projected  over time,  and do not  detail all of the  considerations  in  selecting  a class of shares.  You  should  analyze  your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your  Investment?  While future  financial needs cannot be predicted with certainty, knowing how long you expect to hold your  investment  will assist you in selecting  the  appropriate  class of shares.  Because of the effect of class-based  expenses,  your choice will also depend on how much you plan to invest.  For example,  the reduced  sales charges  available for larger  purchases of Class A shares may, over time,  offset the effect of paying an initial  sales  charge on your  investment,  compared to the effect over time of higher  class-based  expenses  on shares of Class B,  Class C or Class N. For  retirement  plans  that qualify to  purchase  Class N shares,  Class N shares will  generally  be more  advantageous  than Class B and
     Class C shares.

o        Investing  for the  Shorter  Term.  While the Fund is meant to be a  long-term  investment,  if you have a relatively  short-term  investment  horizon  (that is, you plan to hold your  shares for not more than six years),  you should  probably  consider  purchasing  Class A or Class C shares rather than Class B shares.
         That is because of the effect of the Class B contingent  deferred  sales  charge if you redeem  within six years,  as well as the effect of the Class B asset-based  sales charge on the  investment  return for that class in the  short-term.  Class C shares might be the appropriate  choice  (especially for investments of less than  $100,000),  because  there is no initial  sales  charge on Class C shares,  and the  contingent deferred sales charge does not apply to amounts you sell after holding them one year.

         However,  if you plan to invest more than $100,000 for the shorter term, then as your  investment  horizon increases  toward  six  years,  Class C shares  might not be as  advantageous  as Class A shares.  That is because the annual  asset-based  sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced  front-end  sales charge  available for larger  purchases of Class A shares.

         And for  non-retirement  plan  investors  who invest $1 million or more, in most cases Class A shares will be the most  advantageous  choice,  no matter how long you intend to hold your  shares.  For that  reason, the  Distributor  normally  will not accept  purchase  orders of  $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

o        Investing for the Longer Term. If you are investing  less than $100,000 for the  longer-term,  for example for  retirement,  and do not expect to need access to your money for seven  years or more,  Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You?  Some  account  features  may not be available to
     Class B, Class C and Class N shareholders.  Other features may not be advisable  (because of the effect of the contingent  deferred  sales  charge)  for Class B,  Class C and Class N  shareholders.  Therefore,  you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

     Additionally,  the  dividends  payable  to Class B,  Class C and Class N  shareholders  will be reduced by the additional  expenses  borne by those classes that are not borne by Class A shares,  such as the Class B, Class
     C and Class N  asset-based  sales  charge  described  below and in the  Statement of  Additional  Information.
     Share  certificates  are only  available  for Class A shares.  If you are  considering  using  your  shares as collateral for a loan, that may be a factor to consider.

How Do Share Classes Affect Payments to Your Broker?  A financial  advisor may receive  different  compensation for selling one class of shares than for selling  another  class.  It is important to remember that Class B, Class
     C and Class N contingent  deferred  sales charges and  asset-based  sales charges have the same purpose as the front-end  sales  charge on sales of Class A  shares:  to  compensate  the  Distributor  for  concessions  and expenses  it  pays to  dealers  and  financial  institutions  for  selling  shares.  The  Distributor  may pay additional  compensation  from its own resources to securities  dealers or financial  institutions  based upon the value of shares of the Fund owned by the dealer or  financial  institution  for its own account or for its customers.

SPECIAL SALES CHARGE  ARRANGEMENTS AND WAIVERS.  Appendix B to the Statement of Additional  Information details the conditions  for the waiver of sales  charges that apply in certain  cases,  and the special sales charge rates that apply to purchases of shares of the Fund by certain groups,  or under specified  retirement plan arrangements or in other  special  types of  transactions.  To receive a waiver or special  sales  charge  rate,  you must  advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that the special conditions apply.

HOW CAN YOU BUY CLASS A SHARES?  Class A shares  are sold at their  offering  price,  which is  normally  net asset value plus an initial  sales  charge.  However,  in some cases,  described  below,  purchases are not subject to an initial sales charge,  and the offering  price will be the net asset value.  In other cases,  reduced sales charges may be available, as described below or in the Statement of Additional  Information.  Out of the amount you invest, the Fund receives the net asset value to invest for your account.

         The sales charge  varies  depending on the amount of your  purchase.  A portion of the sales charge may be retained by the  Distributor  or allocated to your dealer as a concession.  The  Distributor  reserves the right to reallow the entire  concession  to dealers.  The current  sales  charge rates and  concessions  paid to dealers and brokers are as follows:

                                       Front-End Sales          Front-End Sales
                                       Charge As a              Charge As a               Concession As a
                                       Percentage of            Percentage of Net         Percentage of
                                       Offering Price           Amount Invested           Offering Price

  Amount of Purchase

  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------

  Less than $25,000                             5.75%                    6.10%                     4.75%
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------

  $25,000 or more but
  less than $50,000                             5.50%                    5.82%                     4.75%
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------

  $50,000 or more but
  less than $100,000                            4.75%                    4.99%                     4.00%
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------

  $100,000 or more but
  less than $250,000                            3.75%                    3.90%                     3.00%
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------

  $250,000 or more but
  less than $500,000                            2.50%                    2.56%                     2.00%
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------

  $500,000 or more but
  less than $1 million                          2.00%                    2.04%                     1.60%
  ------------------------------------ ------------------------ ------------------------- -------------------------

Can You Reduce  Class A Sales  Charges?  You may be eligible to buy Class A shares at reduced  sales  charge  rates under the Fund's "Right of  Accumulation"  or a Letter of Intent,  as described in "Reduced  Sales Charges" in the Statement of Additional Information.

Class A Contingent  Deferred  Sales Charge.  There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer  funds  aggregating $1 million or more, or for certain  purchases by particular types of retirement  plans that were permitted to purchase such shares prior to March 1, 2001  ("grandfathered retirement  accounts").  Retirement  plans  are not  permitted  to make  initial  purchases  of Class A shares subject to a contingent  deferred  sales charge.  The  Distributor  pays dealers of record  concessions  in an amount equal to 1.0% of purchases of $1 million or more other than by grandfathered  retirement accounts.  For grandfathered  retirement accounts,  the concession is 0.75% of the first $2.5 million of purchases plus 0.25%
     of  purchases  in excess of $2.5  million.  In either case,  the  concession  will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

     If you redeem any of those shares  within an 18-month  "holding  period"  measured  from the  beginning of the calendar  month of their  purchase,  a  contingent  deferred  sales  charge  (called  the "Class A  contingent deferred  sales  charge") may be deducted  from the  redemption  proceeds.  That sales charge will be equal to
     1.0% of the lesser of:

              o   the  aggregate  net  asset  value of the  redeemed  shares at the time of  redemption  (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o        the original net asset value of the redeemed shares.

     The Class A contingent  deferred  sales charge will not exceed the  aggregate  amount of the  concessions  the
     Distributor  paid to your dealer on all  purchases  of Class A shares of all  Oppenheimer  funds you made that were subject to the Class A contingent deferred sales charge.

Purchases  by Certain  Retirement  Plans.  There is no initial  sales  charge on purchases of Class A shares of any one or more  Oppenheimer  funds by retirement plans that have $10 million or more in plan assets and that have entered into a special  agreement with the Distributor and by retirement  plans which are part of a retirement plan product or platform offered by certain banks,  broker-dealers,  financial  advisors,  insurance companies or  recordkeepers  which  have  entered  into a  special  agreement  with  the  Distributor.  The  Distributor currently  pays dealers of record  concessions  in an amount  equal to 0.25% of the purchase  price of Class A shares by those  retirement  plans from its own resources at the time of sale,  subject to certain  exceptions as described in the Statement of Additional  Information.  There is no contingent  deferred  sales charge upon the redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES?  Class B shares are sold at net asset  value per share  without  an  initial  sales charge.  However,  if Class B shares are redeemed  within six years from the  beginning  of the  calendar  month of their  purchase,  a contingent  deferred  sales charge will be deducted from the redemption  proceeds.  The Class B
contingent   deferred  sales  charge  is  paid  to  compensate  the  Distributor  for  its  expenses  of  providing distribution-related services to the Fund in connection with the sale of Class B shares.

         The amount of the  contingent  deferred sales charge will depend on the number of years since you invested and the dollar  amount being  redeemed,  according to the  following  schedule for the Class B contingent  deferred sales charge holding period:

  --------------------------------------------------------- -------------------------------------------------------
                                                            Contingent Deferred Sales Charge on
  Years Since Beginning of Month in Which                   Redemptions in That Year
  Purchase Order was Accepted                               (As % of Amount Subject to Charge)
  --------------------------------------------------------- -------------------------------------------------------
  --------------------------------------------------------- -------------------------------------------------------
  0 - 1                                                     5.0%
  --------------------------------------------------------- -------------------------------------------------------
  --------------------------------------------------------- -------------------------------------------------------
  1 - 2                                                     4.0%
  --------------------------------------------------------- -------------------------------------------------------
  --------------------------------------------------------- -------------------------------------------------------
  2 - 3                                                     3.0%
  --------------------------------------------------------- -------------------------------------------------------
  --------------------------------------------------------- -------------------------------------------------------
  3 - 4                                                     3.0%
  --------------------------------------------------------- -------------------------------------------------------
  --------------------------------------------------------- -------------------------------------------------------
  4 - 5                                                     2.0%
  --------------------------------------------------------- -------------------------------------------------------
  --------------------------------------------------------- -------------------------------------------------------
  5 - 6                                                     1.0%
  --------------------------------------------------------- -------------------------------------------------------
  --------------------------------------------------------- -------------------------------------------------------
  6 and following                                           None
  --------------------------------------------------------- -------------------------------------------------------

         In the table,  a "year" is a 12-month  period.  In applying the  contingent  deferred  sales  charge,  all purchases are  considered  to have been made on the first  regular  business day of the month in which the purchase was made.

Automatic  Conversion  of Class B Shares.  Class B shares  automatically  convert to Class A shares 72 months after you purchase them. This  conversion  feature  relieves Class B shareholders  of the  asset-based  sales charge that  applies  to Class B shares  under the Class B  Distribution  and  Service  Plan,  described  below.  The conversion  is based on the relative net asset value of the two classes,  and no sales load or other charge is imposed.  When any Class B shares  that you hold  convert,  any other  Class B shares  that were  acquired  by reinvesting  dividends  and  distributions  on the converted  shares will also convert to Class A shares.  For further  information  on the  conversion  feature and its tax  implications,  see "Class B Conversion"  in the
     Statement of Additional Information.

HOW CAN YOU BUY CLASS C SHARES?  Class C shares are sold at net asset  value per share  without  an  initial  sales charge.  However,  if Class C shares are redeemed  within a holding  period of 12 months from the  beginning of the calendar month of their purchase,  a contingent  deferred sales charge of 1.0% will be deducted from the redemption proceeds.  The Class C contingent  deferred sales charge is paid to compensate the  Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES?  Class N shares  are  offered  for sale to  retirement  plans  (including  IRAs and
403(b)  plans)  that  purchase  $500,000  or more of Class N shares  of one or more  Oppenheimer  funds or to group retirement  plans  (which do not  include  IRAs and 403(b)  plans)  that have  assets of $500,000 or more or 100 or more eligible  participants.  See  "Availability of Class N shares" in the Statement of Additional  Information for other circumstances where Class N shares are available for purchase.

A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:

o        The group  retirement plan is terminated or Class N shares of all  Oppenheimer  funds are terminated as an investment  option of the plan and Class N shares are  redeemed  within 18 months  after the plan's  first purchase of Class N shares of any Oppenheimer fund, or

o        With  respect to an IRA or 403(b) plan,  Class N shares are redeemed  within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

         Retirement  plans  that  offer  Class N shares  may  impose  charges  on plan  participant  accounts.  The procedures  for buying,  selling,  exchanging and  transferring  the Fund's other classes of shares (other than the time those  orders must be received by the  Distributor  or Transfer  Agent in  Colorado)  and the special  account features  applicable to purchasers of those other classes of shares  described  elsewhere in this prospectus do not apply to Class N shares offered through a group retirement plan.  Instructions for buying,  selling,  exchanging or transferring  Class N shares  offered  through a group  retirement  plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares.  The Fund has adopted a Service Plan for Class A shares. It reimburses the
Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.
Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund.  The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.  With  respect to Class A shares  subject to a Class A contingent  deferred  sales charge purchased by  grandfathered  retirement  accounts,  the  Distributor  pays the 0.25% service fee to dealers in advance  for the first year after the shares  are sold by the  dealer.  After the shares  have been held for a year, the Distributor pays the service fee to dealers on a quarterly basis.

Distribution  and  Service  Plans for Class B, Class C and Class N Shares.  The Fund has adopted  Distribution  and
     Service  Plans for Class B, Class C and Class N shares to pay the  Distributor  for its  services and costs in distributing  Class B, Class C and Class N shares and servicing  accounts.  Under the plans, the Fund pays the
     Distributor  an annual  asset-based  sales  charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares.  The  Distributor  also  receives a service fee of 0.25% per year under the Class B, Class C and Class
     N plans.

The asset-based sales charge and service fees increase Class B and Class C expenses by 1.0% and increase Class N expenses  by 0.50% of the net  assets  per year of the  respective  class.  Because  these fees are paid out of the
     Fund's assets on an on-going  basis,  over time these fees will increase the cost of your  investment  and may cost you more than other types of sales charges.

     The  Distributor  uses the service fees to  compensate  dealers for providing  personal  services for accounts that hold  Class B,  Class C or Class N shares.  The  Distributor  pays the 0.25%  service  fees to dealers in advance  for the first year after the shares  are sold by the  dealer.  After the shares  have been held for a year, the  Distributor  pays the service fees to dealers on a quarterly  basis.  The  Distributor  retains the service fees for accounts for which it renders the required personal services.

     The  Distributor  currently  pays a sales  concession  of 3.75%  of the  purchase  price of Class B shares  to dealers  from its own  resources  at the time of sale.  Including  the advance of the service  fee,  the total amount paid by the  Distributor to the dealer at the time of sale of Class B shares is therefore  4.00% of the purchase  price.  The  Distributor  retains  the  Class B  asset-based  sales  charge.  See the  Statement  of
     Additional Information for exceptions.

     The  Distributor  currently  pays a sales  concession  of 0.75%  of the  purchase  price of Class C shares  to dealers  from its own  resources  at the time of sale.  Including  the advance of the service  fee,  the total amount paid by the  Distributor  to the dealer at the time of sale of Class C shares is therefore  1.0% of the purchase price.  The Distributor pays the asset-based  sales charge as an ongoing  concession to the dealer on
     Class C shares that have been  outstanding  for a year or more.  See the Statement of  Additional  Information for exceptions.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale.  Including the advance of the service fee, the total amount paid by the  Distributor  to the dealer at the time of sale of Class N shares is therefore  1.0% of the  purchase  price.  The  Distributor  retains  the  asset-based  sales  charge on Class N  shares.  See the
     Statement of Additional Information for exceptions.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:
o        transmit funds  electronically  to purchase shares by telephone  (through a service  representative  or by
         PhoneLink) or automatically under Asset Builder Plans, or
o        have the Transfer  Agent send  redemption  proceeds or transmit  dividends and  distributions  directly to your bank account. Please call the Transfer Agent for more information.

         You may purchase shares by telephone only after your account has been  established.  To purchase shares in amounts up to $250,000 through a telephone  representative,  call the Distributor at  1.800.225.5677.  The purchase payment will be debited from your bank account.

         AccountLink  privileges should be requested on your Application or your dealer's  settlement  instructions if you buy your  shares  through  a  dealer.  After  your  account  is  established,  you can  request  AccountLink
privileges  by  sending  signature-guaranteed   instructions  and  proper  documentation  to  the  Transfer  Agent.
AccountLink  privileges  will apply to each  shareholder  listed in the  registration on your account as well as to your  dealer  representative  of  record  unless  and  until  the  Transfer  Agent  receives  written  instructions terminating or changing those  privileges.  After you establish  AccountLink  for your account,  any change of bank account  information  must be  made by  signature-guaranteed  instructions  to the  Transfer  Agent  signed  by all shareholders who own the account.

PHONELINK.  PhoneLink is the  OppenheimerFunds  automated  telephone system that enables  shareholders to perform a
number  of  account   transactions   automatically   using  a   touch-tone   phone.   PhoneLink   may  be  used  on
already-established  Fund  accounts  after you obtain a  Personal  Identification  Number  (PIN),  by  calling  the
PhoneLink number, 1.800.225.5677.

Purchasing  Shares.  You may purchase  shares in amounts up to $100,000 by phone,  by calling  1.800.225.5677.  You must  have  established  AccountLink  privileges  to link  your  bank  account  with the Fund to pay for these purchases.

Exchanging  Shares.  With the  OppenheimerFunds  Exchange  Privilege,  described  below,  you can  exchange  shares automatically  by phone  from  your  Fund  account  to  another  OppenheimerFunds  account  you  have  already established by calling the special PhoneLink number.
Selling  Shares.  You can redeem shares by telephone  automatically  by calling the  PhoneLink  number and the Fund will send the proceeds  directly to your  AccountLink  bank  account.  Please  refer to "How to Sell  Shares,"
     below for details.

CAN YOU SUBMIT  TRANSACTION  REQUESTS BY FAX? You may send  requests for certain types of account  transactions  to the Transfer Agent by fax (telecopier).  Please call  1.800.225.5677  for information about which  transactions may be handled  this way.  Transaction  requests  submitted  by fax are subject to the same rules and  restrictions  as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS  INTERNET  WEBSITE.  You can obtain  information  about the Fund, as well as your account balance, on the OppenheimerFunds  Internet website, at  www.oppenheimerfunds.com.  Additionally,  shareholders listed in the account  registration  (and the  dealer of record)  may  request  certain  account  transactions  through a special section of that website.  To perform account  transactions  or obtain account  information  online,  you must first obtain  a user  I.D.  and  password  on that  website.  If you do not  want to have  Internet  account  transaction capability  for your  account,  please call the  Transfer  Agent at  1.800.225.5677.  At times,  the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC  WITHDRAWAL AND EXCHANGE PLANS.  The Fund has several plans that enable you to sell shares  automatically or  exchange  them to another  OppenheimerFunds  account on a regular  basis.  Please  call the  Transfer  Agent or consult the Statement of Additional Information for details.

REINVESTMENT  PRIVILEGE.  If you redeem  some or all of your Class A or Class B shares of the Fund,  you have up to six months to reinvest all or part of the  redemption  proceeds in Class A shares of the Fund or other  Oppenheimer funds without paying a sales charge.  This privilege  applies only to Class A shares that you purchased  subject to an initial  sales  charge and to Class A or Class B shares on which you paid a  contingent  deferred  sales  charge when you redeemed them.  This  privilege  does not apply to Class C or Class N shares.  You must be sure to ask the
Distributor for this privilege when you send your payment.

RETIREMENT  PLANS.  You may buy shares of the Fund for your retirement  plan account.  If you participate in a plan sponsored  by your  employer,  the plan trustee or  administrator  must buy the shares for your plan  account.  The
Distributor also offers a number of different retirement plans that individuals and employers can use:

Individual Retirement Accounts (IRAs).   These include regular IRAs, Roth IRAs, SIMPLE IRAs and rollover IRAs.
SEP-IRAs.   These  are  Simplified   Employee  Pension  Plan  IRAs  for  small  business  owners  or  self-employed individuals.

403(b)(7)  Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt  organizations,  such as schools, hospitals and charitable organizations.

401(k) Plans.  These are special retirement plans for businesses.
Pension and Profit-Sharing Plans.  These plans are designed for businesses and self-employed individuals.

         Please call the Distributor for  OppenheimerFunds  retirement plan documents,  which include  applications and important plan information.

How to Sell Shares

You can sell  (redeem)  some or all of your shares on any  regular  business  day.  Your shares will be sold at the next net asset value  calculated  after your order is received in proper form (which means that it must comply with the  procedures  described  below) and is accepted  by the  Transfer  Agent.  The Fund lets you sell your shares by writing a letter or by  telephone.  You can also set up Automatic  Withdrawal  Plans to redeem  shares on a regular basis.  If you have  questions  about any of these  procedures,  and  especially if you are  redeeming  shares in a special  situation,  such as due to the death of the  owner or from a  retirement  plan  account,  please  call the
Transfer Agent first, at 1.800.225.5677, for assistance.

         The Fund  assesses  a 2% fee on the  proceeds  of Fund  shares  that are  redeemed  (either  by selling or exchanging  to another  Oppenheimer  fund)  within 30 days of their  purchase.  The  redemption  fee is paid to the
Fund, and is intended to offset the trading costs,  market impact and other costs  associated with short-term money movements in and out of the Fund.  The  redemption  fee is imposed to the extent that Fund shares  redeemed  exceed
Fund  shares  that have been held more than 30 days.  For shares of the Fund  acquired  by  exchange,  the  holding period prior to the exchange is not considered in determining whether to apply the redemption fee.

         The redemption fee is not imposed on shares:

         o held in certain omnibus accounts,  including  retirement plans qualified under Sections 401(a) or 401(k)
         of the Internal  Revenue Code,  Section  403(b)(7)  custodial  plan  accounts,  or plans  administered  as college savings programs under Section 529 of the Internal Revenue Code,
         o redeemed under automatic  withdrawal  plans or pursuant to automatic  re-balancing  in  OppenheimerFunds
         Portfolio Builder accounts,
         o redeemed due to death or disability of the shareholder, or
         o redeemed  from  accounts  for which the dealer,  broker or financial  institution  of record has entered into an agreement with the Distributor for this purpose.

Certain Requests Require a Signature  Guarantee.  To protect you and the Fund from fraud, the following  redemption requests must be in writing and must include a signature  guarantee  (although  there may be other  situations that also require a signature guarantee):
         o You wish to redeem more than $100,000 and receive a check
         o The redemption check is not payable to all shareholders listed on the account statement
         o The redemption check is not sent to the address of record on your account statement
         o  Shares are being transferred to a Fund account with a different owner or name
         o  Shares are being redeemed by someone (such as an Executor) other than the owners

Where Can You Have Your  Signature  Guaranteed?  The Transfer  Agent will accept a guarantee of your signature by a number of financial institutions, including:
         oa U.S. bank, trust company, credit union or savings association, oa foreign bank that has a U.S. correspondent bank,

         oa U.S. registered dealer or broker in securities, municipal securities or government securities, or oa U.S. national securities exchange, a registered securities association or a clearing agency.

     If you are signing on behalf of a  corporation,  partnership  or other  business or as a  fiduciary,  you must also include your title in the signature.

Retirement  Plan  Accounts.  There are special  procedures to sell shares in an  OppenheimerFunds  retirement  plan
     account.   Call  the  Transfer  Agent  for  a  distribution  request  form.  Special  income  tax  withholding requirements  apply to  distributions  from  retirement  plans.  You must submit a withholding  form with your redemption  request  to avoid  delay in  getting  your  money  and if you do not  want tax  withheld.  If your employer  holds your  retirement  plan account for you in the name of the plan,  you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

HOW DO YOU SELL SHARES BY MAIL?   Write a letter of instructions that includes:
o        Your name
o        The Fund's name
o        Your Fund account number (from your account statement)
o        The dollar amount or number of shares to be redeemed
o        Any special payment instructions
o        Any share certificates for the shares you are selling
o        The signatures of all registered owners exactly as the account is registered, and
o        Any special  documents  requested  by the  Transfer  Agent to assure  proper  authorization  of the person asking to sell the shares.

Use the following address for requests by mail:      Send courier or express requests to:

OppenheimerFunds Services                            OppenheimerFunds Services
P.O. Box 5270                                        10200 E. Girard Avenue, Building D
Denver, Colorado 80217                               Denver, Colorado 80231

HOW DO YOU SELL  SHARES BY  TELEPHONE?  You and your dealer  representative  of record may also sell your shares by telephone.  To receive the  redemption  price  calculated on a particular  regular  business day, your call must be received by the Transfer  Agent by the close of The New York Stock  Exchange that day, which is normally 4:00 P.M., but may be earlier on some days.  You may not redeem  shares held in an  OppenheimerFunds  retirement  plan account or under a share certificate by telephone.

o To redeem shares through a service representative or automatically on PhoneLink, call 1.800.225.5677

         Whichever  method you use, you may have a check sent to the address on the account  statement,  or, if you have linked your Fund account to your bank  account on  AccountLink,  you may have the  proceeds  sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

Telephone   Redemptions   Paid  by  Check.   Up  to  $100,000  may  be  redeemed  by  telephone  in  any  seven-day
period.   The  check  must  be  payable  to  all  owners  of  record  of  the  shares  and  must  be  sent  to  the
address  on  the  account   statement.   This   service  is  not   available   within  30  days  of  changing   the
address on an account.

Telephone     Redemptions    Through     AccountLink.     There    are    no    dollar    limits    on    telephone
redemption   proceeds  sent  to  a  bank  account   designated  when  you  establish   AccountLink.   Normally  the
ACH  transfer  to  your  bank  is  initiated  on the  business  day  after  the  redemption.  You  do  not  receive
dividends on the proceeds of the shares you redeemed while they are              waiting to be transferred.

CAN YOU SELL SHARES THROUGH YOUR DEALER?  The  Distributor  has made  arrangements  to repurchase  Fund shares from dealers and brokers on behalf of their  customers.  Brokers or dealers may charge for that service.  If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT  DEFERRED SALES CHARGES AFFECT  REDEMPTIONS.  If you purchase  shares subject to a Class A, Class B,
Class C or Class N contingent  deferred sales charge and redeem any of those shares during the  applicable  holding period for the class of  shares,  the  contingent  deferred  sales  charge  will be  deducted  from the  redemption proceeds,  (unless you are eligible for a waiver of that sales charge based on the categories  listed in Appendix B to the Statement of Additional  Information  and you advise the Transfer Agent of your  eligibility  for the waiver when you place your redemption request.)

         A  contingent  deferred  sales  charge will be based on the lesser of the net asset value of the  redeemed shares at the time of  redemption  or the  original  net asset value.  A  contingent  deferred  sales charge is not imposed on:
     o   the amount of your account value  represented by an increase in net asset value over the initial  purchase price,
     o   shares purchased by the reinvestment of dividends or capital gains distributions, or
     o   shares  redeemed in the special  circumstances  described  in Appendix B to the  Statement  of  Additional
         Information.

         To determine whether a contingent  deferred sales charge applies to a redemption,  the Fund redeems shares in the following order:

(1)      shares acquired by reinvestment of dividends and capital gains distributions,
(2)      shares held for the holding period that applies to the class, and
(3)      shares held the longest during the holding period.

         Contingent  deferred  sales  charges are not charged  when you  exchange  shares of the Fund for shares of other  Oppenheimer  funds.  However,  if you exchange them within the applicable  contingent  deferred sales charge holding  period,  the  holding  period  will carry over to the fund whose  shares you  acquire.  Similarly,  if you acquire  shares of this Fund by  exchanging  shares  of  another  Oppenheimer  fund  that are  still  subject  to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

         Shares of the Fund may be exchanged for shares of certain  Oppenheimer  funds at net asset value per share at the time of  exchange,  without  sales  charge.  Shares of the Fund can be  purchased  by  exchange of shares of other Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
o        Shares of the fund selected for exchange must be available for sale in your state of residence.
o        The prospectuses of both funds must offer the exchange privilege.

o        You must hold the shares you buy when you  establish  your  account for at least seven days before you can exchange them.  After the account is open seven days, you can exchange shares every regular  business day.

o        You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
o        Before exchanging into a fund, you must obtain and read its prospectus.

         Shares of a particular  class of the Fund may be exchanged  only for shares of the same class in the other
Oppenheimer  funds.  For example,  you can exchange  Class A shares of this Fund only for Class A shares of another fund.  In some cases,  sales  charges may be imposed on  exchange  transactions.  For tax  purposes,  exchanges  of shares  involve a sale of the shares of the fund you own and a purchase of the shares of the other fund,  which may result in a  capital  gain or loss.  Please  refer to "How to  Exchange  Shares"  in the  Statement  of  Additional
Information for more details.

You can find a list of  Oppenheimer  funds  currently  available  for  exchanges  in the  Statement  of  Additional
Information or obtain one by calling a service  representative  at  1.800.225.5677.  That list can change from time to time.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written  Exchange  Requests.  Submit  an  OppenheimerFunds  Exchange  Request  form,  signed  by all  owners of the account.  Send it to the  Transfer  Agent  at the  address  on the back  cover.  Exchanges  of  shares  held  under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.

Telephone  Exchange Requests.  Telephone exchange requests may be made either by calling a service  representative, or by using  PhoneLink  for automated  exchanges by calling  1.800.225.5677.  Telephone  exchanges may be made only between  accounts that are registered  with the same name(s) and address.  Shares held under  certificates  may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
o        Shares are normally  redeemed from one fund and purchased from the other fund in the exchange  transaction on the same regular  business day on which the Transfer Agent  receives an exchange  request that conforms to the policies  described  above.  It must be received by the close of The New York Stock  Exchange  that day,  which is  normally  4:00 P.M.  but may be earlier on some days.  However,  either fund may delay the purchase  of shares of the fund you are  exchanging  into up to seven  days if it  determines  it would be disadvantaged by the same day exchange.

     o   The  interests  of the Fund's  long-term  shareholders  and its ability to manage its  investments  may be adversely  affected  when its shares are  repeatedly  bought and sold in  response  to  short-term  market fluctuations--also  known as "market  timing." When large dollar  amounts are involved,  the Fund may have difficulty  implementing long-term investment strategies,  because it cannot predict how much cash it will have to invest.  Market timing also may force the Fund to sell  portfolio  securities  at  disadvantageous times to raise the cash needed to buy a market  timer's  Fund  shares.  These  factors may hurt the Fund's performance  and its  shareholders.  When the Manager  believes  frequent  trading would have a disruptive effect on the Fund's  ability to manage its  investments,  the  Manager  and the Fund may reject  purchase orders and  exchanges  into the Fund by any person,  group or account  that the  Manager  believes to be a market timer.
o        The Fund may amend,  suspend or terminate  the exchange  privilege at any time.  The Fund will provide you notice  whenever it is  required to do so by  applicable  law,  but it may impose  changes at any time for emergency purposes.
o        If the Transfer  Agent cannot  exchange all the shares you request  because of a restriction  cited above, only the shares eligible for exchange will be exchanged.
o        The Fund  assesses  a 2% fee on the  proceeds  of Fund  shares  that are  redeemed  (either  by selling or exchanging to another  Oppenheimer  fund) within 30 days of their purchase.  Further details are set forth following the first paragraph under "How to Sell Shares" on page 22.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying,  selling,  and exchanging shares is contained in the Statement of Additional Information.

Effective  September  27,  2002,  a $12  annual fee is charged  on any  account  valued at less than $500.  See the
     Statement of Additional Information for circumstances when this fee will not be charged.

The  offering  of shares  may be  suspended  during  any period in which the  determination  of net asset  value is suspended,  and the offering  may be  suspended by the Board of Trustees at any time the Board  believes it is in the Fund's best interest to do so.

Telephone transaction privileges for purchases,  redemptions or exchanges may be modified,  suspended or terminated by the Fund at any time.  The Fund will  provide you notice  whenever  it is  required to do so by  applicable law. If an account has more than one owner,  the Fund and the Transfer Agent may rely on the  instructions  of any one owner.  Telephone  privileges  apply to each owner of the  account  and the dealer  representative  of record for the account  unless the Transfer  Agent  receives  cancellation  instructions  from an owner of the account.

The Transfer Agent will record any telephone  calls to verify data  concerning  transactions  and has adopted other procedures  to confirm  that  telephone  instructions  are  genuine,  by  requiring  callers  to  provide  tax identification  numbers and other  account  data or by using PINs,  and by  confirming  such  transactions  in writing.  The Transfer  Agent and the Fund will not be liable for losses or expenses  arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer  requests will not be honored until the Transfer  Agent  receives all required  documents in proper form.  From time to time, the Transfer  Agent in its  discretion may waive certain of the  requirements for redemptions stated in this Prospectus.

Dealers that perform account  transactions for their clients by  participating  in NETWORKING  through the National
     Securities  Clearing  Corporation are  responsible  for obtaining  their clients'  permission to perform those transactions,  and are  responsible to their clients who are  shareholders  of the Fund if the dealer performs any transaction erroneously or improperly.

The  redemption  price for  shares  will vary from day to day  because  the value of the  securities  in the Fund's portfolio  fluctuates.  The redemption price, which is the net asset value per share, will normally differ for each class of shares.  The redemption value of your shares may be more or less than their original cost.

Payment for redeemed  shares  ordinarily  is made in cash.  It is forwarded by check,  or through  AccountLink  (as elected by the  shareholder)  within seven days after the Transfer Agent receives  redemption  instructions in proper form.  However,  under unusual  circumstances  determined by the  Securities  and Exchange  Commission, payment may be delayed or  suspended.  For accounts  registered in the name of a  broker-dealer,  payment will normally be forwarded within three business days after redemption.

The Transfer  Agent may delay  processing  any type of redemption  payment as described  under "How to Sell Shares"
     for recently  purchased  shares,  but only until the purchase  payment has cleared.  That delay may be as much as 10 days from the date the shares  were  purchased.  That delay may be  avoided  if you  purchase  shares by
     Federal Funds wire or certified  check,  or arrange with your bank to provide  telephone or written  assurance to the Transfer Agent that your purchase payment has cleared.

Involuntary  redemptions  of small  accounts may be made by the Fund if the account value has fallen below $200 for reasons  other  than  the fact  that the  market  value of  shares  has  dropped.  In some  cases  involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Shares may be "redeemed in kind" under unusual  circumstances  (such as a lack of liquidity in the Fund's portfolio to meet  redemptions).  This means that the redemption  proceeds will be paid with liquid  securities from the
     Fund's portfolio.

"Backup  Withholding" of federal income tax may be applied against taxable dividends,  distributions and redemption proceeds  (including  exchanges) if you fail to furnish the Fund your correct,  certified  Social  Security or
     Employer  Identification  Number when you sign your  application,  or if you  under-report  your income to the
     Internal Revenue Service.

To  avoid  sending  duplicate  copies  of  materials  to  households,  the  Fund  will  mail  only one copy of each prospectus,  annual and  semi-annual  report and annual notice of the Fund's  privacy  policy to  shareholders having the same last name and address on the Fund's  records.  The  consolidation  of these  mailings,  called householding, benefits the Fund through reduced mailing expense.

     If  you  want  to  receive  multiple  copies  of  these  materials,   you  may  call  the  Transfer  Agent  at
     1.800.225.5677.  You may also  notify  the  Transfer  Agent in  writing.  Individual  copies of  prospectuses, reports and privacy  notices will be sent to you  commencing  within 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  The Fund intends to declare  dividends  separately for each class of shares from net investment  income on an annual basis and to pay  dividends to  shareholders  in December on a date selected by the Board of Trustees.
Dividends and  distributions  paid to Class A shares will  generally be higher than  dividends for Class B, Class C and Class N shares,  which  normally  have higher  expenses  than Class A. The Fund has no fixed  dividend rate and cannot guarantee that it will pay any dividends or distributions.

CAPITAL  GAINS.  The Fund may realize  capital gains on the sale of portfolio  securities.  If it does, it may make distributions  out of any net  short-term or long-term  capital  gains in December of each year.  The Fund may make supplemental  distributions  of dividends and capital gains  following the end of its fiscal year.  There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR  RECEIVING  DISTRIBUTIONS?  When you open your  account,  specify on your  application how you want to receive your dividends and distributions.  You have four options:

Reinvest All  Distributions  in the Fund.  You can elect to reinvest all dividends and capital gains  distributions in additional shares of the Fund.
Reinvest  Dividends or Capital Gains. You can elect to reinvest some distributions  (dividends,  short-term capital gains or long-term  capital gains  distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.
Receive  All  Distributions  in Cash.  You can  elect to  receive  a check  for all  dividends  and  capital  gains distributions or have them sent to your bank through AccountLink.
Reinvest Your  Distributions in Another  OppenheimerFunds  Account.  You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred  retirement account,  you should be aware of the following tax implications  of  investing  in the Fund.  Distributions  are  subject to federal  income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment  income are taxable as ordinary income.  Long-term  capital gains are taxable as long-term capital gains when  distributed  to  shareholders.  It does not matter how long you have held your  shares.  Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

         If more than 50% of the Fund's  assets are invested in foreign  securities  at the end of any fiscal year, the Fund may elect under the Internal  Revenue Code to permit  shareholders  to take a credit or deduction on their federal income tax returns for foreign taxes paid by the Fund.

         Every year the Fund will send you and the IRS a statement  showing the amount of any taxable  distribution you  received  in the  previous  year.  Any  long-term  capital  gains  will be  separately  identified  in the tax information the Fund sends you after the end of the calendar year.

Avoid  "Buying a  Dividend".  If you buy shares on or just  before the  ex-dividend  date,  or just before the Fund declares a capital gains  distribution,  you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

Remember,  There May be Taxes on Transactions.  Because the Fund's share prices  fluctuate,  you may have a capital gain or loss when you sell or exchange  your  shares.  A capital  gain or loss is the  difference  between the price you paid for the shares and the price you  received  when you sold them.  Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur.  In certain  cases,  distributions  made by the Fund may be  considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

         This information is only a summary of certain federal income tax information  about your  investment.  You should  consult  with  your tax  advisor  about the  effect of an  investment  in the Fund on your  particular  tax situation.

Financial Highlights

The Financial  Highlights Table is presented to help you understand the Fund's  financial  performance for the past five fiscal years.  Certain  information  reflects  financial results for a single Fund share. The total returns in the table  represent the rate that an investor  would have earned (or lost) on an investment in the Fund  (assuming reinvestment  of all  dividends  and  distributions).  This  information  has been  audited by KPMG LLP, the Fund's independent  auditors,  whose report, along with the Fund's financial  statements,  is included in the Statement of
Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS

 CLASS A   YEAR ENDED AUGUST 31,                        2002             2001             2000            1999            1998
----------------------------------------------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                 $12.93           $16.85           $11.40          $ 7.76          $12.82
----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                   .25              .21              .20             .10             .11
 Net realized and unrealized gain (loss)                 .45            (3.54)            5.37            3.71           (4.62)
                                                      ----------------------------------------------------------------------------
 Total from investment operations                        .70            (3.33)            5.57            3.81           (4.51)
----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   (.20)            (.20)            (.12)           (.10)           (.09)
 Distributions from net realized gain                     --             (.39)              --            (.07)           (.46)
                                                      ----------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        (.20)            (.59)            (.12)           (.17)           (.55)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $13.43           $12.93           $16.85          $11.40          $ 7.76
                                                      ============================================================================

----------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(1)                    5.44%          (20.08)%          49.12%          49.92%         (36.33)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)           $337,405         $167,178         $114,137         $40,046         $23,663
----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $257,746         $153,027         $ 77,848         $29,183         $35,864
----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                  1.91%            1.76%            1.56%           1.11%           0.87%
 Expenses                                               1.81%            1.69%            1.96%           2.36%           2.18%(3)
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver of
 transfer agent fees                                    1.77%            1.69%            1.96%           2.36%           2.18%
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  10%              16%              22%             37%             78%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

FINANCIAL HIGHLIGHTS  Continued

 CLASS B     YEAR ENDED AUGUST 31,                      2002             2001             2000            1999            1998
----------------------------------------------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                 $12.82           $16.70          $11.30           $ 7.69          $12.73
----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                   .15              .12              .11             .04             .01
 Net realized and unrealized gain (loss)                 .44            (3.53)            5.33            3.68           (4.57)
                                                      ----------------------------------------------------------------------------
 Total from investment operations                        .59            (3.41)            5.44            3.72           (4.56)
----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   (.09)            (.08)            (.04)           (.04)           (.02)
 Distributions from net realized gain                     --             (.39)              --            (.07)           (.46)
                                                      ----------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        (.09)            (.47)            (.04)           (.11)           (.48)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $13.32           $12.82           $16.70          $11.30          $ 7.69
                                                      ============================================================================

----------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(1)                    4.61%          (20.67)%          48.20%          48.81%         (36.85)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)            $63,005          $45,393          $48,146         $21,028         $12,788
----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                   $54,744          $48,135          $37,333         $16,430         $18,673
----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                  1.14%            0.92%            0.78%           0.37%           0.07%
 Expenses                                               2.58%            2.46%            2.72%           3.10%           2.95%(3)
 Expenses, net of reduction to
 custodian expenses and/or
 voluntary waiver of transfer agent fees                2.54%            2.46%            2.72%           3.10%           2.95%
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  10%              16%              22%             37%             78%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

CLASS C   YEAR ENDED AUGUST 31,                         2002             2001             2000            1999            1998
----------------------------------------------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                 $12.78           $16.68           $11.31          $ 7.68          $12.74
----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                   .17              .12              .09             .04             .02
 Net realized and unrealized gain (loss)                 .41            (3.52)            5.32            3.69           (4.58)
                                                      ----------------------------------------------------------------------------
 Total from investment operations                        .58            (3.40)            5.41            3.73           (4.56)
----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   (.11)            (.11)            (.04)           (.03)           (.04)
 Distributions from net realized gain                     --             (.39)              --            (.07)           (.46)
                                                      ----------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        (.11)            (.50)            (.04)           (.10)           (.50)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $13.25           $12.78           $16.68          $11.31          $ 7.68
                                                      ============================================================================

----------------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN, AT NET ASSET VALUE(1)                   4.54%          (20.68)%          47.93%          48.98%         (36.88)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)           $46,722          $20,864          $16,363          $5,064          $3,061
----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $33,334          $19,646          $10,230          $4,022          $4,206
----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                  1.15%            0.94%            0.82%           0.41%           0.24%
 Expenses                                               2.57%            2.46%            2.71%           3.08%           2.95%(3)
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver
 of transfer agent fees                                 2.53%            2.46%            2.71%           3.08%           2.95%
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  10%              16%              22%             37%             78%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. sales charges are not reflected in the total returns. total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

FINANCIAL HIGHLIGHTS  CONTINUED

 CLASS N  YEAR ENDED AUGUST 31,                                          2002          2001(1)
-------------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                  $12.91           $15.26
-------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                    .32              .05
 Net realized and unrealized gain (loss)                                  .34            (2.40)
                                                                       --------------------------
 Total from investment operations                                         .66            (2.35)
-------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                    (.21)              --
 Distributions from net realized gain                                      --               --
                                                                       --------------------------
 Total dividends and/or distributions to shareholders                    (.21)              --
-------------------------------------------------------------------------------------------------
 Net asset value, end of period                                        $13.36           $12.91
                                                                       ==========================

-------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(2)                                     5.13%          (15.40)%
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                              $1,741              $77
-------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                     $  686              $35
-------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                                   1.68%            1.63%
 Expenses                                                                2.04%            1.96%
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver
 of transfer agent fees                                                  2.00%            1.96%
-------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                   10%              16%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

FOR MORE INFORMATION ON
OPPENHEIMER DEVELOPING MARKETS FUND

The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL  INFORMATION.  This document  includes  additional  information about the Fund's investment policies,  risks, and operations.  It is incorporated by reference into this Prospectus  (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL  REPORTS.  Additional  information about the Fund's investments and performance is available in the Fund's Annual and  Semi-Annual  Reports to  shareholders.  The Annual Report includes a discussion of market conditions and investment  strategies that  significantly  affected the Fund's  performance  during its last fiscal year.

-------------------------------------------------------------------------------------------------------------

How to Get More Information

-------------------------------------------------------------------------------------------------------------
You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:
-------------------------------------------------------------------------------------------------------------

By Telephone:                               Call OppenheimerFunds Services toll-free:

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

                                                     1.800.CALL.OPP (225-5677)

-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

By Mail:                                    Write to:

-------------------------------------------------------------------------------------------------------------

                                                     OppenheimerFunds Services

-------------------------------------------------------------------------------------------------------------

                                                     P.O. Box 5270

-------------------------------------------------------------------------------------------------------------
                                                     Denver, Colorado 80217-5270

-------------------------------------------------------------------------------------------------------------

On the Internet:                                     You can send us a request by e-mail or read or
                                                     down-load documents on the OppenheimerFunds website:

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

                                                     WWW.OPPENHEIMERFUNDS.COM

-------------------------------------------------------------------------------------------------------------
Information  about the Fund  including the Statement of  Additional  Information  can be reviewed and copied at the
SEC's Public  Reference Room in Washington,  D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at  1.202.942.8090.  Reports and other  information about the Fund are available on the
EDGAR  database  on the  SEC's  Internet  website  at  www.sec.gov.  Copies  may be  obtained  after  payment  of a duplicating fee by electronic  request at the SEC's e-mail address:  publicinfo@sec.gov  or by writing to the SEC's
Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]OppenheimerFunds Distributor, Inc.
The Fund's SEC File No.: 811-07657
PR0785.001.1002  Printed on recycled paper.

                                             Appendix to Prospectus of
                                        Oppenheimer Developing Markets Fund

         Graphic material included in the Prospectus of Oppenheimer Developing Markets Fund (the "Fund") under the heading: "Annual Total Return (Class A) (% as of 12/31 each year)":

         A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the most recent calendar years, without deducting sales charges. Set forth below is the relevant data point that will appear on the bar chart:

------------------------------------------------------------- -----------------------------------------------------------
Year Ended                                                    Annual Total Return
----------                                                    -------------------
------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------
12/31/97                                                       14.09%
------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------
12/31/98                                                      -19.36%
------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------
12/31/99                                                        82.30%
------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------
12/31/00                                                      -5.26%
------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------

12/31/01                                                      -5.73%

------------------------------------------------------------- -----------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Oppenheimer Developing Markets Fund
-------------------------------------------------------------------------------------------------------------------

6803 South Tucson Way, Centennial, Colorado 80112
1.800.225.5677

Statement of Additional Information dated October 23, 2002

         This  Statement  of  Additional  Information  is  not a  Prospectus.  This  document  contains  additional information  about the Fund and  supplements  information  in the  Prospectus  dated October 23, 2002. It should be read  together  with the  Prospectus.  You can obtain the  Prospectus  by  writing  to the Fund's  Transfer  Agent,
OppenheimerFunds  Services,  at P.O. Box 5270,  Denver,  Colorado  80217,  or by calling the Transfer  Agent at the
toll-free   number  shown  above,   or  by  downloading   it  from  the   OppenheimerFunds   Internet   website  at
www.oppenheimerfunds.com.

Contents
                                                                                                          Page
About the Fund

About Your Account

Financial Information About the Fund

-------------------------------------------------------------------------------------------------------------------
A B O U T  T H E  F U N D
-------------------------------------------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

         The investment  objective,  the principal investment policies and the main risks of the Fund are described in the  Prospectus.  This  Statement  of  Additional  Information  contains  supplemental  information  about those policies and risks and the types of securities  that the Fund's  investment  Manager,  OppenheimerFunds,  Inc., can select for the Fund.  Additional  information is also provided about the strategies that the Fund may use to try to achieve its objective.

The Fund's  Investment  Policies.  The  composition of the Fund's  portfolio and the techniques and strategies that the Fund's  Manager may use in  selecting  portfolio  securities  will vary over time.  The Fund is not required to use all of the investment  techniques and strategies  described  below at all times in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all.

         In  selecting  securities  for the Fund's  portfolio,  the  Manager  evaluates  the  merits of  securities primarily through the exercise of its own investment  analysis.  That analysis  includes a number of factors,  some of which are discussed in the Prospectus. Additionally, the Manager may evaluate
o        the strength of an issuer's management and the history of its operations,
o        the soundness of its financial and accounting policies and its financial condition,
o        the issuer's pending product developments and developments by competitors,
o        the effect of general  market  conditions  on the issuer's  business and the prospects for the industry of which the issuer is a part, and
o        legislative proposals that might affect the issuer.

         In addition,  the Manager  ordinarily  looks for one of the following  characteristics:  an  above-average earnings growth per share; high return on invested capital;  effective  research and product  development;  pricing flexibility;  and general  operating  characteristics  that might enable the issuer to compete  successfully in its intended markets.

         The Fund intends to spread its  investments  among at least three  developing  markets under normal market conditions.  In determining an appropriate  distribution of investments  among the various countries and geographic regions in which the Fund may invest, the Manager generally considers the following factors:
o        prospects for relative economic growth, the balance of payments,
o        anticipated levels of inflation,
o        governmental policies influencing business conditions,
o        the outlook for currency relationships and
o        the range of individual investment  opportunities  available to international  investors among the various counties and geographic regions.

         The  percentage of the Fund's  assets  invested in  particular  developing  markets will vary from time to time based on the Manager's assessment of these factors,  the appreciation  possibilities of particular issuers and social and political factors that may affect specific markets.

         The portion of the Fund's  assets  allocated  to  securities  selected  for capital  appreciation  and the investment  techniques  used will depend upon the judgment of the Fund's  Manager as to the future  movement of the equity securities  markets.  If the Manager believes that economic  conditions favor a rising market, the Fund will emphasize  securities and  investment  methods  selected for high capital  growth.  If the Manager  believes that a market decline is likely, defensive securities and investment methods may be emphasized.

         Current  income is not a  consideration  in the selection of portfolio  securities  for the Fund. The fact that a security  has a low yield or does not pay current  income will not be an adverse  factor in  considering  it for the Fund's portfolio  unless the Manager  believes that the lack of yield might adversely  affect  appreciation possibilities.

         |X| Growth  Companies.  Growth  companies are those companies that the Manager  believes are entering into a growth  cycle in their  business,  with the  expectation  that their stock will  increase  in value.  They may be established companies as well as newer companies in the development stage.

         Growth  companies  may have a  variety  of  characteristics  that in the  Manager's  view  define  them as
"growth" issuers. They may be generating or applying new technologies,  new or improved distribution  techniques or new  services.  They may own or develop  natural  resources.  They may be companies  that can benefit from changing consumer  demands or  lifestyles,  or  companies  that have  projected  earnings in excess of the average for their sector or  industry.  In each case,  they have  prospects  that the Manager  believes  are  favorable  for the long term.  The  portfolio  manager  of the Fund  looks for growth  companies  with  strong,  capable  management  sound financial and accounting policies, successful product development and marketing and other factors.

         |X| Investments in Equity  Securities.  The Fund focuses its  investments in equity  securities of foreign companies  whose  principal  activities  are in  developing  markets.  Equity  securities  include  common  stocks, preferred  stocks,  rights and  warrants,  and  securities  convertible  into common stock.  The Fund's  investment primarily include stocks of what the Manager believes are growth companies.  They may have a market  capitalization of any range, small, medium or large.

         The Manager selects  securities  primarily on the basis of its view of a security's  potential for capital appreciation.

         Small-cap growth companies may offer greater  opportunities  for capital  appreciation  than securities of large,  more  established  companies.  However,  these  securities  also involve  greater risks than  securities of larger  companies.  Securities  of small  capitalization  issuers  may be subject to greater  price  volatility  in general  than  securities  of  large-cap  and  mid-cap  companies.  Therefore,  to the  degree  that  the  Fund has investments  in  smaller  capitalization  companies  at times of market  volatility,  the  Fund's  share  price may fluctuate more.  As noted below, the Fund may invest without limit in unseasoned small cap issuers.

                  |_| Convertible  Securities.  While some convertible  securities are a form of debt security,  in many cases their conversion  feature  (allowing  conversion into equity  securities)  causes them to be regarded by the Manger more as "equity  equivalents."  As a result,  the rating assigned to the security has less impact on the
Manager's investment decision than in the case of non-convertible debt fixed income securities.

         The value of a convertible  security is a function of its "investment  value" and its "conversion  value."
If the investment  value exceeds the conversion  value,  the security will behave more like a debt security and the security's  price will likely  increase  when interest  rates fall and decrease  when  interest  rates rise. If the conversion  value exceeds the  investment  value,  the security will behave more like an equity  security.  In that case it will likely  sell at a premium  over its  conversion  value and its price will tend to  fluctuate  directly with the price of the underlying security.

         To  determine  whether  convertible  securities  should be regarded as "equity  equivalents,"  the Manager examines the following factors:
(1)      whether,  at the option of the investor,  the convertible  security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)      whether the issuer of the  convertible  securities  has restated its earnings per share of common stock on a fully diluted basis (considering the effect of conversion of the convertible securities), and
(3)      the extent to which the  convertible  security  may be a  defensive  "equity  substitute,"  providing  the ability to participate in any appreciation in the price of the issuer's common stock.

                  |_| Rights and  Warrants.  The Fund may invest in  warrants  or rights.  Warrants  basically  are options to purchase equity  securities at specific prices valid for a specific period of time.  Their prices do not necessarily  move  parallel  to the prices of the  underlying  securities.  Rights are  similar  to  warrants,  but normally  have a short  duration  and are  distributed  directly  by the  issuer to its  shareholders.  Rights  and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

         |X| Foreign  Securities.  The Fund  emphasizes  investments in equity  securities  issued or guaranteed by foreign companies.  "Foreign  securities"  include equity and debt securities of companies organized under the laws of countries other than the United andStates,  and debt securities of governments  other than the U.S.  government.
They also include  securities of companies  (including  those that are located in the U.S. or organized  under U.S.
law) that derive a significant portion of their revenue or profits from foreign  businesses,  investments or sales, or that have a significant  portion of their assets abroad.  They may be traded on foreign securities  exchanges or in the foreign over-the-counter markets.

         Securities of foreign issuers that are represented by American  Depository  Receipts or that are listed on a U.S. securities exchange or traded in the U.S.  over-the-counter  markets are considered "foreign securities" for the  purpose of the Fund's  investment  allocations.  They are subject to some of the  special  considerations  and risks, discussed below, that apply to foreign securities traded and held abroad.

         Investing  in foreign  securities  offers  potential  benefits  not  available  from  investing  solely in securities of domestic  issuers.  They include the  opportunity  to invest in foreign  issuers that appear to offer growth  potential,  or in foreign  countries with economic  policies or business cycles different from those of the
U.S., or to reduce  fluctuations in portfolio  value by taking  advantage of foreign stock markets that do not move in a manner  parallel to U.S.  markets.  The Fund will hold foreign  currency only in connection  with the purchase or sale of foreign securities.

                  |_|  Risks  of  Foreign   Investing.   Investments  in  foreign   securities  may  offer  special
opportunities for investing but also present special additional risks and  considerations not typically  associated with investments in domestic securities.  Some of these additional risks are:

o        reduction of income by foreign taxes;
o        fluctuation  in value of  foreign  investments  due to  changes  in  currency  rates or  currency  control regulations (for example, currency blockage);
o        transaction charges for currency exchange;
o        lack of public information about foreign issuers;
o        lack of uniform accounting,  auditing and financial  reporting  standards in foreign countries  comparable to those applicable to domestic issuers;
o        less volume on foreign exchanges than on U.S. exchanges;
o        greater volatility and less liquidity on foreign markets than in the U.S.;
o        less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o        greater difficulties in commencing lawsuits;
o        higher brokerage commission rates than in the U.S.;
o        increased risks of delays in settlement of portfolio  transactions  or loss of certificates  for portfolio securities;
o        possibilities in some countries of expropriation,  confiscatory taxation,  political,  financial or social instability or adverse diplomatic developments; and
o        unfavorable differences between the U.S. economy and foreign economies.

         In the past, U.S.  government  policies have discouraged  certain  investments  abroad by U.S.  investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

                  |_|  Developing  Markets and Their Special  Risks.  Emerging and  developing  markets  abroad may also offer special  opportunities  for growth investing but have greater risks than markets in the United States or more developed foreign markets,  such as those in Western Europe,  Canada,  Australia,  New Zealand and Japan. Some
of those special risks are described below.

                  |_|  Settlement of  Transactions.  Settlement  procedures  in developing  markets may differ from those  of  more  established  securities  markets.  Settlements  may  also  be  delayed  by  operational  problems.
Securities  issued by  developing  countries and by issuers  located in those  countries may be subject to extended settlement  periods.  Delays in settlement  could result in temporary  periods during which a portion of the Fund's assets  is  uninvested  and no  return  is  earned on those  assets.  The  inability  of the Fund to make  intended purchases of securities  due to settlement  problems  could cause the Fund to miss  investment  opportunities.  The
Fund could suffer losses from the inability to dispose of portfolio  securities  due to settlement  problems.  As a result  there could be  subsequent  declines  in the value of the  portfolio  security,  a decrease in the level of liquidity  of the Fund's  portfolio  or, if the Fund has entered into a contract to sell the  security,  a possible liability to the purchaser.

                  |_|  Price  Volatility.  Securities  prices  in  developing  markets  may be  significantly  more volatile than is the case in more developed  nations of the world. In particular,  countries with emerging  markets may have relatively  unstable  governments.  That presents the risk of nationalization of businesses,  restrictions on foreign  ownership or  prohibitions  of  repatriation  of assets.  These  countries may have less  protection of property rights than more developed  countries.  The economies of developing  countries may be predominantly  based on only a few industries and, as such, may be highly vulnerable to changes in local or global trade conditions.

                  |_|  Less   Developed   Securities   Markets.   Developing   market   countries   may  have  less
well-developed  securities  markets and exchanges.  Consequently they have lower trading volume than the securities markets of more  developed  countries.  These markets may be unable to respond  effectively to increases in trading volume.  Therefore,  prompt  liquidation of substantial  portfolio holdings may be difficult at times. As a result, these  markets may be  substantially  less liquid than those of more  developed  countries,  and the  securities of issuers located in these markets may have limited marketability.

                  |_|  Government  Restrictions.  In  certain  developing  countries,  government  approval  may be required for the  repatriation  of  investment  income,  capital or the proceeds of sales of  securities by foreign investors,  such as the Fund. Also, a government might impose  temporary  restrictions on remitting  capital abroad if the country's  balance of payments  deteriorates,  or it might do so for other reasons.  If government  approval were  delayed  or  refused,  the Fund  could be  adversely  affected.  Additionally,  the Fund  could be  adversely affected by the imposition of restrictions on investments by foreign entities.

         Among the countries  that the Manager has  identified as developing or emerging  markets in which the Fund will consider  investing are the following  countries.  The Fund might not invest in all of these countries and the list may change.

Algeria                         Greece                       Morocco                      Taiwan
Argentina                       Guayana                      Myanmar                      Tanzania
Bangladesh                      Hong Kong                    Namibia                      Thailand
Bolivia                         Hungary                      Nigeria                      Tunisia
Botswana                        India                        Pakistan                     Turkey
Brazil                          Indonesia                    Paraguay                     Ukraine
Bulgaria                        Iran                         Peru                         Uruguay
Chile                           Israel                       Philippines                  Venezuela
China                           Ivory Coast                  Poland                       Vietnam
Colombia                        Jamaica                      Portugal                     Zambia
Costa Rica                      Jordan                       Russia                       Zimbabwe
Croatia                         Kenya                        Singapore
Cyprus                          Latvia                       Slovakia Republic
Czech Republic                  Lebanon                      Slovenia
Ecuador                         Lithuania                    South Africa
Egypt                           Malaysia                     South Korea
Estonia                         Mauritius                    Sri Lanka
Ghana                           Mexico                       Swazilandn

         |X| Portfolio  Turnover.  "Portfolio  turnover"  describes the rate at which the Fund traded its portfolio securities  during its last fiscal year.  For example,  if a fund sold all of its  securities  during the year, its portfolio  turnover  rate would have been 100%.  The Fund's  portfolio  turnover rate will  fluctuate  from year to year, although the Fund does not expect to have a portfolio turnover rate of more than 100% annually.

         Increased  portfolio  turnover  creates higher  brokerage and  transaction  costs for the Fund,  which may reduce its overall  performance.  Additionally,  the realization of capital gains from selling portfolio securities may result in  distributions  of taxable  long-term  capital  gains to  shareholders,  since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

         The Fund may engage in short-term trading to try to achieve its objective, but does not expect to have a portfolio turnover rate in excess of 100% annually.  Portfolio turnover affects brokerage costs the Fund pays. If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The Financial Highlights table below shows the Fund's portfolio turnover rates during prior fiscal years.

Other  Investment  Techniques  and  Strategies.  In seeking its  objective,  the Fund may from time to time use the types  of  investment  strategies  and  investments  described  below.  It is  not  required  to use  all of  these strategies at all times, and at times may not use them.

         |X| Investing in Small,  Unseasoned  Companies.  The Fund may invest in  securities  of small,  unseasoned companies.  These are  companies  that have been in operation for less than three years,  including the  operations of any  predecessors.  Securities of these  companies  may be subject to volatility in their prices.  They may have a limited  trading  market,  which may  adversely  affect the Fund's  ability to dispose of them and can reduce the price  the  Fund  might be able to  obtain  for  them.  Other  investors  that own a  security  issued  by a small, unseasoned  issuer for which there is limited  liquidity  might trade the security  when the Fund is  attempting to dispose of its  holdings  of that  security.  In that case the Fund might  receive a lower  price for its  holdings than might  otherwise  be  obtained.  The Fund has no limit on the amount of its net assets that may be invested in those securities.

         |X| Debt  Securities.  While the Fund does not invest for the purpose of seeking current income,  at times certain debt securities  (other than  convertible  debt securities  described above under the description of equity investments)  may be selected  for  investment  by the Fund for  investment  or  defensive  purposes,  as described below.  Certain debt  securities may be selected for the Fund's  portfolio for defensive  purposes  (including debt securities  that the  Manager  believes  may offer some  opportunities  for  capital  appreciation  when stocks are disfavored).  Up to 35% of the Fund's assets may be invested in any  combination  of debt  securities of government or  corporate  issuers in  developing  countries,  equity and debt  securities  of issuers in  developed  countries
(including  the United  States)  and cash and money  market  instruments.  For  example,  when the stock  market is volatile,  or when the portfolio manager believes that growth  opportunities in stocks are not attractive,  certain debt  securities  might provide not only offer  defensive  opportunities  but also some  opportunities  for capital appreciation.  These investments could include corporate bonds and notes of foreign or U.S.  companies,  as well as
U.S. and foreign government  securities.  It is not expected that this will be a significant  portfolio strategy of the Fund under normal market circumstances.

         While the Fund will not invest in debt securities  rates less than C or that are in default,  the Fund can invest in  below-investment  grade debt securities.  Often, debt securities of developing markets issuers are below investment  grade or are  unrated by rating  organizations.  Below  investment  grade  securities  are subject to a number of risks,  including a greater  risk of default by the issuer in making  timely  payments  of  interest  and principal  (this is called  "credit  risk").  As debt  securities,  they are also  subject to changes in value from fluctuations  in prevailing  interest  rates,  which means that their value could go down when interest rates rise, or go up when interest  rates fall (this is called  "interest  rate risk").  A discussion of these risks and rating categories of rating agencies is in the Statement of Additional Information.

                  |_|  Credit  Risk.  Debt  securities  are  subject to credit  risk.  Credit  risk  relates to the ability of the issuer of a debt  security to make  interest or  principal  payments on the  security as they become due.  If the issuer  fails to pay  interest,  the Fund's  income  may be reduced  and if the issuer  fails to repay principal,  the value of that bond and of the Fund's  shares may be  reduced.  The  Manager may rely to some extent on credit ratings by nationally  recognized  rating  agencies in evaluating the credit risk of securities  selected for the  Fund's  portfolio.  It may also use its own  research  and  analysis.  Many  factors  affect  an  issuer's ability to make timely  payments,  and the credit  risks of a particular  security  may change over time.  The Fund may invest in  higher-yielding  lower-grade debt securities (that is,  securities  below investment  grade),  which have special  risks.  Those are  securities  rated below the four highest  rating  categories  of Standard & Poor's
Rating  Service or Moody's  Investors  Service,  Inc.,  or equivalent  ratings of other rating  agencies or ratings assigned to a security by the Manager.

                  |_|      Special  Risks of  Lower-Grade  Securities.  "Lower-grade"  debt  securities  are  those rated below  "investment  grade"  which means they have a rating lower than "Baa" by Moody's or lower than "BBB" by
Standard & Poor's or Fitch,  or  similar  ratings  by other  rating  organizations.  If they are  unrated,  and are determined by the Manager to be of comparable  quality to debt securities  rated below investment  grade,  they are included in limitation  on the  percentage  of the Fund's  assets that can be invested in  lower-grade  securities.
The Fund will not invest in securities rated "C" or "D" or which are in default.

         Among the special credit risks of  lower-grade  securities is the greater risk that the issuer may default on its  obligation to pay interest or to repay  principal  than in the case of  investment  grade  securities.  The issuer's low  creditworthiness  may increase the potential for its insolvency.  An overall decline in values in the high yield bond market is also more likely during a period of a general  economic  downturn.  An economic  downturn or an increase in interest rates could severely  disrupt the market for high yield bonds,  adversely  affecting the values of outstanding  bonds as well as the ability of issuers to pay interest or repay  principal.  In the case of foreign high yield bonds,  these risks are in addition to the special  risk of foreign  investing  discussed in the
Prospectus  and in this  Statement  of  Additional  Information.  To the extent they can be  converted  into stock, convertible  securities  may be less subject to some of these risks than  non-convertible  high yield bonds,  since stock may be more liquid and less affected by some of these risk factors.

         While  securities  rated "Baa" by Moody's or "BBB" by Standard & Poor's or Fitch are investment  grade and are not  regarded  as junk bonds,  those  securities  may be subject to special  risks,  and have some  speculative characteristics.

                  |_| Interest Rate Risks.  In addition to credit  risks,  debt  securities  are subject to changes in value when  prevailing  interest  rates  change.  When  interest  rates  fall,  the values of  outstanding  debt securities  generally  rise, and the bonds may sell for more than their face amount.  When interest rates rise, the values of  outstanding  debt  securities  generally  decline,  and the bonds may sell at a discount from their face amount.  The magnitude of these price  changes is generally  greater for bonds with longer  maturities.  Therefore, when the  average  maturity of the Fund's  debt  securities  is longer,  its share  price may  fluctuate  more when interest rates change.

         |X|  Privatization  Programs.  The governments in some developing  countries have been engaged in programs to sell all or part of their interests in government-owned or controlled  enterprises.  Privatization  programs may offer opportunities for significant capital  appreciation,  and the Manager may invest Fund assets in privatization programs in what it considers to be appropriate  circumstances.  In certain  developing  countries,  the ability of foreign  entities  such as the  Fund to  participate  in  privatization  programs  may be  limited  by  local  law.
Additionally,  the terms on which the Fund might be permitted to participate  may be less  advantageous  than those afforded local investors.  There can be no assurance that privatization programs will be successful.

         |X|   "When-Issued"  and   Delayed-Delivery   Transactions.   The  Fund  can  purchase   securities  on  a
"when-issued"  basis and may purchase or sell  securities on a  "delayed-delivery"  or "forward  commitment  basis.
These terms refer to securities  that have been created and for which a market exists,  but which are not available for  immediate  delivery.  There may be a risk of loss to the Fund if the value of the security  declines  prior to the settlement date.

         When such  transactions are negotiated,  the price (which is generally  expressed in yield terms) is fixed at the  time the  commitment  is  made.  Delivery  and  payment  for the  securities  take  place  at a later  date
(generally  within 45 days of the date the offer is accepted).  The  securities are subject to change in value from market  fluctuations  during the period  until  settlement.  The value at  delivery  may be less than the  purchase price.  For  example,  changes in interest  rates in a  direction  other than that  expected by the Manager  before settlement  will affect the value of such  securities  and may cause a loss to the Fund.  During the period between purchase  and  settlement,  no payment is made by the Fund to the issuer and no  interest  accrues to the Fund from the investment.

         The Fund  will  engage  in  when-issued  transactions  to  secure  what  the  Manager  considers  to be an advantageous  price  and  yield  at the  time of  entering  into  the  obligation.  When  the  Fund  enters  into a when-issued  or  delayed-delivery  transaction,  it relies on the other  party to  complete  the  transaction.  Its failure  to do so may  cause  the Fund to lose the  opportunity  to obtain  the  security  at a price and yield the
Manager considers to be advantageous.

         When the Fund engages in  when-issued  and  delayed-delivery  transactions,  it does so for the purpose of acquiring or selling  securities  consistent  with its  investment  objective and policies for its portfolio or for delivery  pursuant to options  contracts  it has entered  into,  and not for the  purpose of  investment  leverage.
Although the Fund will enter into delayed-delivery or when-issued purchase  transactions to acquire securities,  it may  dispose  of a  commitment  prior to  settlement.  If the Fund  chooses  to  dispose  of the right to acquire a when-issued  security prior to its  acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

         At the time the Fund makes the  commitment  to  purchase or sell a security  on a  when-issued  or delayed delivery  basis,  it records the  transaction  on its books and  reflects  the value of the  security  purchased in determining the Fund's net asset value.  In a sale  transaction,  it records the proceeds to be received.  The Fund will  identify  on its  books  liquid  obligations  at least  equal in value to the  value of the  Fund's  purchase commitments until the Fund pays for the investment.

         When-issued and  delayed-delivery  transactions can be used by the Fund as a defensive  technique to hedge against  anticipated  changes in interest rates and prices.  For instance,  in periods of rising interest rates and falling prices,  the Fund might sell securities in its portfolio on a forward  commitment basis to attempt to limit its exposure to anticipated  falling  prices.  In periods of falling  interest  rates and rising  prices,  the Fund might sell portfolio  securities and purchase the same or similar  securities on a when-issued or  delayed-delivery basis to obtain the benefit of currently higher cash yields.

         |X| Repurchase  Agreements.  The Fund can acquire securities subject to repurchase  agreements.  It may do so:

o        for liquidity  purposes to meet anticipated  redemptions of Fund shares,  or pending the investment of the proceeds from sales of Fund shares, or
o        pending the settlement of portfolio securities transactions, or
o        for temporary defensive purposes, as described below.

         In a  repurchase  transaction,  the Fund  buys a  security  from,  and  simultaneously  resells  it to, an approved  vendor for delivery on an  agreed-upon  future date.  The resale price  exceeds the purchase  price by an amount that reflects an agreed-upon  interest rate  effective for the period during which the repurchase  agreement is in effect.  Approved vendors include U.S.  commercial  banks,  U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government  securities.  They must meet credit  requirements set by the Fund's Manager from time to time.

         The majority of these  transactions  run from day to day, and  delivery  pursuant to the resale  typically occurs  within one to five days of the  purchase.  Repurchase  agreements  having a maturity  beyond seven days are subject  to the  Fund's  limits  on  holding  illiquid  investments.  The Fund  will not  enter  into a  repurchase agreement  that causes  more than 10% of its net assets to be subject to  repurchase  agreements  having a maturity beyond  seven  days.  There is no limit on the amount of the Fund's  net assets  that may be subject to  repurchase agreements having maturities of seven days or less.

         Repurchase  agreements,  considered  "loans" under the Investment  Company Act, are  collateralized by the underlying  security.  The Fund's repurchase  agreements  require that at all times while the repurchase  agreement is in effect,  the value of the collateral  must equal or exceed the repurchase  price to fully  collateralize  the repayment  obligation.  However,  if the vendor fails to pay the resale price on the  delivery  date,  the Fund may incur costs in disposing of the  collateral  and may  experience  losses if there is any delay in its ability to do
so. The Manager will  monitor the vendor's  creditworthiness  to confirm that the vendor is  financially  sound and will continuously monitor the collateral's value.

         Pursuant to an Exemptive  Order issued by the Securities  and Exchange  Commission,  the Fund,  along with other  affiliated  entities  managed by the Manager,  may transfer  uninvested cash balances into one or more joint repurchase accounts.  These balances are invested in one or more repurchase agreements,  secured by U.S. government securities.  Securities  pledged as collateral  for  repurchase  agreements  are held by a custodian bank until the agreements  mature.  Each  joint  repurchase  arrangement  requires  that the  market  value of the  collateral  be sufficient  to cover  payments of interest and  principal;  however,  in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

         |X| Illiquid and  Restricted  Securities.  Under the policies  and  procedures  established  by the Fund's
Board of Trustees,  the Manager determines the liquidity of certain of the Fund's  investments.  To enable the Fund to sell its holdings of a restricted  security not  registered  under the Securities Act of 1933, the Fund may have to cause those  securities to be registered.  The expenses of registering  restricted  securities may be negotiated by the Fund with the  issuer  at the time the Fund buys the  securities.  When the Fund must  arrange  registration because the Fund wishes to sell the security,  a  considerable  period may elapse  between the time the decision is made to sell the security and the time the  security is  registered  so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

         The Fund can also  acquire  restricted  securities  through  private  placements.  Those  securities  have contractual  restrictions on their public resale.  Those  restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

         The Fund has limitations  that apply to purchases of restricted  securities,  as stated in the Prospectus.
Those  percentage  restrictions  do not limit  purchases  of  restricted  securities  that are eligible for sale to qualified  institutional  purchasers  under Rule 144A of the Securities Act of 1933, if those  securities have been determined to be liquid by the Manager under  Board-approved  guidelines.  Those  guidelines  take into account the trading  activity for such securities and the availability of reliable  pricing  information,  among other factors.
If there is a lack of trading  interest in a particular  Rule 144A security,  the Fund's  holdings of that security may be considered to be illiquid.

         Illiquid  securities  include  repurchase  agreements  maturing in more than seven days and  participation interests that do not have puts exercisable within seven days.

         |X|  Loans  of  Portfolio  Securities.  To  raise  cash  for  liquidity  purposes,  the  Fund can lend its portfolio  securities to brokers,  dealers and other types of financial  institutions  approved by the Fund's Board of  Trustees.  These  loans are  limited to not more than 10% of the value of the  Fund's  total  assets.  The Fund currently  does not intend to engage in loans of securities in the coming year,  but if it does so, such loans will not likely exceed 5% of the Fund's total assets.

         There  are some  risks in  connection  with  securities  lending.  The Fund  might  experience  a delay in receiving  additional  collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults.  The Fund must receive collateral for a loan. Under current  applicable  regulatory  requirements  (which are  subject to  change),  on each  business  day the loan  collateral  must be at least  equal to the value of the loaned  securities.  It must consist of cash,  bank letters of credit,  securities  of the U.S.  Government  or its agencies  or  instrumentalities,  or other  cash  equivalents  in which  the Fund is  permitted  to  invest.  To be acceptable  as  collateral,  letters of credit  must  obligate a bank to pay  amounts  demanded  by the Fund if the demand  meets the  terms of the  letter.  The terms of the  letter  of  credit  and the  issuing  bank both must be satisfactory to the Fund.

         When it lends  securities,  the Fund  receives  amounts  equal to the  dividends  or  interest  on  loaned securities.  It also  receives  one or more of (a)  negotiated  loan  fees,  (b)  interest  on  securities  used as collateral,  and (c) interest on any short-term debt securities  purchased with such loan  collateral.  Either type of  interest  may be shared  with the  borrower.  The Fund may also pay  reasonable  finder's,  custodian  bank and administrative  fees in  connection  with these  loans.  The terms of the Fund's loans must meet  applicable  tests under the Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities  on five days' notice or in time to vote on any important matter.

         |X|  Borrowing  for Leverage and  Liquidity.  The Fund has the ability to borrow up to 10% of the value of its net assets  from banks on an  unsecured  basis to invest  the  borrowed  funds in  portfolio  securities.  This speculative  technique  is known as  "leverage."  The Fund can also borrow from banks for  temporary  or  emergency purposes.  The Fund may borrow only from banks.  Under  current  regulatory  requirements,  borrowings  can be made only to the extent that the value of the Fund's assets,  less its liabilities  other than  borrowings,  is equal to at least 300% of all  borrowings  (including  the proposed  borrowing).  If the value of the Fund's assets fails to meet this 300%  asset  coverage  requirement,  the Fund will  reduce  its bank debt  within  three days to meet the requirement. To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

         The Fund will pay interest on these loans,  and that interest  expense will raise the overall  expenses of the Fund and  reduce  its  returns.  The Fund  does not  expect  to  borrow  for  leverage  as a normal  investment technique.  If it does  borrow,  its  expenses  will be  greater  than  comparable  funds  that do not  borrow  for leverage.  Additionally,  the Fund's net asset value per share might  fluctuate more than that of funds that do not borrow.

         |X|  Derivatives.  The Fund  can  invest  in a  variety  of  derivative  investments  to seek  income  for liquidity  needs  or for  hedging  purposes.  Some  derivative  investments  the  Fund  can  use  are  the  hedging instruments  described  below in this  Statement of  Additional  Information.  However,  the Fund does not use, and does not currently  contemplate  using,  derivatives or hedging  instruments to a significant  degree in the coming year.

         Some of the  derivative  investments  the Fund can use include  debt  exchangeable  for common stock of an issuer or  "equity-linked  debt  securities" of an issuer.  At maturity,  the debt security is exchanged for common stock of the issuer or it is payable in an amount  based on the price of the  issuer's  common stock at the time of maturity.  Both  alternatives  present a risk that the amount  payable at maturity  will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Manager expected.

         |X| Hedging.  Although the Fund does not  anticipate  the extensive use of hedging  instruments,  the Fund can use hedging  instruments.  To attempt to protect against declines in the market value of the Fund's  portfolio, to permit the Fund to retain unrealized gains in the value of portfolio  securities which have  appreciated,  or to facilitate selling securities for investment reasons, the Fund could:
o        sell futures contracts,
o        buy puts on such futures or on securities, or
o        write  covered  calls on  securities  or futures.  Covered  calls can also be used to increase  the Fund's income, but the Manager does not expect to engage extensively in that practice.

         The Fund can use hedging to establish a position in the  securities  market as a temporary  substitute for purchasing  particular  securities.  In that case the Fund would  normally seek to purchase the securities and then terminate  that  hedging  position.  The Fund might also use this type of hedge to attempt to protect  against  the possibility that its portfolio  securities  would not be fully included in a rise in value of the market.  To do so the Fund could:

o        buy futures, or
o        buy calls on such futures or on securities.

         The Fund is not  obligated  to use hedging  instruments,  even though it is  permitted  to use them in the
Manager's  discretion,  as  described  below.  The Fund's  strategy of hedging  with futures and options on futures will be incidental to the Fund's  activities in the  underlying  cash market.  The particular  hedging  instruments the Fund can use are described  below.  The Fund may employ new hedging  instruments  and strategies  when they are developed,  if those  investment  methods are consistent with the Fund's  investment  objective and are permissible under applicable regulations governing the Fund.

                  |_|  Futures.  The Fund can buy and sell  futures  contracts  that  relate  to (1)  broadly-based stock indices (these are referred to as stock index  futures),  (2) other broadly based  securities  indices (these are referred to as financial  futures),  (3) debt securities (these are referred to as interest rate futures),  (4)
foreign  currencies  (these are referred to as forward  contracts),  and (5) commodities  (these are referred to as commodity futures).

         A  broadly-based  stock  index is used as the basis for  trading  stock  index  futures.  They may in some cases be based on stocks of  issuers  in a  particular  industry  or group of  industries.  A stock  index  assigns relative values to the common stocks  included in the index and its value  fluctuates in response to the changes in value of the  underlying  stocks.  A stock  index  cannot be  purchased  or sold  directly.  Financial  futures are similar  contracts based on the future value of the basket of securities  that comprise the index.  These contracts obligate the seller to deliver,  and the  purchaser to take,  cash to settle the futures  transaction.  There is no delivery  made of the  underlying  securities  to settle the futures  obligation.  Either party may also settle the transaction by entering into an offsetting contract.

         An interest  rate future  obligates  the seller to deliver (and the purchaser to take) cash or a specified type of debt  security  to settle the  futures  transaction.  Either  party  could  also  enter into an  offsetting contract to close out the position.

         The Fund can invest a portion of its assets in  commodity  futures  contracts.  Commodity  futures  may be based upon  commodities  within five main commodity  groups:  (1) energy,  which  includes crude oil,  natural gas, gasoline and heating oil; (2) livestock,  which includes  cattle and hogs; (3)  agriculture,  which includes wheat, corn, soybeans,  cotton,  coffee,  sugar and cocoa; (4) industrial metals,  which includes aluminum,  copper, lead, nickel,  tin and zinc; and (5) precious  metals,  which includes gold,  platinum and silver.  The Fund may purchase and sell commodity  futures  contracts,  options on futures  contracts and options and futures on commodity indices with respect to these five main  commodity  groups and the  individual  commodities  within each group,  as well as other types of commodities.

         No money is paid or  received  by the Fund on the  purchase  or sale of a  future.  Upon  entering  into a futures  transaction,  the Fund will be required to deposit an initial margin  payment with the futures  commission merchant (the "futures  broker").  Initial margin  payments will be deposited with the Fund's  custodian bank in an account registered in the futures broker's name.  However,  the futures broker can gain access to that account only under  specified  conditions.  As the  future  is  marked to market  (that  is,  its value on the  Fund's  books is changed) to reflect changes in its market value,  subsequent  margin  payments,  called variation  margin,  will be paid to or by the futures broker daily.
         At any time prior to expiration  of the future,  the Fund may elect to close out its position by taking an opposite  position,  at which time a final  determination  of variation margin is made and any additional cash must be  paid by or  released  to the  Fund.  Any  loss or gain on the  future  is then  realized  by the  Fund  for tax purposes.  All futures  transactions  are effected  through a  clearinghouse  associated with the exchange on which the contracts are traded.

                  |_| Put and Call  Options.  The Fund may buy and sell certain  kinds of put options  ("puts") and call options  ("calls").  The Fund may buy and sell  exchange-traded  and  over-the-counter  put and call  options, including index options,  securities  options,  currency  options,  commodities  options,  and options on the other types of futures described above.

                  |_| Writing  Covered Call  Options.  The Fund can write (that is,  sell)  covered  calls.  If the
Fund  sells a call  option,  it must be  covered.  That  means the Fund must own the  security  subject to the call while  the call is  outstanding,  or,  for  certain  types of  calls,  the call may be  covered  by  liquid  assets identified on the Fund's books to enable the Fund to satisfy its  obligations  if the call is exercised.  Up to 25%
of the Fund's total assets may be subject to calls the Fund writes.

         When the Fund  writes a call on a  security,  it receives  cash (a  premium).  The Fund agrees to sell the underlying  security to a purchaser of a corresponding  call on the same security during the call period at a fixed exercise  price  regardless  of market price  changes  during the call period.  The call period is usually not more than nine months.  The exercise  price may differ from the market price of the  underlying  security.  The Fund has the risk of loss that the price of the  underlying  security may decline  during the call period.  That risk may be offset to some extent by the  premium the Fund  receives.  If the value of the  investment  does not rise above the call price,  it is likely that the call will lapse  without being  exercised.  In that case the Fund would keep the cash premium and the investment.

         When  the  Fund  writes  a call on an  index,  it  receives  cash (a  premium).  If the  buyer of the call exercises  it, the Fund will pay an amount of cash equal to the  difference  between the closing  price of the call and the exercise  price,  multiplied by a specified  multiple that  determines the total value of the call for each point  difference.  If the value of the  underlying  investment  does not rise above the call  price,  it is likely that the call will lapse without being exercised.  In that case, the Fund would keep the cash premium.

         The Fund's  custodian  bank, or a securities  depository  acting for the custodian  bank,  will act as the
Fund's escrow agent,  through the facilities of the Options Clearing  Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges or as to other acceptable escrow  securities.  In that way, no margin will be required for such  transactions.  OCC will release the  securities  on the  expiration of the option or when the Fund enters into a closing transaction.

         When the Fund  writes an  over-the-counter  ("OTC")  option,  it will  enter  into an  arrangement  with a primary U.S.  government  securities  dealer which will  establish a formula  price at which the Fund will have the absolute  right to  repurchase  that OTC option.  The formula  price will  generally  be based on a multiple of the premium received for the option,  plus the amount by which the option is exercisable  below the market price of the underlying  security (that is, the option is "in the money").  When the Fund writes an OTC option, it will treat as illiquid (for purposes of its  restriction on holding  illiquid  securities)  the  mark-to-market  value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

         To terminate its  obligation  on a call it has written,  the Fund may purchase a  corresponding  call in a
"closing  purchase  transaction."  The Fund will then realize a profit or loss,  depending  upon whether the net of the amount of the option  transaction  costs and the  premium  received  on the call the Fund wrote is more or less than the price of the call the Fund  purchases to close out the  transaction.  The Fund may realize a profit if the call expires  unexercised,  because the Fund will retain the  underlying  security and the premium it received when it wrote the call. Any such profits are  considered  short-term  capital gains for federal income tax purposes,  as are the premiums on lapsed calls.  When  distributed by the Fund they are taxable as ordinary  income.  If the Fund cannot  effect a  closing  purchase  transaction  due to the lack of a market,  it will  have to hold the  callable securities until the call expires or is exercised.

         The Fund may also write calls on a futures  contract  without  owning the futures  contract or  securities deliverable  under  the  contract.  To do so,  at the time the call is  written,  the Fund  must  cover the call by identifying  an equivalent  dollar amount of liquid assets on the Fund's books.  The Fund will identify  additional liquid  assets on the Fund's books if the value of the  identified  assets drops below 100% of the current value of the  future.  Because of this  identification  requirement,  in no  circumstances  would the  Fund's  receipt of an exercise notice as to that future require the Fund to deliver a futures  contract.  It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

                  |_| Writing Put Options.  The Fund can sell put  options.  A put option on  securities  gives the purchaser  the right to sell,  and the writer the  obligation  to buy, the  underlying  investment  at the exercise price  during the  option  period.  The Fund will not write  puts if, as a result,  more than 50% of the Fund's net assets would be required to be identified on the Fund's books to cover such put options.

         If the Fund writes a put, the put must be covered by liquid assets  identified  on the Fund's  books.  The premium  the Fund  receives  from  writing  a put  represents  a  profit,  as long as the  price of the  underlying investment  remains  equal  to or above  the  exercise  price  of the put.  However,  the  Fund  also  assumes  the obligation  during the option  period to buy the  underlying  investment  from the buyer of the put at the exercise price,  even if the value of the investment  falls below the exercise  price. If a put the Fund has written expires unexercised,  the Fund realizes a gain in the amount of the premium less the  transaction  costs  incurred.  If the put is  exercised,  the Fund must fulfill its  obligation  to purchase the  underlying  investment  at the exercise price.  That price will usually  exceed the market value of the  investment  at that time.  In that case,  the Fund may incur a loss if it sells the  underlying  investment.  That loss will be equal to the sum of the sale  price of the underlying  investment and the premium  received minus the sum of the exercise price and any transaction  costs the Fund incurred.

         When writing a put option on a security,  to secure its obligation to pay for the underlying  security the
Fund will  identify  liquid  assets  with a value equal to or greater  than the  exercise  price of the  underlying securities.  The Fund  therefore  forgoes the  opportunity  of investing  the  identified  assets or writing  calls against those assets.

         As long as the Fund's  obligation as the put writer  continues,  it may be assigned an exercise  notice by the  broker-dealer  through  which the put was sold.  That  notice will  require  the Fund to take  delivery of the underlying  security and pay the exercise  price.  The Fund has no control over when it may be required to purchase the underlying  security,  since it may be assigned an exercise  notice at any time prior to the termination of its obligation  as the  writer  of the  put.  That  obligation  terminates  upon  expiration  of the  put.  It may also terminate  if,  before  it  receives  an  exercise  notice,  the Fund  effects a closing  purchase  transaction  by purchasing  a put of the same series as it sold.  Once the Fund has been  assigned an  exercise  notice,  it cannot effect a closing purchase transaction.

         The Fund may decide to effect a closing  purchase  transaction to realize a profit on an  outstanding  put option it has  written  or to  prevent  the  underlying  security  from being  put.  Effecting  a closing  purchase transaction  will also permit the Fund to write  another put option on the  security,  or to sell the  security and use the  proceeds  from the sale for  other  investments.  The Fund  will  realize  a profit or loss from a closing purchase  transaction  depending on whether the cost of the  transaction is less or more than the premium  received from writing the put option.  Any profits from writing puts are  considered  short-term  capital  gains for federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

                  |_| Purchasing  Calls and Puts. The Fund can purchase  calls to protect  against the  possibility that the Fund's  portfolio  will not  participate in an anticipated  rise in the securities  market.  When the Fund buys a call (other than in a closing purchase  transaction),  it pays a premium. The Fund then has the right to buy the underlying  investment from a seller of a corresponding  call on the same investment  during the call period at a fixed  exercise  price.  The Fund  benefits  only if it sells the call at a profit or if, during the call period, the market price of the  underlying  investment is above the sum of the call price plus the  transaction  costs and the premium paid for the call and the Fund  exercises  the call.  If the Fund does not exercise the call or sell it
(whether or not at a profit),  the call will become  worthless at its  expiration  date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

         The Fund can buy puts whether or not it holds the underlying  investment in its  portfolio.  When the Fund purchases  a put,  it pays a premium  and,  except  as to puts on  indices,  has the  right to sell the  underlying investment to a seller of a put on a  corresponding  investment  during the put period at a fixed  exercise  price.
Buying a put on an  investment  the Fund does not own (such as an index or future)  permits  the Fund to resell the put or to buy the  underlying  investment and sell it at the exercise  price.  The resale price will vary inversely to the price of the underlying  investment.  If the market price of the underlying investment is above the exercise price and, as a result,  the put is not exercised,  the put will become  worthless on its expiration  date. In that case the Fund will have paid the premium but lost the right to sell the underlying  investment.  However,  the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

         When the Fund  purchases  a call or put on an index or future,  it pays a premium,  but  settlement  is in cash rather  than by delivery of the  underlying  investment  to the Fund.  Gain or loss  depends on changes in the index in question (and thus on price movements in the securities  market  generally) rather than on price movements in individual securities or futures contracts.

         The Fund may buy a call or put only if,  after the  purchase,  the value of all call and put options  held by the Fund will not exceed 5% of the Fund's total assets.

                  |_| Buying and Selling  Options on Foreign  Currencies.  The Fund can buy and sell calls and puts on foreign  currencies.  They include puts and calls that trade on a securities or  commodities  exchange or in the over-the-counter  markets  or are quoted by major  recognized  dealers  in such  options.  The Fund could use these calls and puts to try to protect  against  declines in the dollar value of foreign  securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

         If the Manager  anticipates  a rise in the dollar value of a foreign  currency in which  securities  to be acquired are  denominated,  the increased cost of those  securities may be partially  offset by purchasing calls or writing  puts on that  foreign  currency.  If the Manager  anticipates  a decline in the dollar  value of a foreign currency,  the decline in the dollar value of portfolio securities  denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign  currency.  However,  the currency rates could fluctuate in a direction  adverse to the Fund's  position.  The Fund will then have  incurred  option  premium  payments  and transaction costs without a corresponding benefit.

         A call the Fund  writes  on a foreign  currency  is  "covered"  if the Fund  owns the  underlying  foreign currency  covered by the call or has an absolute  and  immediate  right to acquire that  foreign  currency  without additional cash  consideration (or it can do so for additional cash  consideration  identified on the Fund's books)
upon conversion or exchange of other foreign currency held in its portfolio.

         The Fund  could  write a call on a  foreign  currency  to  provide a hedge  against a decline  in the U.S.
dollar  value of a  security  which the Fund  owns or has the right to  acquire  and  which is  denominated  in the currency  underlying  the option.  That decline might be one that occurs due to an expected  adverse  change in the exchange rate. This is known as a  "cross-hedging"  strategy.  In those  circumstances,  the Fund covers the option by maintaining cash, U.S.  government  securities or other liquid, high grade debt securities in an amount equal to the exercise price of the option, identified on the Fund's books.

                  |_|  Risks  of  Hedging  with  Options  and  Futures.  The use of  hedging  instruments  requires special  skills and  knowledge  of  investment  techniques  that are  different  than what is  required  for normal portfolio  management.  If the Manager  uses a hedging  instrument  at the wrong time or judges  market  conditions incorrectly,  hedging  strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

         The Fund's option  activities  could affect its portfolio  turnover  rate and brokerage  commissions.  The exercise of calls written by the Fund might cause the Fund to sell related  portfolio  securities,  thus increasing its turnover  rate. The exercise by the Fund of puts on securities  will cause the sale of underlying  investments, increasing  portfolio  turnover.  Although  the  decision  whether to  exercise a put it holds is within the Fund's control,  holding a put might cause the Fund to sell the related  investments  for reasons  that would not exist in the absence of the put.

         The Fund could pay a brokerage  commission  each time it buys a call or put,  sells a call or put, or buys or sells an underlying  investment in connection  with the exercise of a call or put.  Those  commissions  could be higher on a relative  basis than the  commissions  for direct  purchases  or sales of the  underlying  investments.
Premiums paid for options are small in relation to the market value of the  underlying  investments.  Consequently, put and call options  offer large amounts of leverage.  The leverage  offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

         If a covered  call  written by the Fund is exercised on an  investment  that has  increased in value,  the
Fund will be required to sell the  investment  at the call price.  It will not be able to realize any profit if the investment has increased in value above the call price.

         An option position may be closed out only on a market that provides  secondary  trading for options of the same series,  and there is no assurance that a liquid  secondary market will exist for any particular  option.  The
Fund might  experience  losses if it could not close out a position because of an illiquid market for the future or option.

         There is a risk in using short hedging by selling futures or purchasing puts on  broadly-based  indices or futures to attempt to protect against  declines in the value of the Fund's portfolio  securities.  The risk is that the prices of the futures or the applicable  index will correlate  imperfectly with the behavior of the cash prices of the Fund's  securities.  For  example,  it is possible  that while the Fund has used  hedging  instruments  in a short  hedge,  the  market  might  advance  and the value of the  securities  held in the  Fund's  portfolio  might decline.  If that occurred,  the Fund would lose money on the hedging  instruments and also experience a decline in the value of its portfolio securities.  However,  while this could occur for a very brief period or to a very small degree,  over time the value of a diversified  portfolio of securities  will tend to move in the same  direction as the indices upon which the hedging instruments are based.

         The risk of imperfect  correlation  increases as the composition of the Fund's portfolio diverges from the securities  included in the  applicable  index.  To compensate  for the imperfect  correlation  of movements in the price of the  portfolio  securities  being hedged and movements in the price of the hedging  instruments,  the Fund might use hedging  instruments  in a greater  dollar  amount than the dollar amount of portfolio  securities  being hedged.  It might do so if the  historical  volatility  of the prices of the portfolio  securities  being hedged is more than the historical volatility of the applicable index.

         The ordinary  spreads between prices in the cash and futures  markets are subject to  distortions,  due to differences in the nature of those markets.  First,  all  participants  in the futures market are subject to margin deposit and maintenance  requirements.  Rather than meeting additional margin deposit  requirements,  investors may close futures contracts through  offsetting  transactions which could distort the normal  relationship  between the cash and futures  markets.  Second,  the  liquidity of the futures  market  depends on  participants  entering into offsetting  transactions  rather than making or taking delivery.  To the extent participants decide to make or take delivery,  liquidity in the futures market could be reduced,  thus producing  distortion.  Third, from the point of view of speculators,  the deposit  requirements in the futures market are less onerous than margin  requirements in the  securities  markets.  Therefore,  increased  participation  by  speculators  in the  futures  market may cause temporary price distortions.

         The Fund can use hedging  instruments  to  establish a position in the  securities  markets as a temporary substitute  for the  purchase of  individual  securities  (long  hedging) by buying  futures  and/or  calls on such futures,  broadly-based  indices or on  securities.  It is  possible  that when the Fund does so the  market  might decline.  If the Fund then  concludes  not to invest in  securities  because  of  concerns  that the  market  might decline further or for other reasons,  the Fund will realize a loss on the hedging  instruments  that is not offset by a reduction in the price of the securities purchased.

                  |_| Forward  Contracts.  Forward  contracts are foreign  currency  exchange  contracts.  They are used to buy or sell  foreign  currency for future  delivery at a fixed  price.  The Fund uses them to "lock in" the
U.S. dollar price of a security  denominated in a foreign  currency that the Fund has bought or sold, or to protect against  possible losses from changes in the relative values of the U.S.  dollar and a foreign  currency.  The Fund limits its exposure in foreign currency  exchange  contracts in a particular  foreign currency to the amount of its assets  denominated  in that  currency  or a  closely-correlated  currency.  The Fund may also use  "cross-hedging"
where the Fund  hedges  against  changes in  currencies  other than the  currency  in which a security  it holds is denominated.

         Under a forward  contract,  one party  agrees to  purchase,  and another  party agrees to sell, a specific currency at a future date.  That date may be any fixed number of days from the date of the contract  agreed upon by the parties.  The  transaction  price is set at the time the contract is entered into.  These  contracts are traded in the inter-bank  market conducted  directly among currency  traders  (usually large  commercial  banks) and their customers.

         The Fund may use  forward  contracts  to  protect  against  uncertainty  in the level of  future  exchange rates.  The use of forward  contracts does not eliminate the risk of  fluctuations  in the prices of the underlying securities  the Fund owns or intends to acquire,  but it does fix a rate of exchange in advance.  Although  forward contracts  may reduce the risk of loss from a decline  in the value of the hedged  currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

         When the Fund  enters into a contract  for the  purchase  or sale of a security  denominated  in a foreign currency,  or when it  anticipates  receiving  dividend  payments in a foreign  currency,  the Fund might desire to
"lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend  payments.  To do so, the Fund could enter into a forward  contract for the purchase or sale of the amount of foreign  currency  involved in the underlying  transaction,  in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a  "transaction  hedge." The  transaction  hedge will protect the Fund against a loss from an adverse change in the currency  exchange  rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

         The Fund could also use forward  contracts to lock in the U.S. dollar value of portfolio  positions.  This is called a "position  hedge." When the Fund believes  that foreign  currency  might suffer a  substantial  decline against  the U.S.  dollar,  it could  enter  into a forward  contract  to sell an amount of that  foreign  currency approximating  the value of some or all of the Fund's portfolio  securities  denominated in that foreign  currency.
When the Fund  believes that the U.S.  dollar might suffer a substantial  decline  against a foreign  currency,  it could enter into a forward  contract to buy that foreign  currency for a fixed dollar  amount.  Alternatively,  the
Fund might enter into a forward  contract to sell a different  foreign  currency for a fixed U.S.  dollar amount if the Fund believes that the U.S.  dollar value of the foreign  currency to be sold pursuant to its forward  contract will fall whenever  there is a decline in the U.S.  dollar value of the currency in which  portfolio  securities of the Fund are denominated. That is referred to as a "cross hedge."

         The Fund will cover its short  positions  in these  cases by  identifying  to its  custodian  bank  assets having a value equal to the aggregate amount of the Fund's  commitment under forward  contracts.  The Fund will not enter into forward  contracts or maintain a net exposure to such  contracts if the  consummation  of the  contracts would  obligate  the Fund to deliver an amount of foreign  currency in excess of the value of the Fund's  portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

         However,  to avoid excess  transactions  and  transaction  costs,  the Fund may maintain a net exposure to forward  contracts  in excess of the value of the  Fund's  portfolio  securities  or other  assets  denominated  in foreign  currencies if the excess amount is "covered" by liquid securities  denominated in any currency.  The cover must be at least  equal at all times to the amount of that  excess.  As one  alternative,  the Fund may  purchase a call  option  permitting  the Fund to  purchase  the  amount of foreign  currency  being  hedged by a forward  sale contract at a price no higher than the forward  contract  price.  As another  alternative,  the Fund may purchase a put option  permitting the Fund to sell the amount of foreign currency subject to a forward purchase  contract at a price as high or higher than the forward contact price.

         The precise  matching of the amounts under  forward  contracts  and the value of the  securities  involved generally  will not be possible  because the future value of  securities  denominated  in foreign  currencies  will change as a consequence of market  movements  between the date the forward contract is entered into and the date it is sold.  In some cases the Manager  might decide to sell the security and deliver  foreign  currency to settle the original  purchase  obligation.  If the market  value of the  security is less than the amount of foreign  currency the Fund is obligated to deliver,  the Fund might have to purchase  additional foreign currency on the "spot" (that is, cash) market to settle the security  trade.  If the market value of the security  instead exceeds the amount of foreign  currency  the Fund is  obligated  to deliver to settle the trade,  the Fund might have to sell on the spot market some of the foreign currency  received upon the sale of the security.  There will be additional  transaction costs on the spot market in those cases.

         The  projection  of  short-term  currency  market  movements is extremely  difficult,  and the  successful execution  of a  short-term  hedging  strategy  is  highly  uncertain.  Forward  contracts  involve  the risk  that anticipated  currency  movements  will not be  accurately  predicted,  causing the Fund to sustain  losses on these contracts and to pay additional  transactions  costs. The use of forward  contracts in this manner might reduce the
Fund's  performance if there are unanticipated  changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

         At or before the  maturity of a forward  contract  requiring  the Fund to sell a currency,  the Fund might sell a portfolio  security and use the sale proceeds to make delivery of the currency.  In the alternative the Fund might retain the  security and offset its  contractual  obligation  to deliver the currency by  purchasing a second contract.  Under that  contract the Fund will obtain,  on the same maturity  date,  the same amount of the currency that it is obligated to deliver.  Similarly,  the Fund might close out a forward contract  requiring it to purchase a specified  currency by entering into a second contract  entitling it to sell the same amount of the same currency on the maturity  date of the first  contract.  The Fund would  realize a gain or loss as a result of entering  into such an  offsetting  forward  contract  under  either  circumstance.  The gain or loss will depend on the extent to which the exchange rate or rates between the  currencies  involved  moved between the execution  dates of the first contract and offsetting contract.

         The costs to the Fund of  engaging  in  forward  contracts  varies  with  factors  such as the  currencies involved,  the length of the contract period and the market  conditions then prevailing.  Because forward contracts are usually  entered into on a principal  basis,  no brokerage  fees or  commissions  are  involved.  Because these contracts  are not  traded  on an  exchange,  the  Fund  must  evaluate  the  credit  and  performance  risk of the counterparty under each forward contract.

         Although  the Fund  values its assets  daily in terms of U.S.  dollars,  it does not intend to convert its holdings of foreign  currencies  into U.S.  dollars on a daily basis.  The Fund may convert  foreign  currency from time to time, and will incur costs in doing so. Foreign  exchange  dealers do not charge a fee for conversion,  but they do seek to realize a profit  based on the  difference  between  the prices at which they buy and sell  various currencies.  Thus,  a dealer  might  offer to sell a foreign  currency  to the Fund at one rate,  while  offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

                  |_| Regulatory  Aspects of Hedging  Instruments.  When using futures and options on futures,  the
Fund is required to operate  within  certain  guidelines  and  restrictions  with  respect to the use of futures as established by the Commodities  Futures Trading Commission (the "CFTC").  In particular,  the Fund is exempted from registration  with the CFTC as a "commodity  pool operator" if the Fund complies with the  requirements of Rule 4.5 adopted by the CFTC.  The Rule does not limit the  percentage  of the Fund's  assets  that may be used for  futures margin and related  options  premiums  for a bona fide hedging  position.  However,  under the Rule,  the Fund must limit its  aggregate  initial  futures  margin and related  options  premiums to not more than 5% of the Fund's net assets for hedging  strategies  that are not  considered  bona fide hedging  strategies  under the Rule.  Under the
Rule,  the Fund must also use short  futures and options on futures  solely for bona fide hedging  purposes  within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

         Transactions in options by the Fund are subject to limitations  established by the option  exchanges.  The exchanges  limit the  maximum  number of  options  that may be  written  or held by a single  investor  or group of investors  acting in concert.  Those  limits apply  regardless  of whether the options were written or purchased on the same or different  exchanges or are held in one or more accounts or through one or more different  exchanges or through  one or more  brokers.  Thus,  the number of  options  that the Fund may write or hold may be  affected  by options written or held by other  entities,  including other  investment  companies  having the same Advisor as the
Fund (or an Advisor that is an affiliate of the Fund's  Advisor).  The  exchanges  also impose  position  limits on
Futures  transactions.  An exchange  may order the  liquidation  of  positions  found to be in  violation  of those limits and may impose certain other sanctions.

         Under the  Investment  Company Act,  when the Fund  purchases a future,  it must  maintain cash or readily marketable  short-term  debt  instruments in an amount equal to the market value of the  securities  underlying the future, less the margin deposit applicable to it.

                  |_| Tax Aspects of Certain Hedging  Instruments.  Certain foreign currency exchange  contracts in which the Fund may invest are treated as "Section  1256  contracts"  under the Internal  Revenue  Code. In general, gains or losses relating to Section 1256 contracts are  characterized  as 60% long-term and 40% short-term  capital gains or losses under the Code.  However,  foreign  currency  gains or losses  arising from Section 1256  contracts that are forward  contracts  generally are treated as ordinary income or loss. In addition,  Section 1256 contracts held by the Fund at the end of each  taxable  year are  "marked-to-market,"  and  unrealized  gains or  losses  are treated as though they were  realized.  These  contracts also may be  marked-to-market  for purposes of determining the excise tax  applicable  to investment  company  distributions  and for other  purposes  under rules  prescribed pursuant to the  Internal  Revenue  Code.  An election can be made by the Fund to exempt  those  transactions  from this marked-to-market treatment.

         Certain  forward  contracts  the Fund  enters  into may  result in  "straddles"  for  federal  income  tax purposes.  The straddle  rules may affect the character  and timing of gains (or losses)  recognized by the Fund on straddle  positions.  Generally,  a loss sustained on the disposition of a position making up a straddle is allowed only to the  extent  that  the loss  exceeds  any  unrecognized  gain in the  offsetting  positions  making  up the straddle.  Disallowed  loss  is  generally  allowed  at the  point  where  there  is no  unrecognized  gain  in the offsetting positions making up the straddle, or the offsetting position is disposed of.

         Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
         1.    gains or losses  attributable  to  fluctuations  in exchange  rates that occur  between the time the
               Fund accrues interest or other receivables or accrues expenses or other  liabilities  denominated in a  foreign  currency  and the  time  the  Fund  actually  collects  such  receivables  or pays  such liabilities, and
         2.    gains or losses  attributable to fluctuations  in the value of a foreign  currency  between the date of acquisition  of a debt security  denominated in a foreign  currency or foreign  currency  forward contracts and the date of disposition.

         Currency gains and losses are offset  against  market gains and losses on each trade before  determining a net "Section 988" gain or loss under the Internal  Revenue Code for that trade,  which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

Investment  in Other  Investment  Companies.  The  Fund  can also  invest  in the  securities  of other  investment companies,  which can include open-end funds,  closed-end funds and unit investment  trusts,  subject to the limits set forth in the  Investment  Company  Act that apply to those  types of  investments.  For  example,  the Fund can invest in Exchange-Traded  Funds,  which are typically open-end funds or unit investment trusts,  listed on a stock exchange.  The Fund  might do so as a way of  gaining  exposure  to the  segments  of the  equity  or  fixed-income markets  represented by the Exchange-Traded  Funds' portfolio,  at times when the Fund may not be able to buy those portfolio securities directly.

Investing in another  investment  company may involve the payment of  substantial  premiums above the value of such investment  company's  portfolio  securities  and is subject to limitations  under the Investment  Company Act. The
Fund does not  intend to invest in other  investment  companies  unless the  Manager  believes  that the  potential benefits  of the  investment  justify  the  payment  of any  premiums  or sales  charges.  As a  shareholder  of an investment  company,  the Fund  would be  subject  to its  ratable  share of that  investment  company's  expenses, including its advisory and  administration  expenses.  The Fund does not anticipate  investing a substantial amount of its net assets in shares of other investment companies.

         |X| Temporary Defensive  Investments.  When market conditions are unstable,  or the Manager believes it is otherwise  appropriate  to reduce  holdings  in stocks,  the Fund can invest in a variety  of debt  securities  for defensive  purposes.  The Fund can also purchase these securities for liquidity  purposes to meet cash needs due to the  redemption  of Fund  shares,  or to hold  while  waiting  to  reinvest  cash  received  from the sale of other portfolio securities. The Fund can hold cash or buy:

o        high-quality (rated in the top rating categories of  nationally-recognized  rating organizations or deemed by the Manager to be of comparable  quality),  short-term money market  instruments,  including those issued by the U. S. Treasury or other government agencies,
o        commercial paper (short-term,  unsecured,  promissory notes of domestic or foreign companies) rated in the top two rating categories of a nationally recognizes rating organization,
o        debt obligations of corporate or foreign  government  issuers,  rated investment grade (rated at least Baa by  Moody's  Investors  Service,  Inc.  or at  least  BBB by  Standard  &  Poor's  Corporation,  or a comparable  rating by another rating  organization),  or unrated  securities  judge by the Manager to have a comparable quality to rated securities in those categories,
o        certificates  of deposit  and  bankers'  acceptances  of domestic  and foreign  banks and savings and loan associations, and
o        repurchase agreements.

         Short-term debt securities  would normally be selected for defensive or cash management  purposes  because they can  normally be disposed of quickly,  are not  generally  subject to  significant  fluctuations  in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Investment Restrictions

         |X| What Are  "Fundamental  Policies?"  Fundamental  policies are those policies that the Fund has adopted to govern its  investments  that can be changed only by the vote of a "majority" of the Fund's  outstanding  voting securities.  Under the  Investment  Company  Act, a  "majority"  vote is defined as the vote of the  holders of the lesser of:

o        67% or more of the shares  present or  represented  by proxy at a shareholder  meeting,  if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o        more than 50% of the outstanding shares.

         The Fund's investment  objective is a fundamental  policy.  Other policies  described in the Prospectus or this Statement of Additional  Information are  "fundamental"  only if they are identified as such. The Fund's Board of Trustees can change  non-fundamental  policies without  shareholder  approval.  However,  significant changes to investment  policies will be described in  supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

         |X| What Are The Fund's  Additional  Fundamental  Policies?  The  following  investment  restrictions  are fundamental policies of the Fund.

o        The Fund  cannot  buy  securities  issued  or  guaranteed  by any one  issuer if more than 5% of its total assets  would be  invested  in  securities  of that issuer or if it would then own more than 10% of that issuer's voting  securities.  That restriction  applies to 75% of the Fund's total assets. The limit  does not  apply to  securities  issued  by the U.S.  government  or any of its  agencies  or instrumentalities.

o        The Fund cannot  concentrate  investments in any particular  industry.  That means it cannot invest 25% or more of its total assets in companies in any one industry.

o        The Fund cannot lend money.  However,  the Fund can enter into repurchase  transactions  and can invest in all or a portion of an issue of bonds,  debentures,  commercial  paper or other  similar  corporate obligations,  whether or not they are publicly  distributed.  Investments in  obligations  that are not  publicly  distributed  are  subject  to any  applicable  percentage  limitation  on the Fund's holdings of illiquid and  restricted  securities.  The Fund may also lend its portfolio  securities subject to any restrictions adopted by the Board of Trustees.

o        The Fund  cannot  invest in real  estate or  interests  in real  estate.  However,  the Fund can  purchase readily-marketable securities of companies holding real estate or interests in real estate.

o        The Fund cannot issue "senior  securities," but this does not prohibit certain  investment  activities for which  assets  of  the  Fund  are  designated  as  segregated,  or  margin,  collateral  or  escrow arrangements  are  established,  to cover the related  obligations.  Examples  of those  activities
                include  borrowing  money,   reverse  repurchase   agreements,   delayed-delivery  and  when-issued
                arrangements  for portfolio  securities  transactions,  and  contracts to buy or sell  derivatives, hedging instruments, options or futures.

o        The Fund cannot underwrite  securities of other companies.  A permitted  exception is in case it is deemed to be an underwriter  under the  Securities  Act of 1933 when reselling any securities  held in its own portfolio

o        The Fund  cannot  invest in  commodities  or  commodity  contracts,  other  than the  hedging  instruments permitted  by any of its  other  investment  policies.  It does  not  matter  whether  the  hedging instrument is considered to be a commodity or commodity contract.

         Another  fundamental  policy  adopted by the Fund permits it to invest all of its assets in the securities of a single open-end  management  investment company for which the Manager,  one of its subsidiaries or a successor is the  investment  Advisor or  sub-Advisor.  That fund must have  substantially  the same  fundamental  investment objective,  policies and  limitations  as the Fund.  This policy  would permit the Fund to adopt a  "master-feeder"
structure.  Under  that  structure,  the Fund  would be a  "feeder"  fund and would  invest  all of its assets in a single  pooled  "master  fund" in which other feeder  funds could also  invest.  This could enable the Fund to take advantage of potential  operational and cost efficiencies in the master-feeder  structure.  The Fund has no present intention of adopting the  master-feeder  structure.  If it did so, the Prospectus and this Statement of Additional
Information would be revised  accordingly.  In addition,  the Fund may invest in funds selected by a Trustee of the
Fund under its Deferred Compensation Plan for Disinterested Trustees.

     |X| Does the Fund Have Any Restrictions  That Are Not  Fundamental?  The Fund has a number of other investment restrictions  that are not  fundamental  policies,  which  means that they can be changed by the Board of  Trustees without shareholder approval.

o        The Fund cannot invest in companies for the purpose of acquiring control or management of them.

o        The Fund cannot purchase  securities on margin.  However,  the Fund may make margin deposits in connection with any of the hedging instruments permitted by any of its other investment policies.

o        The Fund cannot  invest in or hold  securities  of any issuer if officers  and Trustees of the Fund or the
              Manager  individually  beneficially  own more than 1/2 of 1% of the  securities  of that  issuer  and together own more than 5% of the securities of that issuer.

o        The Fund  cannot  mortgage  or pledge  any of its  assets.  However,  this does not  prohibit  the  escrow arrangements  contemplated  by the  writing of covered  call  options or other  collateral  or margin arrangements  in  connection  with  any of the  hedging  instruments  permitted  by any of its  other investment policies.

         Unless the Prospectus or this  Statement of Additional  Information  states that a percentage  restriction applies  on an ongoing  basis,  it applies  only at the time the Fund makes an  investment.  The Fund need not sell securities  to meet the  percentage  limits if the value of the  investment  increases in proportion to the size of the Fund.

         For purposes of the Fund's policy not to  concentrate  its  investments as described  above,  the Fund has adopted the industry  classifications  set forth in Appendix A to this  Statement of Additional  Information.  This is not a fundamental policy.

How the Fund is Managed

Organization and History.  The Fund is an open-end,  diversified  management  investment  company with an unlimited number of authorized  shares of beneficial  interest.  The Fund was organized as a Massachusetts  business trust in
May, 1996.

         The Fund is  governed by a Board of  Trustees,  which is  responsible  for  protecting  the  interests  of shareholders  under  Massachusetts  law. The Trustees meet  periodically  throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

|X|      Classes of Shares. The Trustees are authorized,  without  shareholder  approval,  to create new series and classes of shares.  The Trustees may reclassify  unissued shares of the Fund into  additional  series or classes of shares.  The  Trustees  also may divide or combine the shares of a class into a greater or lesser  number of shares without  changing  the  proportionate  beneficial  interest  of a  shareholder  in the  Fund.  Shares  do not  have cumulative  voting  rights or  preemptive  or  subscription  rights.  Shares  may be voted in person or by proxy at shareholder meetings.

         The Fund currently has four classes of shares: Class A, Class B, Class C and Class N.  All classes invest in the same investment portfolio.  Only retirement plans may purchase Class N shares. Each class of shares:
o        has its own dividends and distributions,
o        pays certain expenses which may be different for the different classes,
o        may have a different net asset value,
o        may have separate  voting rights on matters in which  interests of one class are different  from interests of another class, and
o        votes as a class on matters that affect that class alone.

         Shares are freely transferable,  and each share of each class has one vote at shareholder  meetings,  with fractional shares voting  proportionally  on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

         |X| Meetings of  Shareholders.  As a Massachusetts  business trust,  the Fund is not required to hold, and does not plan to hold,  regular annual  meetings of  shareholders.  The Fund will hold meetings when required to do so by the Investment  Company Act or other applicable law. It will also do so when a shareholder  meeting is called by the Trustees or upon proper request of the shareholders.

         Shareholders  have the right,  upon the  declaration  in writing or vote of two-thirds of the  outstanding shares of the Fund, to remove a Trustee.  The Trustees will call a meeting of  shareholders  to vote on the removal of a Trustee  upon the written  request of the record  holders of 10% of its  outstanding  shares.  If the Trustees receive a request from at least 10 shareholders  stating that they wish to communicate  with other  shareholders to request a meeting to remove a Trustee,  the Trustees will then either make the Fund's  shareholder  list  available to the  applicants  or  mail  their  communication  to all  other  shareholders  at the  applicants'  expense.  The shareholders  making the request  must have been  shareholders  for at least six months and must hold shares of the
Fund valued at $25,000 or more or  constituting  at least 1% of the Fund's  outstanding  shares.  The  Trustees may also take other action as permitted by the Investment Company Act.

         |X|  Shareholder and Trustee  Liability.  The Fund's  Declaration of Trust contains an express  disclaimer of  shareholder  or  Trustee  liability  for the Fund's  obligations.  It also  provides  for  indemnification  and reimbursement  of  expenses  out of the  Fund's  property  for  any  shareholder  held  personally  liable  for its obligations.  The  Declaration  of Trust also states that upon  request,  the Fund shall  assume the defense of any claim made  against a  shareholder  for any act or  obligation  of the Fund and shall  satisfy any judgment on that claim.  Massachusetts  law  permits a  shareholder  of a business  trust  (such as the Fund) to be held  personally liable  as a  "partner"  under  certain  circumstances.  However,  the  risk  that a Fund  shareholder  will  incur financial  loss  from  being  held  liable  as a  "partner"  of  the  Fund  is  limited  to the  relatively  remote circumstances in which the Fund would be unable to meet its obligations.

         The  Fund's  contractual  arrangements  state  that any  person  doing  business  with the Fund  (and each shareholder  of the  Fund)  agrees  under its  Declaration  of Trust to look  solely to the  assets of the Fund for satisfaction  of any claim or demand that may arise out of any dealings with the Fund.  Additionally,  the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees.  The Fund is governed by a Board of Trustees,  which is responsible for protecting the interests of shareholders  under  Massachusetts  law. The Trustees meet periodically  throughout the year to oversee the Fund's  activities,  review its  performance,  and review the actions of the Manager.  Although the Fund will not normally hold annual meetings of its  shareholders,  it may hold  shareholder  meetings from time to time on  important  matters,  and  shareholders  have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

         The Board of Trustees has an Audit  Committee,  a Study  Committee and a Proxy  Committee.  The members of the Audit Committee are Kenneth Randall  (Chairman),  Benjamin  Lipstein and Edward Regan. The Audit Committee held
5 meetings  during the Fund's  fiscal year ended  August 31,  2002.  The Audit  Committee  provides  the Board with recommendations  regarding the selection of the Fund's  independent  auditor.  The Audit Committee also reviews the scope and  results  of audits and the audit fees  charged,  reviews  reports  from the Fund's  independent  auditor concerning the Fund's internal  accounting  procedures,  and controls and reviews reports of the Manager's internal auditor, among other duties as set forth in the Committee's charter.

         The  members  of the Study  Committee  are  Benjamin  Lipstein  (Chairman),  Robert  Galli  and  Elizabeth
Moynihan.  The Study  Committee  held 8 meetings  during the Fund's  fiscal year ended August 31,  2002.  The Study
Committee  evaluates and reports to the Board on the Fund's  contractual  arrangements,  including  the  Investment
Advisory and  Distribution  Agreements,  transfer and shareholder  service  agreements and custodian  agreements as well as the  policies  and  procedures  adopted by the Fund to comply  with the  Investment  Company  Act and other applicable law, among other duties as set forth in the Committee's charter.

         The members of the Proxy  Committee are Edward Regan  (Chairman),  Russell  Reynolds and Clayton  Yeutter.
The Proxy  Committee  held one meeting  during the Fund's  fiscal year ended August 31, 2002.  The Proxy  Committee provides the Board with recommendations for proxy voting and monitors proxy voting by the Fund.

Trustees and Officers of the Fund.  Except for Mr. Murphy,  each of the Trustees is an  independent  trustee of the
Fund ("Independent  Trustee").  Mr. Murphy is an "Interested Trustee," because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company.

         The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the Trustees also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees.
All of the Trustees are Directorsalso trustees or directors of the followingNew Oppenheimer funds (referred to as
"Board I Funds"):

Oppenheimer California Municipal Fund                     Oppenheimer International Growth Fund
Oppenheimer Capital Appreciation Fund                     Oppenheimer International Small Company Fund
Oppenheimer Capital Preservation Fund                     Oppenheimer Money Market Fund, Inc.
Oppenheimer Concentrated Growth Fund                      Oppenheimer Multiple Strategies Fund
Oppenheimer Developing Markets Fund                       Oppenheimer Multi-Sector Income Trust
Oppenheimer Developing Markets Fund                       Oppenheimer Multi-State Municipal Trust
Oppenheimer Discovery Fund                                  Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Growth Fund                          Oppenheimer Municipal Bond Fund
Oppenheimer Emerging Growth Fund                          Oppenheimer New York Municipal Fund
Oppenheimer Emerging Technologies Fund                      Oppenheimer New York Municipal Fund
Oppenheimer Enterprise Fund                                 Oppenheimer Series Fund, Inc.
Oppenheimer Europe Fund                                   Oppenheimer Special Value Fund
Oppenheimer Europe Fund                                   Oppenheimer Trinity Core Fund
Oppenheimer Global Fund                                     Oppenheimer Trinity Core Fund
Oppenheimer Global Growth & Income Fund                   Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Gold & Special Minerals Fund                  Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund                                   Oppenheimer U.S. Government Trust

                                                                                                                       ----

         In  addition  to being a trustee or director of
the  Board I  Funds,  Mr.  Galli is also a  director  or
trustee of 10 other  portfolios in the  OppenheimerFunds
complex.   Present   or  former   officers,   directors,
trustees  and  employees  (and  their  immediate  family
members) of the Fund,  the  Manager and its  affiliates,
and  retirement  plans  established  by them  for  their
employees  are  permitted to purchase  Class A shares of
the Fund and the  other  Oppenheimer  funds at net asset
value without  sales charge.  The sales charges on Class
A  shares  is  waived  for  that  group  because  of the
economies of sales efforts realized by the Distributor.

         Messrs.   Mses.Murphy,    Masterson,   Molleur,
Vottiero,  Wixted,  Bhaman and Zack, and Mses. Bechtolt,
Feld and Ives  respectively  hold the same  offices with
one or more of the  other  Board  I  Funds  as with  the
Fund.  As  of  September  26,  2002,  the  Trustees  and
officers  of the  Fund,  as a group,  owned of record or
beneficially  less  than 1% of each  class of  shares of
the  Fund.  The  foregoing  statement  does not  reflect
ownership  of  shares  of the Fund  held of record by an
employee  benefit  plan for  employees  of the  Manager,
other than the shares  beneficially owned under the plan
by the officers of the Fund listed above.  Mr. Murphy is
a trustee of that plan. In
addition,  each  Independent  Trustee,  and  his  or her
family  members,  do not own  securities  of either  the
Manager  or  Distributor  of the  Board I  Funds  or any
person  directly or indirectly  controlling,  controlled
by  or  under   common   control  with  the  Manager  or
Distributor.

|X|      Affiliated  Transactions and Material  Business
Relationships.  Mr.  Reynolds  has  reported  he  has  a
controlling  interest in The Directorship  Search Group,
Inc.  ("The  Directorship  Search  Group"),  a  director
recruiting  firm that  provided  consulting  services to
Massachusetts   Mutual  Life  Insurance  Company  (which
controls  the  Manager)  for fees  aggregating  $110,000
from  January 1, 2000  through  December  31,  2001,  an
amount  representing less than 5% of the annual revenues
of The  Directorship  Search  Group,  Inc. Mr.  Reynolds
estimates that The  Directorship  Search Group will bill
Massachusetts  Mutual Life  Insurance  Company  $150,000
for  services to be provided  during the  calendar  year
2002.

         The  Independent   Trustees  have   unanimously
(except  for Mr.  Reynolds,  who  abstained)  determined
that   the   consulting    arrangements    between   The
Directorship   Search  Group,   Inc.  and  Massachusetts
Mutual  Life   Insurance   Company   were  not  material
business  or  professional   relationships   that  would
compromise  Mr.   Reynolds'  status  as  an  Independent
Trustee.   Nonetheless,   to  assure   certainty  as  to
determinations   of  the  Board   and  the   Independent
Trustees  as  to  matters  upon  which  the   Investment
Company Act or the rules thereunder  require approval by
a majority of Independent  Trustees,  Mr.  Reynolds will
not be counted  for  purposes of  determining  whether a
quorum of Independent  Trustees was present or whether a
majority of Independent Trustees approved the matter.

       The address of each Trustee in the chart below
is 6803 S. Tucson Way, Centennial, CO 80112-3924. Each
Trustee serves for an indefinite term, until his or her
resignation, retirement, death or removal.

                  Independent Trustees

                                                                                                                       ----
-------------------------- --------------------------------------------------------------- --------------- ----------------

Name, Address, Age,        Principal   Occupation(s)   During   Past  5   Years  /  Other   Dollar Range      Aggregate
                                                                                                            Dollar Range
                                                                                                              of Shares
                                                                                                            Beneficially
                                                                                                            Owned in any
                                                                                             of Shares         of the
Position(s) Held with                                                                       Beneficially     Oppenheimer
Fund and Length of         Trusteeships/Directorships   Held  by   Trustee  /  Number  of   Owned in the   Funds Overseen
Service                    Portfolios in Fund Complex Currently Overseen by Trustee             Fund         by Trustee

-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------------------------

                                                                                               As of December 31, 2001

-------------------------- --------------------------------------------------------------- --------------------------------

-------------------------- --------------------------------------------------------------- --------------- ----------------

Leon Levy, Chairman of     General  Partner  (since  1982)  of  Odyssey  Partners,   L.P.        $0              $0
the Board of Trustees      (investment  partnership)  and  Chairman  of the Board  (since
Trustee since 1996         1981) of Avatar  Holdings,  Inc.  (real  estate  development).
Age: 76                    Oversees 31 portfolios in the OppenheimerFunds complex.

-------------------------- --------------------------------------------------------------- --------------- ----------------

-------------------------- --------------------------------------------------------------- --------------- ----------------

Robert G. Galli,           A trustee or director  of other  Oppenheimer  funds.  Formerly  Over $100,000    Over $100,000
Trustee since 1996         Vice  Chairman  (October  1995-December  1997) of the Manager.
Age: 69                    Oversees 41 portfolios in the OppenheimerFunds complex.

-------------------------- --------------------------------------------------------------- --------------- ----------------

-------------------------- --------------------------------------------------------------- --------------- ----------------

Phillip A. Griffiths,      The  Director  (since  1991)  of the  Institute  for  Advanced        $0         Over $100,000
Trustee since 1999         Study, Princeton,  N.J., director (since 2001) of GSI Lumonics
Age: 63                    and a  member  of the  National  Academy  of  Sciences  (since
                           1979);   formerly  (in  descending   chronological   order)  a
                           director of Bankers Trust  Corporation,  Provost and Professor
                           of  Mathematics  at Duke  University,  a director  of Research
                           Triangle  Institute,   Raleigh,   N.C.,  and  a  Professor  of
                           Mathematics at Harvard  University.  Oversees 31 portfolios in the OppenheimerFunds complex.

-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------

Benjamin Lipstein,         Professor  Emeritus of  Marketing,  Stern  Graduate  School of    $50,001 -      Over $100,000
Trustee since 1996         Business  Administration,  New York  University.  Oversees  31     $100,000
Age: 79                    portfolios in the OppenheimerFunds complex.

-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------

Joel W. Motley,            Director (January 2002-present), Columbia Equity Financial      $01                   $01
Director since October     Corp. (privately-held financial adviser); Managing Director
10, 2002                   (January 2002-present), Carmona Motley, Inc. (privately-held
Age: 50                    financial adviser); Formerly he held the following positions:
                           Managing Director (January 1998-December 2001), Carmona
                           Motley Hoffman Inc. (privately-held financial adviser);
                           Managing Director (January 1992-December 1997), Carmona
                           Motley & Co. (privately-held financial adviser). Oversees 31 portfolios in the OppenheimerFunds complex.

-------------------------- --------------------------------------------------------------- --------------- ----------------

-------------------------- --------------------------------------------------------------- --------------- ----------------

Elizabeth B. Moynihan,     Author  and  architectural  historian;  a trustee of the Freer   $1 - $10,000   $50,001-$100,000
Trustee since 1996         Gallery  of Art and  Arthur M.  Sackler  Gallery  (Smithsonian
Age: 72                    Institute),  Trustees Council of the National Building Museum;
                           a member of the Trustees Council,  Preservation  League of New
                           York State.  Oversees 31  portfolios  in the  OppenheimerFunds complex.

-------------------------- --------------------------------------------------------------- --------------- ----------------

-------------------------- --------------------------------------------------------------- --------------- ----------------

Kenneth A. Randall,        A director  of  Dominion  Resources,  Inc.  (electric  utility        $0         Over $100,000
Trustee since 1996         holding   company)  and  Prime  Retail,   Inc.   (real  estate
Age: 75                    investment  trust);  formerly a director of  Dominion  Energy,
                           Inc.  (electric  power and oil & gas producer),  President and
                           Chief  Executive   Officer  of  The  Conference   Board,  Inc.
                           (international  economic and business research) and a director of Lumbermens  Mutual  Casualty  Company,  American  Motorists
                           Insurance Company and American  Manufacturers Mutual Insurance
                           Company.   Oversees  31  portfolios  in  the  OppenheimerFunds
                           complex.

-------------------------- --------------------------------------------------------------- --------------- ----------------

-------------------------- --------------------------------------------------------------- --------------- ----------------

Edward V. Regan,           President,  Baruch College,  CUNY; a director of RBAsset (real   $1 - $10,000   $50,001-$100,000
Trustee since 1996         estate manager);  a director of OffitBank;  formerly  Trustee,
Age: 72                    Financial  Accounting   Foundation  (FASB  and  GASB),  Senior
                           Fellow of  Jerome  Levy  Economics  Institute,  Bard  College,
                           Chairman of Municipal  Assistance  Corporation for the City of
                           New York, New York State  Comptroller  and Trustee of New York
                           State  and  Local  Retirement  Fund.  Oversees  31  investment companies in the OppenheimerFunds complex.

-------------------------- --------------------------------------------------------------- --------------- ----------------

-------------------------- --------------------------------------------------------------- --------------- ----------------

Russell S. Reynolds, Jr.,  Chairman (since 1993) of The Directorship  Search Group,  Inc.        $0        $10,001-$50,000
Trustee since 1996         (corporate governance consulting and executive recruiting);  a
Age: 70                    life trustee of International  House  (non-profit  educational organization),  and a trustee  (since  1996) of the  Greenwich
                           Historical   Society.    Oversees   31   portfolios   in   the
                           OppenheimerFunds complex.

-------------------------- --------------------------------------------------------------- --------------- ----------------

-------------------------- --------------------------------------------------------------- --------------- ----------------

Donald W. Spiro, Vice      Chairman   Emeritus  (since  January  1991)  of  the  Manager.  Over $100,000    Over $100,000
Chairman of the Board of
Trustees,                  Formerly  a  director   (January   1969-August  1999)  of  the
Trustee since 1996         Manager.   Oversees  31  portfolios  in  the  OppenheimerFunds
Age: 76                    complex.

-------------------------- --------------------------------------------------------------- --------------- ----------------

-------------------------- --------------------------------------------------------------- --------------- ----------------

Clayton K. Yeutter,        Of Counsel (since 1993),  Hogan & Hartson (a law firm).  Other        $0        $50,001-$100,000
Trustee since 1996         directorships:    Caterpillar,    Inc.    (since   1993)   and
Age: 71                    Weyerhaeuser  Co. (since 1999).  Oversees 31 portfolios in the
                           OppenheimerFunds complex.

-------------------------- --------------------------------------------------------------- --------------- ----------------

         The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New York, NY 10018. Mr. Murphy serves for an indefinite term, until his retirement, resignation, death or removal.

---------------------------------------------------------------------------------------------------------------------------

                                              Interested Trustee and Officer

---------------------------------------------------------------------------------------------------------------------------
-------------------------- --------------------------------------------------------------- --------------- ----------------

Name, Address, Age,        Principal   Occupation(s)   During   Past  5   Years  /  Other   Dollar Range      Aggregate
                                                                                                            Dollar Range
                                                                                                              of Shares
                                                                                                            Beneficially
                                                                                             of Shares      Owned in any
Position(s) Held with                                                                       Beneficially       of the
Fund and Length of         Trusteeships/Directorships   Held  by   Trustee  /  Number  of   Owned in the     Oppenheimer
Service                    Portfolios in Fund Complex Currently Overseen by Trustee             Fund            Funds

-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------------------------

                                                                                               As of December 31, 2001

-------------------------- --------------------------------------------------------------- --------------------------------
-------------------------- --------------------------------------------------------------- --------------- ----------------

John V. Murphy,            Chairman,  Chief  Executive  Officer and director  (since June
President and Trustee,     2001) and  President  (since  September  2000) of the Manager;        $0         Over $100,000
Trustee since October      President  and a  director  or  trustee  of other  Oppenheimer
2001                       funds;   President  and  a  director   (since  July  2001)  of
Age: 53                    Oppenheimer  Acquisition  Corp. (the Manager's  parent holding company)  and of  Oppenheimer  Partnership  Holdings,  Inc. (a
                           holding company subsidiary of the Manager);  a director (since
                           November  2001)  of  OppenheimerFunds   Distributor,  Inc.  (a
                           subsidiary  of the  Manager);  Chairman and a director  (since
                           July 2001) of  Shareholder  Services,  Inc. and of Shareholder
                           Financial  Services,  Inc. (transfer agent subsidiaries of the
                           Manager);  President  and a  director  (since  July  2001)  of
                           OppenheimerFunds  Legacy  Program (a charitable  trust program established  by the  Manager);  a director  of the  investment advisory  subsidiaries of the Manager: OFI Institutional Asset
                           Management,  Inc. and Centennial Asset Management  Corporation
                           (since   November   2001),    HarbourView   Asset   Management
                           Corporation  and OFI  Private  Investments,  Inc.  (since July
                           2001);  President  (since  November  1,  2001) and a  director
                           (since July 2001) of Oppenheimer Real Asset Management,  Inc.;
                           a  director  (since  November  2001)  of  Trinity   Investment
                           Management  Corp.  and  Tremont  Advisers,   Inc.  (Investment
                           advisory affiliates of the Manager);  Executive Vice President
                           (since February 1997) of  Massachusetts  Mutual Life Insurance
                           Company (the  Manager's  parent  company);  a director  (since
                           June 1995) of DBL  Acquisition  Corporation;  formerly,  Chief
                           Operating Officer  (September  2000-June 2001) of the Manager;
                           President  and trustee  (November  1999-November  2001) of MML
                           Series  Investment  Fund and  MassMutual  Institutional  Funds
                           (open-end   investment   companies);   a  director  (September
                           1999-August 2000) of C.M. Life Insurance  Company;  President,
                           Chief Executive  Officer and director  (September  1999-August
                           2000) of MML Bay State  Life  Insurance  Company;  a  director
                           (June  1989-June  1998) of Emerald  Isle  Bancorp and Hibernia
                           Savings  Bank  (a  wholly-owned  subsidiary  of  Emerald  Isle
                           Bancorp).  Oversees  69  portfolios  in  the  OppenheimerFunds complex.

-------------------------- --------------------------------------------------------------- --------------- ----------------

       The address of the Officers in the chart below is as follows: Messrs. Molleur, Bhaman and Zack and Ms.
Feld is 498 Seventh Avenue, New York, NY 10018, Messrs. Masterson, Vottiero and Wixted and Mses. Bechtolt and
Ives is 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her retirement, resignation, death or removal.

---------------------------------------------------------------------------------------------------------------------------

                                                   Officers of the Fund

---------------------------------------------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Name, Address, Age, Position(s)    Principal Occupation(s) During Past 5 Years
Held with Fund and Length of
Service

---------------------------------- ----------------------------------------------------------------------------------------

---------------------------------- ----------------------------------------------------------------------------------------

                                   Vice President of the Manager  (since  January 1997);  an officer of 1 portfolio in the
Rajeev Bhaman, Vice President
and Portfolio Manager since        OppenheimerFunds  complex; formerly Assistant Vice President of the Manager (March 1996
November 18, 1996                  - January  1997);  prior to joining the Manager in March 1996 he was Vice President for
Age:  38                           Asian Equities of Barclays de Zoete Wedd, Inc. (October 1989 - February 1996).

---------------------------------- ----------------------------------------------------------------------------------------

---------------------------------- ----------------------------------------------------------------------------------------

Brian W. Wixted,                   Senior Vice  President  and  Treasurer  (since  March 1999) of the  Manager;  Treasurer
Treasurer, Principal Financial     (since March 1999) of HarbourView Asset Management  Corporation,  Shareholder Services,
and Accounting Officer since       Inc.,  Oppenheimer Real Asset Management  Corporation,  Shareholder Financial Services,
April 1999                         Inc.,  Oppenheimer  Partnership  Holdings,  Inc., OFI Private Investments,  Inc. (since
Age: 42                            March 2000),  OppenheimerFunds  International Ltd. and Oppenheimer Millennium Funds plc
                                   (since May 2000) and OFI  Institutional  Asset  Management,  Inc. (since November 2000)
                                   (offshore fund management  subsidiaries of the Manager);  Treasurer and Chief Financial
                                   Officer  (since May 2000) of Oppenheimer  Trust Company (a trust company  subsidiary of the Manager);  Assistant Treasurer (since March 1999) of Oppenheimer  Acquisition Corp.
                                   and  OppenheimerFunds  Legacy Program (since April 2000);  formerly Principal and Chief
                                   Operating Officer (March 1995-March 1999),  Bankers Trust  Company-Mutual Fund Services
                                   Division. An officer of 85 portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Philip Vottiero,                   Vice  President/Fund  Accounting  of the  Manager  (since  March  2002;  formerly  Vice
Assistant Treasurer                President/Corporate  Accounting of the Manager (July 1999-March 2002) prior to which he
Since August 15, 2002              was Chief Financial Officer at Sovlink  Corporation  (April 1996-June 1999). An officer
Age: 39                            of 82 portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Connie Bechtolt,                   Assistant Vice President of the Manager  (since September 1998); formerly Manager/Fund
Assistant Treasurer
Since October 10, 2002             Accounting (September 1994-September 1998) of the Manager. An officer of 82 portfolios
Age: 39                            in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------

Counsel

---------------------------------- ----------------------------------------------------------------------------------------

Robert G. Zack,                    Senior Vice President  (since May 1985) and General  Counsel  (since  February 2002) of
Secretary                          the Manager;  General Counsel and a director (since November 2001) of  OppenheimerFunds
Since November 1, 2001             Distributor,  Inc.;  Senior Vice President and General Counsel (since November 2001) of
Age: 54                            HarbourView  Asset  Management  Corporation;  Vice  President  and  a  director  (since
                                   November  2000) of  Oppenheimer  Partnership  Holdings,  Inc.;  Senior Vice  President,
                                   General  Counsel and a director (since  November 2001) of Shareholder  Services,  Inc.,
                                   Shareholder Financial Services, Inc., OFI Private Investments,  Inc., Oppenheimer Trust
                                   Company and OFI Institutional  Asset Management,  Inc.; General Counsel (since November
                                   2001) of Centennial Asset Management  Corporation;  a director (since November 2001) of
                                   Oppenheimer  Real Asset  Management,  Inc.;  Assistant  Secretary and a director (since
                                   November 2001) of  OppenheimerFunds  International Ltd.; Vice President (since November
                                   2001)  of  OppenheimerFunds   Legacy  Program;   Secretary  (since  November  2001)  of
                                   Oppenheimer  Acquisition Corp.; formerly Acting General Counsel (November 2001-February
                                   2002) and Associate General Counsel (May 1981-October  2001) of the Manager;  Assistant
                                   Secretary  of  Shareholder  Services,   Inc.  (May  1985-November  2001),   Shareholder
                                   Financial Services, Inc. (November 1989-November 2001); OppenheimerFunds  International
                                   Ltd. and Oppenheimer  Millennium Funds plc (October  1997-November 2001). An officer of
                                   85 portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Philip T. Masterson,               Vice President and Assistant Counsel of the Manager (since July 1998); formerly, an
Assistant Secretary
Since August 15, 2002              associate with Davis, Graham, & Stubbs LLP (January 1997-June 1998). An officer of 82
Age: 38                            portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------

---------------------------------- ----------------------------------------------------------------------------------------

Denis R. Molleur,                  Vice  President and Senior  Counsel of the Manager  (since July 1999);  formerly a Vice
Assistant Secretary
Since November 1, 2001             President and Associate Counsel of the Manager  (September  1995-July 1999). An officer
Age: 44                            of 82 portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------

---------------------------------- ----------------------------------------------------------------------------------------

Katherine P. Feld,                 Vice  President and Senior  Counsel  (since July 1999) of the Manager;  Vice  President
Assistant Secretary                (since June 1990) of OppenheimerFunds  Distributor,  Inc.; Director, Vice President and
Since November 1, 2001             Assistant Secretary (since June 1999) of Centennial Asset Management Corporation;  Vice
Age: 44                            President  (since 1997) of  Oppenheimer  Real Asset  Management,  Inc.;  formerly  Vice
                                   President and Associate  Counsel of the Manager (June 1990-July 1999). An officer of 85 portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------

---------------------------------- ----------------------------------------------------------------------------------------

Kathleen T. Ives,                  Vice President and Assistant  Counsel (since June 1998) of the Manager;  Vice President
Assistant Secretary                (since 1999) of  OppenheimerFunds  Distributor,  Inc.;  Vice  President  and  Assistant
Since November 1, 2001             Secretary  (since 1999) of  Shareholder  Services,  Inc.;  Assistant  Secretary  (since
Age: 36                            December 2001) of OppenheimerFunds  Legacy Program and Shareholder  Financial Services,
                                   Inc.;  formerly  Assistant Vice President and Assistant  Counsel of the Manager (August
                                   1997-June  1998);  Assistant  Counsel of the  Manager  (August  1994-August  1997).  An
                                   officer of 85 portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------

         Remuneration  of Trustees.  The officers of the Fund and one of the Trustees of the Fund (Mr.  Murphy) who
are  affiliated  with the  Manager  receive  no salary or fee from the Fund.  The  remaining  Trustees  of the Fund received the  compensation  shown below from the Fund with respect to the Fund's fiscal year ended August 31, 2002.
The  compensation  from all of the  Board I Funds  (including  the  Fund)  represents  compensation  received  as a director, trustee or member of a committee of the Board during the calendar year 2000.2001.

---------------------------------------------------------------------------------------------------------------------------

    Trustee Name and Other Fund       As of Fiscal Year Ended   As of December 31, 2001
            Position(s)
          (as applicable)                     8/31/02

---------------------------------------------------------------------------------------------------------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------

                                       Aggregate           Retirement        Estimated Annual     Total Compensation
                                                                            Retirement Benefits   From All Oppenheimer
                                                                            Paid at Retirement    Funds For Which
                                                        Benefits Accrued     from all Board I     Individual Serves As
                                     Compensation       as Part of Fund            Funds          Trustee/Director
                                      from Fund1            Expenses           (33 Funds) 2              (33 Funds)

--------------------------------- -------------------- ------------------- ---------------------- -------------------------
---------------------------------------------------------------------------------------------------------------------------

Leon Levy                                     $1,504                      $302                     $137,560                                                                 $173,700
Chairman

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Robert G. Galli                                $916                       $896                     $32,766 2                                                                $202,8863
Study Committee Member

---------------------------------------------------------------------------------------------------------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------

Phillip Griffiths4                       $515                 $237                $6,803                  $54,889

--------------------------------- -------------------- ------------------- ---------------------- -------------------------
---------------------------------------------------------------------------------------------------------------------------

Benjamin Lipstein                             $1,300                       $0                      $118,911                                                                 $150,152
Study Committee Chairman, Audit
Committee Member

---------------------------------------------------------------------------------------------------------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------

Joel W. Motley5                           $0                   $0                   $0                       $0

--------------------------------- -------------------- ------------------- ---------------------- -------------------------
---------------------------------------------------------------------------------------------------------------------------

Elizabeth B. Moynihan                          $916                      $1,157                     $52,348                                                                 $105,760
Study Committee Member

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Kenneth A. Randall                             $840                       $704                      $76,827                                                                  $97,012
Audit Committee Chairman

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Edward V. Regan                                $831                      $1,226                     $42,748                                                                  $95,960
Proxy Committee Chairman, Audit
Committee Member

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Russell S. Reynolds, Jr.                       $622                       $758                      $46,197                                                                  $71,792
Proxy Committee Member

---------------------------------------------------------------------------------------------------------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------

Donald Spiro                             $626                 $285                $3,625                  $64,080

--------------------------------- -------------------- ------------------- ---------------------- -------------------------
---------------------------------------------------------------------------------------------------------------------------

Clayton K. Yeutter6                            $6226                      $579                      $31,982                                                                  $71,792
Proxy Committee Member

---------------------------------------------------------------------------------------------------------------------------

1.       Aggregate compensation from the Fund includes fees and deferred compensation, if any.
below.Estimated  annual retirement benefits paid at retirement is based on a straight life payment plan election.  The amount for Mr.  Galli  includes  $14,818  for  serving  as a trustee  or  director  of 10  Oppenheimer  funds that are not Board I Funds.
3.       Includes  $97,126 for Mr.  Galli for serving as trustee or director of 10  Oppenheimer  funds that are not
Board I Funds.
4.       Aggregate  total  compensation  from the Fund includes  $515 deferred  under  Deferred  Compensation  Plan
described         below.
5.       Elected to the board on October 10, 2002 and therefore did not receive any compensation.
6.       Aggregate  compensation  from the Fund includes $156 deferred under Deferred  Compensation  Plan described below.

         |X|  Retirement  Plan for Trustees.  The Fund has adopted a retirement  plan that provides for payments to retired  Trustees.  Payments  are up to 80% of the  average  compensation  paid  during a  Trustee's  five years of service in which the highest  compensation  was  received.  A Trustee  must serve as trustee for any of the Board I
Oppenheimer  funds  for at least 15 years  to be  eligible  for the  maximum  payment.  Each  Trustee's  retirement benefits  will depend on the amount of the  Trustee's  future  compensation  and length of service.  Therefore  the amount of those  benefits  cannot be determined  at this time,  nor can we estimate the number of years of credited service that will be used to determine those benefits.

         |X| Deferred  Compensation  Plan for Trustees.  The Board of Trustees has adopted a Deferred  Compensation
Plan for  disinterested  trustees  that  enables  them to elect to defer  receipt of all or a portion of the annual fees they are  entitled  to  receive  from the Fund.  Under the plan,  the  compensation  deferred  by a Trustee is periodically  adjusted as though an equivalent  amount had been invested in shares of one or more Oppenheimer funds selected  by the  Trustee.  The  amount  paid to the  Trustee  under the plan  will be  determined  based  upon the performance of the selected funds.

         Deferral of Trustees'  fees under the plan will not materially  affect the Fund's  assets,  liabilities or net income per share.  The plan will not  obligate  the Fund to retain the  services  of any  Trustee or to pay any particular  level of  compensation  to any  Trustee.  Pursuant to an Order  issued by the  Securities  and Exchange
Commission,  the Fund may invest in the funds selected by the Trustee under the plan without  shareholder  approval for the limited purpose of determining the value of the Trustee's deferred fee account.

         |X| Major  Shareholders.  As of September 26, 2002,  the only persons who owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund's  outstanding  securities,  and their holdings of that class as of that date, was the following:

Charles  Schwab & Co. Inc.,  101  Montgomery  St., San  Francisco,  CA,  which owned  3,650,853.316  Class A shares
(14.5%), for the benefit of its customers;

Merrill Lynch Pierce Fenner & Smith,  Inc., 4800 Deer Lake Dr. E,  Jacksonville,  FL, which owned 185,172.634 Class
C shares (5.23%), for the benefit of its customers;

Salomon Smith Barney,  Inc. 333 West 34th Street,  New York, NY, which owned  375,555.896  Class C shares (10.62%), for the benefit of its customers;

Sterling Trust Cust.  Empower  Retirement Savings Plan, 1380 Lawrence St., Denver, CO, which owned 15,514.505 Class
N shares (10.81%), outstanding;

Circle  Trust  Company  Pitt Ohio  Express LLC Profit  Sharing  Plan Metro  Center,  1 Station  Pl.,  Stamford,  CT
06902-6800, which owned 7,902.281 Class N shares (5.5%);

State Street Bank Tr.  Centerprise  Savings Plan, 801 Pennsylvania  Ave.,  Kansas City, MO 64105-1307,  which owned
16,182.412 Class N shares (11.27%); and

RPSS TR Nor  Eastern  Trawl  Systems  Inc.  401(k)  Plan,  7910 NE Day Rd.,  Bainbridge  Island,  WA,  which  owned
11,398.606 Class N shares (7.94%).

The Manager.  The Manager is  wholly-owned  by  Oppenheimer  Acquisition  Corp.,  a holding  company  controlled by
Massachusetts Mutual Life Insurance Company.

         |X| Code of Ethics.  The Fund, the Manager and the  Distributor  have a Code of Ethics.  It is designed to detect and prevent  improper  personal  trading by certain  employees,  including  portfolio  managers,  that would compete  with or take  advantage  of the Fund's  portfolio  transactions.  Covered  persons  include  persons  with knowledge of the  investments  and  investment  intentions of the Fund and other funds advised by the Manager.  The
Code of Ethics does permit  personnel  subject to the Code to invest in securities,  including  securities that may be purchased or held by the Fund,  subject to a number of  restrictions  and controls.  Compliance with the Code of
Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics  is an  exhibit  to the  Fund's  registration  statement  filed  with the  Securities  and
Exchange  Commission  and can be reviewed and copied at the SEC's Public  Reference  Room in  Washington,  D.C. You
can  obtain  information  about  the  hours  of  operation  of the  Public  Reference  Room by  calling  the SEC at
1.800.202.942.8090.  The Code of Ethics  can also be viewed as part of the  Fund's  registration  statement  on the
SEC's EDGAR  database  at the SEC's  Internet  web site at  www.sec.gov.  Copies may be  obtained,  after  paying a duplicating fee, by electronic  request at the following E-mail address:  publicinfo@sec.gov,  or by writing to the
SEC's Public Reference Section, Washington, D.C. 20549-0102.

       |X| The Investment  Advisory  Agreement.  The Manager provides  investment  advisory and management services to the Fund  under an  investment  advisory  agreement  between  the  Manager  and the Fund.  The  Manager  selects securities  for the Fund's  portfolio and handles its  day-to-day  business.  The portfolio  manager of the Fund is employed by the Manager and is the person who is  principally  responsible  for the  day-to-day  management  of the
Fund's  portfolio.  Other members of the Manager's Equity Portfolio Team, in particular,  Frank Jennings,  who is a
Vice  President of the  Manager,  and William  Wilby,  who is a Senior Vice  President of the Manager,  provide the portfolio manager with counsel and support in managing the Fund's portfolio.

      The  agreement  requires  the  Manager,  at its  expense,  to provide the Fund with  adequate  office  space, facilities  and  equipment.  It  also  requires  the  Manager  to  provide  and  supervise  the  activities  of all
administrative  and  clerical  personnel  required  to  provide  effective   administration  for  the  Fund.  Those
responsibilities  include  the  compilation  and  maintenance  of  records  with  respect  to its  operations,  the preparation and filing of specified  reports,  and composition of proxy materials and  registration  statements for continuous public sale of shares of the Fund.

      The Fund pays  expenses  not  expressly  assumed by the Manager  under the advisory  agreement.  The advisory agreement lists examples of expenses paid by the Fund. The major categories  relate to interest,  taxes,  brokerage commissions,  fees to certain  Trustees,  legal and audit  expenses,  custodian bank and transfer  agent  expenses, share issuance costs,  certain printing and registration  costs and non-recurring  expenses,  including  litigation costs.  The  management  fees  paid by the  Fund to the  Manager  are  calculated  at the  rates  described  in the
Prospectus,  which are  applied  to the  assets of the Fund as a whole.  The fees are  allocated  to each  class of shares based upon the relative proportion of the Fund's net assets represented by that class.

---------------------------------------- ----------------------------------------------------------------------------

                                                       Management Fees Paid to OppenheimerFunds, Inc.

Fiscal Years ended 8/31:

---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------

                 1999                                                            $495,616

---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------

                 2000                                                    $1,251,751

---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
                 2001                                                    $2,204,570
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------

                 2002                                                    $3,406,473

---------------------------------------- ----------------------------------------------------------------------------

      The  investment  advisory  agreement  states that in the  absence of willful  misfeasance,  bad faith,  gross negligence  in the  performance  of its duties or  reckless  disregard  of its  obligations  and  duties  under the investment  advisory  agreement,  the  Manager  is not  liable for any loss  resulting  from a good faith  error or omission with respect to any of its duties under the agreement.

      The agreement  permits the Manager to act as investment  Advisor for any other  person,  firm or  corporation and to use  the  name  "Oppenheimer"  in  connection  with  other  investment  companies  for  which  it may act as investment  Advisor or general  distributor.  If the Manager shall no longer act as investment Advisor to the Fund, the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

              |X| Annual Approval of Investment Advisory Agreement.  Each year, the Board of Trustees,  including a majority of the  Independent  Trustees,  is required to approve the renewal of the investment  advisory  agreement.
The Investment  Company Act requires that the Board request and evaluate and the Manager  provide such  information as may be reasonably  necessary to evaluate the terms of the investment  advisory  agreement.  The Board employs an independent  consultant  to  prepare  a report  that  provides  such  information  as the Board  requests  for this purpose.

         The Board also receives  information about the 12b-1  distribution fees the Fund pays. These  distribution fees are reviewed and approved at a different time of the year.

         The Board  reviewed  the  foregoing  information  in  arriving  at its  decision  to renew the  investment advisory agreement.  Among other factors, the Board considered:
o        The nature, cost, and quality of the services provided to the Fund and its shareholders;
o        The profitability of the Fund to the Manager;
o        The investment performance of the Fund in comparison to regular market indices;
o        Economies of scale that may be available to the Fund from the Manager;
o        Fees paid by other mutual funds for similar services;
o        The value and quality of any other benefits or services  received by the Fund from its  relationship  with the Manager; and
o        The direct  and  indirect  benefits  the  Manager  received  from its  relationship  with the Fund.  These included  services  provided  by the  Distributor  and the  Transfer  Agent,  and  brokerage  and soft  dollar arrangements permissible under Section 28(e) of the Securities Exchange Act.

         The  Board  considered  that  the  Manager  must be  able to pay and  retain  high  quality  personnel  at competitive  rates to provide  services to the Fund.  The Board also  considered  that  maintaining  the  financial viability of the Manager is important so that the Manager will be able to continue to provide  quality  services to the Fund and its  shareholders  in adverse times.  The Board also  considered  the investment  performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

         These matters were also considered by the  Independent  Trustees,  meeting  separately from the full Board with  experienced  Counsel  to the Fund who  assisted  the  Board  in its  deliberations.  The  Fund's  Counsel  is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

      In  arriving  at a  decision,  the Board did not  single out any one factor or group of factors as being more important than other factors,  but  considered all factors  together.  The Board judged the terms and conditions of the  investment  advisory  agreement,  including the  investment  advisory fee, in light of all of the  surrounding circumstances.

Brokerage Policies of the Fund

Brokerage  Provisions of the Investment Advisory  Agreement.  One of the duties of the Manager under the investment advisory  agreement  is to arrange  the  portfolio  transactions  for the Fund.  The  advisory  agreement  contains provisions  relating to the employment of broker-dealers to effect the Fund's portfolio  transactions.  The Manager is authorized by the advisory agreement to employ  broker-dealers,  including "affiliated" brokers, as that term is defined in the Investment Company Act. The Manager may employ  broker-dealers  that the Manager thinks, in its best judgment  based on all relevant  factors will  implement the policy of the Fund to obtain,  at reasonable  expense, the "best execution" of the Fund's  portfolio  transactions.  "Best execution" means prompt and reliable  execution at the most favorable price obtainable.  The Manager need not seek competitive  commission bidding.  However, it is expected to be aware of the current rates of eligible  brokers and to minimize the  commissions  paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

         Under the investment  advisory  agreement,  the Manager may select brokers  (other than  affiliates)  that provide  brokerage  and/or  research  services for the Fund and/or the other accounts over which the Manager or its affiliates have investment  discretion.  The commissions paid to such brokers may be higher than another  qualified broker would charge,  if the Manager makes a good faith  determination  that the  commission is fair and reasonable in relation to the services  provided.  Subject to those  considerations,  as a factor in selecting brokers for the
Fund's  portfolio  transactions,  the Manager may also  consider  sales of shares of the Fund and other  investment companies for which the Manager or an affiliate serves as investment Advisor.

Brokerage  Practices  Followed  by the  Manager.  The  Manager  allocates  brokerage  for the Fund  subject  to the provisions of the investment  advisory  agreement and the  procedures and rules  described  above.  Generally,  the
Manager's  portfolio traders allocate brokerage based upon  recommendations  from the Manager's portfolio managers.
In certain  instances,  portfolio  managers may directly place trades and allocate  brokerage.  In either case, the
Manager's executive officers supervise the allocation of brokerage.

      Transactions  in securities  other than those for which an exchange is the primary  market are generally done with  principals or market makers.  In  transactions  on foreign  exchanges,  the Fund may be required to pay fixed brokerage  commissions  and  therefore  would not have the  benefit of  negotiated  commissions  available  in U.S.
markets.  Brokerage  commissions are paid primarily for effecting  transactions in listed securities or for certain fixed-income  agency  transactions in the secondary  market.  Otherwise  brokerage  commissions are paid only if it appears  likely that a better price or execution  can be obtained by doing so. In an option  transaction,  the Fund ordinarily  uses the same broker for the purchase or sale of the option and any  transaction  in the  securities to which the option relates.

      Other funds advised by the Manager have investment  policies  similar to those of the Fund. Those other funds may purchase or sell the same  securities  as the Fund at the same time as the Fund,  which could affect the supply and price of the  securities.  If two or more funds  advised by the Manager  purchase the same security on the same day from the same dealer,  the  transactions  under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Most purchases of debt  obligations are principal  transactions at net prices.  Instead of using a broker for those  transactions,  the Fund normally  deals  directly  with the selling or purchasing  principal or market maker unless the  Manager  determines  that a better  price or  execution  can be  obtained  by using the  services  of a broker.  Purchases  of portfolio  securities  from  underwriters  include a commission  or  concession  paid by the issuer to the  underwriter.  Purchases  from dealers  include a spread  between the bid and asked prices.  The Fund seeks to obtain prompt execution of these orders at the most favorable net price.

      The  investment  advisory  agreement  permits the Manager to allocate  brokerage for research  services.  The research  services  provided by a particular  broker may be useful only to one or more of the advisory  accounts of the Manager and its affiliates.  The investment  research  received for the commissions of those other accounts may be useful both to the Fund and one or more of the Manager's  other  accounts.  Investment  research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

      Investment  research  services  include  information  and analysis on particular  companies and industries as well  as  market  or  economic  trends  and  portfolio  strategy,  market  quotations  for  portfolio  evaluations, information  systems,  computer hardware and similar products and services.  If a research service also assists the
Manager  in a  non-research  capacity  (such as  bookkeeping  or other  administrative  functions),  then  only the percentage or component that provides  assistance to the Manager in the investment  decision-making  process may be paid in commission dollars.

      The Board of Trustees permits the Manager to use stated commissions on secondary  fixed-income  agency trades to obtain  research if the broker  represents  to the Manager  that:  (i) the trade is not from or for the broker's own  inventory,  (ii) the trade was executed by the broker on an agency basis at the stated  commission,  and (iii)
the trade is not a riskless  principal  transaction.  The Board of Trustees  permits the Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services  provided by brokers broadens the scope and supplements the research  activities of the
Manager.  That research  provides  additional  views and  comparisons for  consideration,  and helps the Manager to obtain  market  information  for the valuation of  securities  that are either held in the Fund's  portfolio or are being  considered  for  purchase.  The Manager  provides  information  to the Board about the  commissions  paid to brokers furnishing such services,  together with the Manager's  representation  that the amount of such commissions was reasonably related to the value or benefit of such services.

---------------------------------------- ----------------------------------------------------------------------

       Fiscal Years Ended 8/31:                      Total Brokerage Commissions Paid by the Fund1
---------------------------------------- ----------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------

                 2000                                                  $552,668

---------------------------------------- ----------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------

                 2001                                                  $735,755

---------------------------------------- ----------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------

                 2002                                                  $955,7732

---------------------------------------- ----------------------------------------------------------------------

1.       Amounts do not include spreads or concessions on principal transactions on a net trade basis.
2.       In the fiscal year ended  no8/31/02,  the amount of  transactionswere  directed  to brokers  for  research services was $1,366,836. Commissions paid to broker-dealers for those services was $8,385.

Distribution and Service Plans

The  Distributor.  Under its General  Distributor's  Agreement  with the Fund, the  Distributor  acts as the Fund's principal  underwriter in the continuous  public offering of the Fund's classes of shares.  The  Distributor  bears the  expenses  normally  attributable  to  sales,  including  advertising  and the  cost of  printing  and  mailing prospectuses,  other than those  furnished to existing  shareholders.  The  Distributor  is not obligated to sell a specific number of shares.  Expenses normally attributable to sales are borne by the Distributor.

      The sales charge and  concessions  paid to, or retained by, the  Distributor  from the sale of shares  during the Fund's three most recent fiscal years,  and the contingent  deferred sales charges  retained by the Distributor on the redemption of shares for the most recent fiscal year are shown in the table below.

------------- ---------------- ------------------ ------------------- ------------------ ------------------ -------------------
              Aggregate        Class A            Concessions on      Concessions on     Concessions        Concessions on
Fiscal Year   Front-End        Front-End Sales    Class A Shares      Class B Shares     on Class C         Class N Shares
Ended 8/31:   Sales Charges    Charges Retained   Advanced by         Advanced by        Shares Advanced    Advanced by
              on Class A       by Distributor     Distributor1        Distributor1       by Distributor1    Distributor1
              Shares
------------- ---------------- ------------------ ------------------- ------------------ ------------------ -------------------
------------- ---------------- ------------------ ------------------- ------------------ ------------------ -------------------
    2000         $544,323          $140,127            $101,596           $582,519            $90,600              N/A
------------- ---------------- ------------------ ------------------- ------------------ ------------------ -------------------
------------- ---------------- ------------------ ------------------- ------------------ ------------------ -------------------
    2001         $728,912          $110,505            $230,000           $622,502           $193,651             $2212
------------- ---------------- ------------------ ------------------- ------------------ ------------------ -------------------
------------- ---------------- ------------------ ------------------- ------------------ ------------------ -------------------

    2002        $1,059,341         $222,403            $289,954           $706,630           $308,937            $17,158

------------- ---------------- ------------------ ------------------- ------------------ ------------------ -------------------
1.       The  Distributor  advances  concession  payments to dealers  for  certain  sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.
2.       The inception date of Class N shares was March 1, 2001.

------------------- ----------------------- ------------------------ ------------------------ ------------------------

                    Class A Contingent      Class B Contingent       Class C Contingent       Class N Contingent
                    Deferred Sales          Deferred Sales Charges   Deferred Sales           Deferred Sales Charges
                    Charges Retained by     Retained by Distributor  Charges Retained         Retained by Distributor
Fiscal Years        Distributor                                      by Distributor
Ended 8/31:

------------------- ----------------------- ------------------------ ------------------------ ------------------------
------------------- ----------------------- ------------------------ ------------------------ ------------------------

       2002                $10,976                 $132,957                  $14,261                   $510

------------------- ----------------------- ------------------------ ------------------------ ------------------------

      For additional  information  about  distribution  of the Fund's shares,  including fees and expenses,  please refer to "Distribution and Service Plans," below.

Distribution  and  Service  Plans.  The Fund has  adopted a Service  Plan for Class A shares and  Distribution  and
Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the  Investment  Company Act. Under those plans  the  Fund  pays  the  Distributor  for all or a  portion  of its  costs  incurred  in  connection  with  the distribution and/or servicing of the shares of the particular class.

      Each plan has been  approved by a vote of the Board of  Trustees,  including  a majority  of the  Independent
Trustees2, cast in person at a meeting called for the purpose of voting on that plan.

      Under the  plans,  the  Manager  and the  Distributor  may make  payments  to  affiliates  and in their  sole discretion,  from time to time,  may use their own  resources  (at no direct cost to the Fund) to make  payments to brokers, dealers or other financial institutions for distribution and administrative services  they  perform.  The Manager may use its profits from the advisory fee it receives from the Fund. In their sole  discretion,  the  Distributor  and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

      Unless a plan is terminated as described  below,  the plan  continues in effect from year to year but only if the Fund's Board of Trustees and its Independent  Trustees  specifically  vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting  called for the purpose of voting on continuing  the plan. A plan may be  terminated  at any time by the vote of a majority  of the  Independent  Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees  and the  Independent  Trustees  must  approve all material  amendments  to a plan.  An amendment to increase  materially  the amount of payments to be made under a plan must be approved by  shareholders of the class  affected by the  amendment.  Because  Class B shares of the Fund  automatically  convert into Class A shares after six years,  the Fund must obtain the approval of both Class A and Class B shareholders  for a proposed material  amendment to the Class A Plan that would  materially  increase  payments  under the Plan.  That  approval must be by a "majority" (as defined in the Investment  Company Act) of the shares of each Class,  voting separately by class.

      While the Plans are in effect,  the  Treasurer  of the Fund shall  provide  separate  written  reports on the plans to the Board of  Trustees at least  quarterly  for its review.  The  reports  shall  detail the amount of all payments  made under a plan and the  purpose for which the  payments  were made.  Those  reports are subject to the review and approval of the Independent Trustees.

      Each Plan states that while it is in effect,  the selection and  nomination of those Trustees of the Fund who are not  "interested  persons" of the Fund is committed to the discretion of the  Independent  Trustees.  This does not prevent the  involvement of others in the selection and nomination  process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plan for a class,  no payment will be made to any  recipient in any quarter in which the  aggregate net asset  value of all Fund  shares of that class held by the  recipient  for  itself and its  customers  does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent  Trustees.  The
Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

                  |X| Class A Service Plan Fees.  Under the Class A service plan,  the  Distributor  currently uses the fees it receives from the Fund to pay brokers,  dealers and other financial  institutions (they are referred to as "recipients") for personal services and account  maintenance  services they provide for their customers who hold
Class A shares.  The services include,  among others,  answering  customer  inquiries about the Fund,  assisting in establishing  and  maintaining  accounts in the Fund,  making the Fund's  investment  plans available and providing other  services  at the  request of the Fund or the  Distributor.  While the plan  permits  the Board to  authorize payments to the  Distributor  to reimburse  itself for services  under the plan, the Board has not yet done so. The
Distributor  makes  payments to plan  recipients  quarterly  at an annual  rate not to exceed  0.25% of the average annual net assets  consisting  of Class A shares held in the accounts of the  recipients or their  customers.  With respect to purchases of Class A shares subject to a contingent  deferred sales charge by certain  retirement  plans that  purchased  such  shares  prior  to March 1,  2001  ("grandfathered  retirement  accounts"),  the  Distributor currently  intends  to pay the  service  fee to  Recipients  in  advance  for the first  year  after the shares are purchased.  After the first year shares are outstanding,  the Distributor  makes service fee payments to Recipients quarterly on those shares.  The advance  payment is based on the net asset value of shares sold.  Shares  purchased by exchange do not qualify for the advance  service  fee  payment.  If Class A shares  purchased  by  grandfathered retirement  accounts are redeemed during the first year after their purchase,  the Recipient of the service fees on those shares will be obligated to repay the  Distributor  a pro rata portion of the advance  payment of the service fee made on those shares.

      For the fiscal period ended August 31, 2002 payments  under the Class A Plan totaled  $617,173,  all of which was paid by the Distributor to recipients.  That included $15,976 paid to an affiliate of the Distributor's  parent company.  Any  unreimbursed  expenses  the  Distributor  incurs  with  respect to Class A shares in any fiscal year cannot be recovered in subsequent  years.  The Distributor may not use payments  received under the Class A Plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

                  |X| Class B, Class C and Class N Service and  Distribution  Plan Fees.  Under each plan,  service fees and  distribution  fees are computed on the average of the net asset value of shares in the respective  class, determined as of the close of each regular  business day during the period.  The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's  distribution  expenses are more or less than the  amounts  paid by the Fund under the plans  during the period for which the fee is paid.  The types of services  that  recipients  provide are similar to the services  provided  under the Class A Service Plan, described above.

      The Class B, Class C and the Class N Plans  permit  the  Distributor  to retain  both the  asset-based  sales charges and the  service  fees or to pay  recipients  the service  fee on a  quarterly  basis,  without  payment in advance.  However,  the  Distributor  currently  intends to pay the  service fee to  recipients  in advance for the first year after the shares are  purchased.  After the first year shares are  outstanding,  the  Distributor  makes service fee  payments  quarterly  on those  shares.  The advance  payment is based on the net asset value of shares sold.  Shares  purchased  by exchange do not qualify for the advance  service fee  payment.  If Class B, Class C or
Class N shares are  redeemed  during the first year after their  purchase,  the  recipient  of the service  fees on those shares will be obligated to repay the  Distributor  a pro rata portion of the advance  payment of the service fee made on those shares.

      The Distributor  retains the asset-based sales charge on Class B and Class N shares. The Distributor  retains the  asset-based  sales  charge on Class C shares  during the first year the  shares are  outstanding.  It pays the asset-based  sales charge as an ongoing  concession  to the recipient on Class C shares  outstanding  for a year or more. If a dealer has a special  agreement with the Distributor,  the Distributor will pay the Class B, Class C and or Class N service  fee and the  asset-based  sales  charge to the  dealer  quarterly  in lieu of paying  the sales concessions and service fee in advance at the time of purchase.

      The  asset-based  sales charges on Class B, Class C and Class N shares allow  investors to buy shares without a front-end  sales charge while  allowing the  Distributor to compensate  dealers that sell those shares.  The Fund pays the asset-based  sales charges to the Distributor for its services  rendered in distributing  Class B, Class C and Class N shares. The payments are made to the Distributor in recognition that the Distributor:

o        pays sales  concessions  to  authorized  brokers and dealers at the time of sale and pays  service fees as described above,
o        may finance  payment of sales  concessions  and/or the  advance of the  service fee payment to  recipients under the plans,  or may provide  such  financing  from its own  resources  or from the  resources of an affiliate,
o        employs personnel to support distribution of Class B, Class C and Class N shares, and
o        bears the costs of sales literature,  advertising and prospectuses  (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.
o        may not be able to adequately compensate dealers that sell Class B, Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o        receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o        may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o        may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o        may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

         When Class B, Class C or Class N shares are sold without the designation of a broker-dealer, the
Distributor is automatically designated as the broker-dealer of record. In those cases, the Distributor retains the service fee and asset-based sales charge paid on Class B, Class C and Class N shares.

 --------------------------------------------------------------------------------------------------------------------

 Distribution Fees Paid to the Distributor in the Fiscal Year Ended 8.31.02

 --------------------------------------------------------------------------------------------------------------------
 ---------------------- -------------------- ---------------------- ------------------------ ------------------------
 Class:                 Total Payments       Amount Retained by     Distributor's            Distributor's
                                                                                             Unreimbursed Expenses
                                                                    Aggregate Unreimbursed   as % of Net Assets of
                        Under Plan           Distributor            Expenses Under Plan      Class
 ---------------------- -------------------- ---------------------- ------------------------ ------------------------
 ---------------------- -------------------- ---------------------- ----------------------- -------------------------

 Class B Plan           $546,954             $445,5681              $1,742,036                       2.76%

 ---------------------- -------------------- ---------------------- ----------------------- -------------------------
 ---------------------- -------------------- ---------------------- ----------------------- -------------------------

 Class C Plan           $332,624             $172,4052              $924,860                         1.98%

 ---------------------- -------------------- ---------------------- ----------------------- -------------------------
 ---------------------- -------------------- ---------------------- ----------------------- -------------------------

 Class N Plan           $3,409               $3,290                 $25,504                          1.46%

 ---------------------- -------------------- ---------------------- ----------------------- -------------------------

1.       Includes $9,024 paid to an affiliate of the Distributor's parent company.
2.       Includes $4,354 paid to an affiliate of the Distributor's parent company.

      All payments under the Class B, Class C and the Class N plans are subject to the  limitations  imposed by the
Conduct Rules of the National  Association of Securities  Dealers,  Inc. on payments of  asset-based  sales charges and service fees.

      The  Distributor's  actual  expenses  in  selling  Class B,  Class C and Class N shares  may be more than the payments it receives from the  contingent  deferred  sales charges  collected on redeemed  shares and from the Fund under the plans.  If either the Class B, Class C or Class N plan is terminated  by the Fund,  the Board of Trustees may allow the Fund to  continue  payments of the  asset-based  sales  charge to the  Distributor  for  distributing shares before the plan was terminated.

Performance of the Fund

Explanation  of  Performance  Terminology.  The  Fund  uses  a  variety  of  terms  to  illustrate  its  investment performance.  Those terms include  "cumulative  total return," "average annual total return," "average annual total return at net asset  value"  and  "total  return at net asset  value."  An  explanation  of how total  returns  are calculated  is set forth below.  The charts below show the Fund's  performance  as of the Fund's most recent fiscal year end. You can obtain current  performance  information by calling the Fund's  Transfer Agent at  1.800.225.5677 or by visiting the OppenheimerFunds Internet website at http://www.oppenheimerfunds.com.

         The  Fund's  illustrations  of its  performance  data in  advertisements  must  comply  with  rules of the
Securities and Exchange  Commission.  Those rules  describe the types of performance  data that may be used and how it is to be  calculated.  In  general,  any  advertisement  by the Fund of its  performance  data must  include the average  annual total returns for the advertised  class of shares of the Fund.  Those returns must be shown for the
1-, 5- and 10-year  periods  (or the life of the class,  if less)  ending as of the most  recently  ended  calendar quarter prior to the publication of the advertisement (or its submission for publication).

         Use of  standardized  performance  calculations  enables an investor to compare the Fund's  performance to the  performance  of other funds for the same periods.  However,  a number of factors  should be considered  before using the Fund's performance information as a basis for comparison with other investments:

o        Total returns  measure the  performance of a hypothetical  account in the Fund over various periods and do not show the performance of each  shareholder's  account.  Your account's  performance will vary from the model performance data if your dividends are received
         o        in cash,  or you buy or sell shares  during the period,  or you bought your shares at a different time and price than the shares used in the model.

o        The Fund's  performance  returns  may not  reflect  the effect of taxes on  dividends  and  capital  gains distributions.

o        An investment in the Fund is not insured by the FDIC or any other government agency.
o        The  principal  value of the  Fund's  shares  and total  returns  are not  guaranteed  and  normally  will fluctuate on a daily basis.
o        When an investor's shares are redeemed, they may be worth more or less than their original cost.
o        Total returns for any given past period  represent  historical  performance  information  and are not, and should not be considered, a prediction of future returns.

         The  performance  of each class of shares is shown  separately,  because the  performance of each class of shares will usually be different.  That is because of the different  kinds of expenses each class bears.  The total returns  of each  class of  shares of the Fund are  affected  by  market  conditions,  the  quality  of the  Fund's investments,  the  maturity  of debt  investments,  the types of  investments  the Fund  holds,  and its  operating expenses that are allocated to the particular class.

         |X| Total  Return  Information.  There are  different  types of "total  returns"  to  measure  the  Fund's performance.  Total return is the change in value of a  hypothetical  investment  in the Fund over a given  period, assuming  that all  dividends  and capital gains  distributions  are  reinvested in additional  shares and that the investment is redeemed at the end of the period.  Because of differences in expenses for each class of shares,  the total returns for each class are  separately  measured.  The cumulative  total return  measures the change in value over the entire period (for example,  ten years).  An average  annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period.  However,  average annual total returns do not show actual year-by-year  performance.  The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

         In  calculating  total  returns  for Class A  shares,  the  current  maximum  sales  charge of 5.75% (as a percentage  of the  offering  price) is deducted  from the  initial  investment  ("P")  (unless the return is shown without sales charge,  as described  below).  For Class B shares,  payment of the  applicable  contingent  deferred sales  charge is applied,  depending on the period for which the return is shown:  5.0% in the first year,  4.0% in the  second  year,  3.0% in the third and fourth  years,  2.0% in the fifth  year,  1.0% in the sixth year and none thereafter.  For Class C shares,  the 1% contingent  deferred sales charge is deducted for returns for the one-year period.  For Class N shares,  the 1%  contingent  deferred  sales  charge is deducted  for returns for the 18 month period.  For Class N shares,  the 1% contingent  deferred sales charge is deducted for returns for the one-year and life-of-class periods as applicable.

                  |_|  Average  Annual  Total  Return.  The  "average  annual  total  return"  of each  class is an average annual  compounded  rate of return for each year in a specified  number of years.  It is the rate of return based on the change in value of a hypothetical  initial  investment of $1,000 ("P" in the formula below) held for a number of years  ("n" in the  formula)  to  achieve  an Ending  Redeemable  Value  ("ERV" in the  formula)  of that investment, according to the following formula:

                                        ERV - P
                                        -------   = Total Return

|_|      Average  Annual  Total Return  (After Taxes on  Distributions).  The "average  annual total return  (after taxes on  distributions)"  of Class A shares is an  average  annual  compounded  rate of return  for each year in a specified number of years,  adjusted to show the effect of federal taxes (calculated  using the highest  individual marginal  federal  income  tax rates in  effect on any  reinvestment  date) on any  distributions  made by the Fund during  the  specified  period.  It is the rate of return  based on the change in value of a  hypothetical  initial investment  of $1,000  ("P" in the  formula  below)  held for a number of years ("n" in the  formula) to achieve an ending  value  ("ATVD" in the  formula) of that  investment,  after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

ATVD      1/n    - 1=  Average Annual Total Return (After Taxes on Distributions)
----
  P

|_|      Average Annual Total Return (After Taxes on  Distributions  and  Redemptions).  The "average  annual total return (after taxes on distributions  and  redemptions)" of Class A shares is an average annual  compounded rate of return for each year in a  specified  number of years,  adjusted  to show the effect of federal  taxes  (calculated using the  highest  individual  marginal  federal  income  tax rates in  effect  on any  reinvestment  date) on any distributions  made by the Fund during the  specified  period and the effect of capital gains taxes or capital loss tax  benefits  (each  calculated  using the  highest  federal  individual  capital  gains tax rate in effect on the redemption  date)  resulting from the  redemption of the shares at the end of the period.  It is the rate of return based on the change in value of a hypothetical  initial  investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the  formula)  to achieve an ending  value  ("ATVDR" in the  formula)  of that  investment, after  taking  into  account  the  effect of taxes on fund  distributions  and on the  redemption  of Fund  shares, according to the following formula:

ATVDR     1/n     - 1=  Average Annual Total Return (After Taxes on Distributions and Redemption)
-----
  P

         |_| Cumulative Total Return.  The "cumulative  total return"  calculation  measures the change in value of a  hypothetical  investment  of $1,000  over an  entire  period of  years.  Its  calculation  uses some of the same factors  as  average  annual  total  return,  but it does  not  average  the rate of  return  on an  annual  basis.
Cumulative total return is determined as follows:

                                (         )   1/n
                                (   ERV   )     - 1 = Average Annual Total Return
                                (  -----  )
                                (    P    )

         |_|  Total  Returns  at Net Asset  Value.  From time to time the Fund may also  quote a  cumulative  or an average annual total return "at net asset value"  (without  deducting  sales charges) for Class A, Class B, Class C or Class N shares.  Each is based on the  difference  in net asset value per share at the  beginning and the end of the period for a  hypothetical  investment  in that class of shares  (without  considering  front-end or contingent
deferred  sales  charges)  and  takes  into   consideration   the  reinvestment  of  dividends  and  capital  gains
distributions.

---------------------------------------------------------------------------------------------------------------------

                             The Fund's Total Returns for the Periods Ended 8/31/02

---------------------------------------------------------------------------------------------------------------------
    ----------------- ------------------------------- ---------------------------------------------------------------

                         Cumulative Total Returns                      Average Annual Total Returns
    Class of Shares          (Life of Class)

    ----------------- ------------------------------- ---------------------------------------------------------------
-------------- ------------------------- -----------------------------------------------------------------------------

               Cumulative Total                                  Average Annual Total Returns
Class      of  Returns (10 years or
Shares         Life of Class if less)

-------------- ------------------------- -----------------------------------------------------------------------------
    ------------------------------------------------------------------------------------------------------------------

                                                                                                                                                                           10-Years
                                                                 1-Year                          5-Years                                                          (or life-of-class if less)

    ------------------------------------------------------------------------------------------------------------------
    ----------------- --------------- --------------- --------------- -------------- --------------- ----------------

                       After Sales    Without Sales    After Sales       Without      After Sales     Without Sales
                          Charge          Charge          Charge      Sales Charge       Charge          Charge

    ----------------- --------------- --------------- --------------- -------------- --------------- ----------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

                  After       Without       After       Without       After       Without       After       Without
                  Sales        Sales        Sales        Sales        Sales        Sales        Sales        Sales
                 Charge       Charge       Charge       Charge       Charge       Charge       Charge       Charge

-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
    ------------------------------------------------- ----------------------------------------------------------------

    Class A             7.72%(1))       53.76%(1)        -0.63%          5.44%           2.48%           3.70%                                                            6.62%(1)

    ------------------------------------------------- ----------------------------------------------------------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

Class B          46.13%(2)    47.13%(2)    -0.39%        4.61%        2.58%        2.94%       6.78%(2)     6.90%(2)

-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

Class C          46.96%(3)    46.96%(3)     3.54%        4.54%        2.90%        2.90%       6.88%(3)     6.88%(3)

-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

Class N        -11.93%(4)   -11.06%(4)      4.13%        5.13%      -8.12%(4)    -7.51%(4)       N/A          N/A

-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

(1) Inception of Class A:  11/18/96
(2) Inception of Class B:  11/18/96
(3) Inception of Class C:  11/18/96
(4) Inception of Class N:  03/01/01

----------------------------------------------------------------------------------------------------------------------

                        Average Annual Total Returns for Class A Shares (After Sales Charge)
                                        For the Fiscal Periods Ended 9/30/02

----------------------------------------------------------------------------------------------------------------------
---------------------------------- ------------------------- ---------------------------- ----------------------------

                                            1-Year           5-Years                      10-Years (or life-of-class)

---------------------------------- ------------------------- ---------------------------- ----------------------------
---------------------------------- ------------------------- ---------------------------- ----------------------------

After Tax on Distributions         -1.21%                    1.515%                       5.75%(1)

---------------------------------- ------------------------- ---------------------------- ----------------------------
---------------------------------- ------------------------- ---------------------------- ----------------------------

After Taxes on Distributions  and  -0.39%                    1.52%                        5.00%(1)
Redemption of Fund
Shares

---------------------------------- ------------------------- ---------------------------- ----------------------------

   1. Inception of Class A shares: 11/18/96.

Other  Performance   Comparisons.   The  Fund  compares  its  performance   annually  to  that  of  an  appropriate
broadly-based  market index in its Annual Report to  shareholders.  You can obtain that  information  by contacting the Transfer  Agent at the  addresses  or  telephone  numbers  shown on the cover of this  Statement of  Additional
Information.  The Fund may also  compare its  performance  to that of other  investments,  including  other  mutual funds,  or use  rankings  of its  performance  by  independent  ranking  entities.  Examples  of these  performance comparisons are set forth below.

         |X|  Lipper  Rankings.  From time to time the Fund may  publish  the  ranking  of the  performance  of its classes of shares by Inc.Lipper, Inc. ("Lipper).  Lipper is a widely-recognized  independent mutual fund monitoring service.  Lipper monitors the performance of regulated  investment  companies,  including the Fund, and ranks their performance  for various  periods.  The  performance  of the Fund is ranked by Lipper  against  all other  emerging markets  funds.  The Lipper  performance  rankings  are based on total  returns that  include the  reinvestment  of capital gain distributions and income dividends but do not take sales charges or taxes into  consideration.  Lipper also  publishes  "peer-group"  indices of the  performance  of all mutual funds in a category  that it monitors and averages of the performance of the funds in particular categories.

              |X| Morningstar  Rankings.  From  time to time the Fund may  publish  the star  rankingand/or  of the performance  of its  classes of shares by  Morningstar,  Inc.,  an  independent  mutual  fund  monitoring  service.
Morningstar ranks mutual funds in their specialized  market sector.  The Fund is ranked among diversified  emerging markets funds.

         Morningstar  proprietary star rankings reflect historical  risk-adjusted total investment return. For each fund  with at  least  a  three-year  history,  Morningstar  calculates  a  Morningstar  period,Rating(TM)based  on a
Morningstar  Risk-Adjusted  Return measure that accounts for variation in a fund's monthly  performance  (including the risk.effects of sales charges,  loads, and redemption fees),  placing more emphasis on downward  variations and rewarding  consistent  performance.  The top 10% of funds in each category  receive 5 stars, the next 22.5% receive
4 stars,  the next 35% receive 3 stars,  the next 22.5% receive 2 stars,  and the bottom 10% receive 1 star.  (Each share class is counted as a fraction of one fund within  this scale and rated  separately,  which may cause  slight variations in the distribution  percentages.) The Overall  Morningstar Rating for a fund is derived from a weighted average of the performance  figures  associated  with its three-,  five-and  ten-year (if  applicable)  Morningstar
Rating metrics.

         |X| Performance  Rankings and Comparisons by Other Entities and  Publications.  From time to time the Fund may include in its advertisements and sales literature  performance  information about the Fund cited in newspapers and other  periodicals  such as The New York Times,  The Wall Street Journal,  Barron's,  or similar  publications.
That information may include  performance  quotations from other sources,  including  Lipper and  Morningstar.  The performance of the Fund's classes of shares may be compared in  publications  to the  performance of various market indices or other  investments,  and  averages,  performance  rankings or other  benchmarks  prepared by  recognized mutual fund statistical services.

         Investors may also wish to compare the returns on the Fund's share  classes to the return on  fixed-income investments  available  from banks and  thrift  institutions.  Those  include  certificates  of  deposit,  ordinary interest-paying  checking and savings  accounts,  and other forms of fixed or variable time  deposits,  and various other  instruments  such as Treasury  bills.  However,  the Fund's  returns and share price are not  guaranteed  or insured  by the FDIC or any other  agency  and will  fluctuate  daily,  while bank  depository  obligations  may be insured by the FDIC and may  provide  fixed  rates of return.  Repayment  of  principal  and payment of interest on
Treasury securities is backed by the full faith and credit of the U.S. government.

         From time to time, the Fund may publish  rankings or ratings of the Manager or Transfer Agent,  and of the investor services  provided by them to shareholders of the Oppenheimer  funds,  other than performance  rankings of the  Oppenheimer  funds  themselves.  Those  ratings or  rankings of  shareholder  and  investor  services by third parties may include  comparisons of their services to those provided by other mutual fund families  selected by the rating or ranking  services.  They may be based upon the opinions of the rating or ranking  service  itself,  using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

         From time to time,  the Fund may  include in its  advertisements  and sales  literature  the total  return performance of a hypothetical  investment  account that includes  shares of the fund and other  Oppenheimer  funds.
The combined  account may be part of an  illustration of an asset  allocation  model or similar  presentation.  The account  performance  may combine total return  performance  of the fund and the total return  performance of other
Oppenheimer funds included in the account.  Additionally,  from time to time, the Fund's  advertisements  and sales literature may include,  for  illustrative or comparative  purposes,  statistical data or other  information  about general or specific market and economic conditions.  That may include, for example,
o        information  about the  performance  of certain  securities  or  commodities  markets or segments of those markets,
o        information about the performance of the economics of particular countries or regions,
o        the earnings of companies  included in segments of particular  industries,  sectors,  securities  markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information  relating  to the gross  national  or gross  domestic  product of the  United  States or other countries or regions,
o        comparisons  of  various  market   sectors  or  indices  to   demonstrate   performance,   risk  or  other
     characteristics of the Fund.

-------------------------------------------------------------------------------------------------------------------
A B O U T  Y O U R  A C C O U N T
-------------------------------------------------------------------------------------------------------------------

How to Buy Shares

         Additional  information  is presented  below about the methods that can be used to buy shares of the Fund.
Appendix C contains more  information  about the special  sales charge  arrangements  offered by the Fund,  and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  When  shares are  purchased  through  AccountLink,  each  purchase  must be at least  $25.  Effective
November 1, 2002,  for any new Asset  Builder  Plan,  each purchase  through  AccountLink  must be at least $50 and
                                                                                                                ---
shareholders  must invest at least $500 before an Asset Builder Plan can be established on a new account.  Accounts established  prior to November 1, 2001 will remain at $25 for  additional  purchases.  Shares will be  purchased on the regular  business day the Distributor is instructed to initiate the Automated  Clearing House ("ACH")  transfer to buy the shares.  received  Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day  purchased.the  Fund receives  Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange.  The Exchange  normally closes at 4:00 P.M., but may close earlier on certain days.  If  Federal  Funds are  received  on a business  day after the close of the  Exchange,  the  shares  will be purchased  and dividends  will begin to accrue on the next regular  business day. The proceeds of ACH transfers are normally  received by the Fund three days after the  transfers are  initiated.  If the proceeds of the ACH transfer are not  received  on a timely  basis,  the  Distributor  reserves  the right to cancel  the  purchase  order.  The
Distributor  and the Fund are not  responsible  for any delays in purchasing  shares  resulting  from delays in ACH transmissions.

Reduced  Sales  Charges.  As discussed in the  Prospectus,  a reduced sales charge rate may be obtained for Class A shares under Right of  Accumulation  and Letters of Intent  because of the economies of sales efforts and reduction in expenses  realized by the  Distributor,  dealers and brokers  making such sales.  No sales  charge is imposed in certain  other  circumstances  described in Appendix C to this  Statement  of  Additional  Information  because the
Distributor or dealer or broker incurs little or no selling expenses.

         |X| Right of  Accumulation.  To qualify for the lower sales  charge  rates that apply to larger  purchases of Class A shares, you and your spouse can add together:
o        Class A and Class B shares you purchase for your  individual  accounts  (including IRAs and 403(b) plans), or for your joint  accounts,  or for trust or custodial  accounts on behalf of your  children who are minors, and

o        Current  purchases  of Class A and Class B shares of the Fund and other  Oppenheimer  funds to reduce  the sales charge rate that applies to current purchases of Class A shares, and
o        Class A and  Class B shares of  Oppenheimer  funds you  previously  purchased  subject  to an  initial  or contingent  deferred  sales charge to reduce the sales  charge rate for current  purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

         A fiduciary can count all shares purchased for a trust,  estate or other fiduciary account  (including one or more employee  benefit plans of the same  employer) that has multiple  accounts.  The  Distributor  will add the value,  at current  offering  price,  of the shares you  previously  purchased  and  currently  own to the value of current  purchases to determine  the sales charge rate that  applies.  The reduced  sales charge will apply only to current purchases. You must request it when you buy shares.

         |X| The Oppenheimer  Funds.  The Oppenheimer  funds are those mutual funds for which the Distributor  acts as the distributor and currently include the following:
Oppenheimer Bond Fund                                         Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund                         Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer New York Municipal Fund
Oppenheimer Capital Preservation Fund                         Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund                               Oppenheimer Quest Balanced Value Fund
Oppenheimer Champion Income Fund                              Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Concentrated Growth Fund                          Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Convertible Securities Fund                       Oppenheimer Quest Opportunity Value Fund
Oppenheimer Developing Markets Fund                           Oppenheimer Quest Value Fund, Inc.
Oppenheimer Disciplined Allocation Fund                       Oppenheimer Real Asset Fund
Oppenheimer Discovery Fund                                    Oppenheimer Rochester National Municipals
Oppenheimer Emerging Growth Fund                              Oppenheimer Senior Floating Rate Fund
Oppenheimer Emerging Technologies Fund                        Oppenheimer Small Cap Value Fund
Oppenheimer Enterprise Fund                                   Oppenheimer Special Value Fund
Oppenheimer Europe Fund                                       Oppenheimer Strategic Income Fund
Oppenheimer Global Fund                                       Oppenheimer Total Return Fund, Inc.
Oppenheimer Global Growth & Income Fund                       Oppenheimer Trinity Core Fund
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Growth Fund                                       Oppenheimer Trinity Value Fund
Oppenheimer High Yield Fund                                   Oppenheimer U.S. Government Trust
Oppenheimer Limited Term Municipal Fund                       Oppenheimer Value Fund
Oppenheimer International Bond Fund                           Limited-Term New York Municipal Fund
Oppenheimer International Growth Fund                         Rochester Fund Municipals
Oppenheimer International Small Company Fund                  OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Limited-Term Government Fund                      OSM1 - Jennison Growth Fund
Oppenheimer Main Street Growth & Income Fund                  OSM1 - Mercury Advisors S&P 500 Index Fund
Oppenheimer Main Street Opportunity Fund                      OSM1 - Mercury Advisors Focus Growth Fund
Oppenheimer Main Street Small Cap Fund                        OSM1 - QM Active Balanced Fund
Oppenheimer MidCap Fund                                       OSM1 - Salomon Brothers All Cap Fund
Oppenheimer Multiple Strategies Fund
And the following money market funds:

Centennial America Fund, L. P.                                Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust
Centennial Government Trust                                   Oppenheimer Cash Reserves
Centennial Money Market Trust                                 Oppenheimer Money Market Fund, Inc.
1 - "OSM" stands for Oppenheimer Select Managers

         There is an  initial  sales  charge on the  purchase  of Class A shares of each of the  Oppenheimer  funds described  above  except the money  market  funds.  Under  certain  circumstances  described  in this  Statement of
Additional  Information,  redemption  proceeds of certain  money  market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent.  Under a Letter of Intent,  if you purchase  Class A shares or Class A and Class B shares of the
Fund and other  Oppenheimer  funds during a 13-month  period,  you can reduce the sales charge rate that applies to your  purchases of Class A shares.  The total amount of your intended  purchases of both Class A and Class B shares will  determine  the  reduced  sales  charge rate for the Class A shares  purchased  during  that  period.  You can include  purchases  made up to 90 days before the date of the Letter.  Letters of Intent do not consider Class C or
Class N shares you purchase or may have purchased.

         A Letter of Intent is an investor's  statement in writing to the  Distributor of the intention to purchase
Class A shares or Class A and Class B shares of the Fund (and other  Oppenheimer  funds)  during a 13-month  period
(the "Letter of Intent period").  At the investor's  request,  this may include  purchases made up to 90 days prior to the date of the Letter.  The Letter states the  investor's  intention to make the aggregate  amount of purchases of shares which,  when added to the investor's  holdings of shares of those funds,  will equal or exceed the amount specified  in the Letter.  Purchases  made by  reinvestment  of  dividends or  distributions  of capital  gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

         A Letter  enables  an  investor  to count  the Class A and Class B shares  purchased  under the  Letter to obtain the reduced  sales  charge rate on  purchases  of Class A shares of the Fund (and other  Oppenheimer  funds)
that applies  under the Right of  Accumulation  to current  purchases of Class A shares.  Each  purchase of Class A shares under the Letter will be made at the offering  price  (including  the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

         In submitting a Letter,  the investor makes no commitment to purchase shares.  However,  if the investor's purchases  of shares  within  the  Letter of Intent  period,  when  added to the value (at  offering  price) of the investor's  holdings  of  shares on the last day of that  period,  do not equal or  exceed  the  intended  purchase amount,  the investor  agrees to pay the  additional  amount of sales charge  applicable  to such  purchases.  That amount is  described  in "Terms of  Escrow,"  below  (those  terms may be amended by the  Distributor  from time to time).  The  investor  agrees  that shares  equal in value to 5% of the  intended  purchase  amount will be held in escrow by the Transfer  Agent subject to the Terms of Escrow.  Also,  the investor  agrees to be bound by the terms of the Prospectus,  this Statement of Additional  Information and the application  used for a Letter of Intent.  If those  terms are  amended,  as they may be from time to time by the Fund,  the  investor  agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

         If the total  eligible  purchases  made  during  the  Letter of Intent  period do not equal or exceed  the intended  purchase amount,  the concessions  previously paid to the dealer of record for the account and the amount of sales charge retained by the  Distributor  will be adjusted to the rates  applicable to actual total  purchases.
If total eligible  purchases during the Letter of Intent period exceed the intended  purchase amount and exceed the amount needed to qualify for the next sales charge rate  reduction set forth in the  Prospectus,  the sales charges paid will be adjusted to the lower rate.  That  adjustment  will be made only if and when the dealer returns to the
Distributor  the excess of the amount of  concessions  allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases.  The excess  concessions  returned to the Distributor will be used to purchase  additional  shares for the  investor's  account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

         The  Transfer  Agent  will not hold  shares  in  escrow  for  purchases  of  shares  of the Fund and other
Oppenheimer  funds by  OppenheimerFunds  prototype 401(k) plans under a Letter of Intent.  If the intended purchase amount under a Letter of Intent entered into by an  OppenheimerFunds  prototype 401(k) plan is not purchased by the plan  by the  end of the  Letter  of  Intent  period,  there  will  be no  adjustment  of  concessions  paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

         In determining  the total amount of purchases made under a Letter,  shares  redeemed by the investor prior to the  termination  of the Letter of Intent  period will be deducted.  It is the  responsibility  of the dealer of record  and/or the  investor  to advise the  Distributor  about the Letter in placing any  purchase  orders for the investor during the Letter of Intent period.  All of such purchases must be made through the Distributor.

         |X| Terms of Escrow That Apply to Letters of Intent.

         1.    Out of the initial  purchase (or  subsequent  purchases  if  necessary)  made  pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended  purchase  amount  specified in the Letter shall be held in escrow by the Transfer  Agent.  For example,  if the intended  purchase  amount is $50,000,  the escrow shall be shares  valued in the amount of $2,500  (computed  at the offering  price  adjusted  for a $50,000  purchase).  Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

         2.    If the total minimum  investment  specified under the Letter is completed within the 13-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

         3.    If, at the end of the 13-month  Letter of Intent period the total  purchases  pursuant to the Letter are less than the intended  purchase amount specified in the Letter,  the investor must remit to the Distributor an amount equal to the  difference  between the dollar amount of sales  charges  actually paid and the amount of sales charges  which  would  have been paid if the total  amount  purchased  had been made at a single  time.  That sales charge  adjustment  will apply to any shares  redeemed prior to the completion of the Letter.  If the difference in sales charges is not paid within twenty days after a request from the  Distributor or the dealer,  the  Distributor will,  within  sixty days of the  expiration  of the Letter,  redeem the number of  escrowed  shares  necessary  to realize such  difference in sales charges.  Full and fractional  shares  remaining  after such  redemption  will be released from escrow.  If a request is received to redeem  escrowed  shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

         4.    By signing the Letter,  the investor  irrevocably  constitutes  and  appoints the Transfer  Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

         5. The shares  eligible  for  purchase  under the Letter  (or the  holding of which may be counted  toward completion of a Letter) include:
(a)      Class A shares  sold with a  front-end  sales  charge or subject to a Class A  contingent  deferred  sales charge,
(b)      Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
               (c)         Class A or Class B shares  acquired  by  exchange of either (1) Class A shares of one of the other  Oppenheimer  funds that were  acquired  subject  to a Class A initial  or  contingent deferred  sales  charge or (2) Class B shares of one of the other  Oppenheimer  funds  that were acquired subject to a contingent deferred sales charge.

         6. Shares held in escrow  hereunder  will  automatically  be exchanged for shares of another fund to which an exchange is requested,  as described in the section of the Prospectus  entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset  Builder  Plans.  To establish an Asset Builder Plan to buy shares  directly  from a bank  account,  you must enclose a check (the  minimum is $25) for the  initial  purchase  with your  application.  Currently,  the  minimum investment is $25 to establish an Asset Builder Plan, and will remain at $25 for those accounts  established  prior to November 1, 2002.  However,  as described above under  "AccountLink,"  for Asset Builder Plans established on or after  November 1, 2002,  the minimum  investment  for new Asset  Builder Plans will increase to $50, each purchase must be at least $50 and  shareholders  must invest at least $500 before an Asset Builder Plan can be  established.
                     ---
Shares  purchased by Asset Builder Plan payments from bank accounts are subject to the redemption  restrictions for recent  purchases  described in the  Prospectus.  Asset  Builder  Plans are  available  only if your bank is an ACH member.  Asset  Builder  Plans may not be used to buy  shares  for  OppenheimerFunds  employer-sponsored  qualified retirement  accounts.  Asset Builder Plans also enable  shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

         If you make  payments  from your bank  account to purchase  shares of the Fund,  your bank account will be debited  automatically.  Normally  the debit  will be made two  business  days  prior to the  investment  dates you selected on your  application.  Neither the  Distributor,  the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

         Before you establish Asset Builder  payments,  you should obtain a prospectus of the selected fund(s) from your  financial  advisor (or the  Distributor)  and  request an  application  from the  Distributor.  Complete  the application  and return it. You may change  the amount of your Asset  Builder  payment or you can  terminate  these automatic  investments  at any time by writing to the  Transfer  Agent.  The Transfer  Agent  requires a reasonable period  (approximately  10 days) after receipt of your  instructions to implement them. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Retirement  Plans.  Certain  types of  retirement  plans are entitled to purchase  shares of the Fund without sales charge or at reduced sales charge rates,  as described in Appendix B to this  Statement of Additional  Information.
Certain special sales charge  arrangements  described in that Appendix apply to retirement  plans whose records are maintained  on a daily  valuation  basis by Merrill  Lynch  Pierce  Fenner & Smith,  Inc.  ("Merrill  Lynch") or an
independent  record keeper that has a contract or special  arrangement  with Merrill Lynch. If on the date the plan sponsor  signed the Merrill  Lynch record  keeping  service  agreement  the plan has less than $3 million in assets
(other than assets  invested in money market funds)  invested in applicable  investments,  then the retirement plan may purchase only Class B shares of the  Oppenheimer  funds.  Any retirement  plans in that category that currently invest in Class B shares of the Fund will have their  Class B shares  converted  to Class A shares of the Fund when the plan's  applicable  investments reach $5 million.  OppenheimerFunds  has entered into arrangements with certain record  keepers  whereby  the  Transfer  Agent  compensates  the record  keeper for its record  keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement  plan.  While such  compensation  may act to reduce the record  keeping fees charged by the retirement plan's record  keeper,  that  compensation  arrangement  may be terminated at any time,  potentially  affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation  of Purchase  Orders.  Cancellation  of purchase  orders for the Fund's  shares (for  example,  when a purchase  check is  returned to the Fund  unpaid)  causes a loss to be  incurred  when the net asset  values of the
Fund's shares on the  cancellation  date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share  multiplied  by the number of shares in the purchase  order.  The investor is responsible  for that loss. If the investor fails to compensate the Fund for the loss, the  Distributor  will do
so. The Fund may  reimburse  the  Distributor  for that amount by redeeming  shares from any account  registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund  represents an interest in the same  portfolio of  investments of the Fund. However,  each class has different  shareholder  privileges and features.  The net income attributable to Class B, Class C or Class N shares  and the  dividends  payable  on Class B,  Class C or Class N shares  will be reduced by incremental  expenses borne solely by that class.  Those expenses include the asset-based  sales charges to which Class B, Class C and Class N shares are subject.

         The  availability  of different  classes of shares  permits an investor to choose the method of purchasing shares that is more  appropriate  for the investor.  That may depend on the amount of the  purchase,  the length of time the investor  expects to hold  shares,  and other  relevant  circumstances.  Class A shares  normally are sold subject to an initial  sales charge.  While Class B, Class C and Class N shares have no initial  sales charge,  the purpose of the  deferred  sales charge and  asset-based  sales charge on Class B, Class C and Class N shares is the same as that of the initial sales charge on Class A shares - to compensate  the  Distributor  and brokers,  dealers and  financial  institutions  that sell shares of the Fund. A salesperson  who is entitled to receive  compensation from his or her firm for selling Fund shares may receive  different  levels of  compensation  for selling one class of shares rather than another.

         The  Distributor  will not  accept any order in the  amount of  $500,000  or more for Class B shares or $1 million or more for Class C shares on behalf of a single  investor (not  including  dealer "street name" or omnibus accounts).  That is because  generally it will be more  advantageous  for that investor to purchase  Class A shares of the Fund.

         |X| Class A Shares Subject to a Contingent  Deferred Sales Charge.  For purchases of Class A shares at net asset value whether or not subject to a contingent  deferred sales charge as described in the Prospectus,  no sales concessions  will be paid to the  broker-dealer  of record,  as  described in the  Prospectus,  on sales of Class A shares purchased with the redemption  proceeds of shares of another mutual fund offered as an investment  option in a retirement plan in which  Oppenheimer  funds are also offered as investment  options under a special  arrangement with the  Distributor,  if the  purchase  occurs  more  than 30 days  after the  Oppenheimer  funds are added as an investment  option under that plan.  Additionally,  that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption  proceeds of Class N shares of one or more Oppenheimer  funds held by the plan for more than 18 months.

         |X|      Class B Conversion.  Under current  interpretations  of applicable  federal income tax law by the
Internal  Revenue  Service,  the conversion of Class B shares to Class A shares after six years is fromthe Internal
Revenue  Service,  not  treated  as a  taxable  event  for  the  shareholder.  available,If  those  laws or the IRS interpretation of those laws should change, the automatic  conversion  feature may be suspended.  In that event, no further  conversions  of Class B shares  would occur while that  suspension  remained in effect.  Although  Class B shares  could then be  exchanged  for Class A shares on the basis of relative  net asset value of the two  classes, without  the  imposition  of a sales  charge  or fee,  such  exchange  could  constitute  a  taxable  event for the shareholder,  and absent  such  exchange,  Class B shares  might  continue to be subject to the  asset-based  sales charge for longer than six years.

         |X|  Availability  of Class N Shares.  In addition to the  description  of the types of  retirement  plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:

o        to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o        to all rollover  contributions  made to Individual 401(k) plans,  Profit-Sharing  Plans and Money Purchase
                      Pension Plans,

o        to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and Ascender retirement plans,
o        to all trustee-to-trustee IRA transfers,
o        to all 90-24 type 403(b) transfers,
o        to Group  Retirement  Plans (as defined in Appendix B to this Statement of Additional  Information)  which have entered into a special agreement with the Distributor for that purpose,
o        to  Retirement  Plans  qualified  under  Sections  401(a) or  401(k) of the  Internal  Revenue  Code,  the
                      recordkeeper  or the plan  sponsor for which has entered  into a special  agreement  with the
                      Distributor,
o        to  Retirement  Plans of a plan  sponsor  where the  aggregate  assets of all such plans  invested  in the
                      Oppenheimer funds is $500,000 or more,

o        to  OppenheimerFunds-sponsored  Ascender  401(k)  plans  that pay for the  purchase  with  the  redemption proceeds of Class A shares of one or more Oppenheimer funds.
o        to certain customers of broker-dealers  and financial  advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

              The sales  concession  and the advance of the service fee, as described in the  Prospectus,  will not be paid to dealers of record on sales of Class N shares on:
o        purchases  of Class N shares  in  amounts  of  $500,000  or more by a  retirement  plan  that pays for the purchase with the redemption  proceeds of Class A shares of one or more Oppenheimer  funds (other than rollovers  from an  OppenheimerFunds-sponsored  Pinnacle or Ascender  401(k) plan to any IRA invested in the Oppenheimer funds),
o        purchases  of Class N shares  in  amounts  of  $500,000  or more by a  retirement  plan  that pays for the purchase with the  redemption  proceeds of Class C shares of one or more  Oppenheimer  funds held by the plan for more  than one year  (other  than  rollovers  from an  OppenheimerFunds-sponsored
                  Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and
              o   on  purchases  of Class N shares by an  OppenheimerFunds-sponsored  Pinnacle or  Ascender  401(k)
                  plan made with the redemption proceeds of Class A shares of one or more Oppenheimer funds.

         No sales  concessions  will be paid to the  broker-dealer  of record,  as described in the Prospectus,  on sales of Class N shares  purchased  with the  redemption  proceeds of shares of another  mutual fund  offered as an investment option in a retirement plan in which  Oppenheimer  funds are also offered as investment  options under a special  arrangement  with the  Distributor,  if the purchase occurs more than 30 days after the Oppenheimer  funds are added as an investment option under that plan.

         |X|  Allocation of Expenses.  The Fund pays expenses  related to its daily  operations,  such as custodian fees,  Trustees'  fees,  transfer agency fees,  legal fees and auditing  costs.  Those expenses are paid out of the
Fund's assets and are not paid directly by  shareholders.  However,  those expenses  reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

         The  methodology  for calculating  the net asset value,  dividends and  distributions  of the Fund's share classes  recognizes two types of expenses.  General expenses that do not pertain  specifically to any one class are allocated  pro rata to the shares of all classes.  The  allocation  is based on the  percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each  outstanding  share within a given class.  Such general expenses  include  management fees,  legal,  bookkeeping and audit fees,  printing and mailing costs of shareholder reports,  Prospectuses,  Statements of Additional  Information and other materials for current shareholders,  fees to unaffiliated Trustees,  custodian expenses, share issuance costs,  organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

         Other  expenses  that are  directly  attributable  to a  particular  class are  allocated  equally to each outstanding  share  within that class.  Examples of such  expenses  include  distribution  and service plan (12b-1)
fees, transfer and shareholder  servicing agent fees and expenses,  and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Account Fees. As stated in the Prospectus, effective September 27, 2002, a $12 annual fee is charged on any account valued at less than $500.  This fee will not be charged for:
o        Accounts that have balances below $500 due to the automatic conversion of shares from Class B to Class A shares;
o        Accounts with an active Asset Builder Plan, payroll deduction plan or a military allotment plan;
o        OppenheimerFunds-sponsored group retirement accounts that are making continuing purchases;
o        Certain accounts held by broker-dealers through the National Securities Clearing Corporation; and
o        Accounts that fall below the $500 threshold due solely to market fluctuations within the 12-month period preceding the date the fee is deducted.

         The fee is charged  annually on or about the second to last  business  day of  September.  This annual fee will be waived for any  shareholders  who elect to access  their  account  documents  through  electronic  document delivery  rather than in paper copy and who elect to utilize the Internet or PhoneLink as their primary  source for their general  servicing  needs. To sign up to access account  documents  electronically  via eDocs Direct,  please visit the Service Center on our website at WWW.OPPENHEIMERFUNDS.COM or call 1.888.470.0862 for instructions.

Determination  of Net Asset  Values Per Share.  The net asset  values per share of each class of shares of the Fund are  determined as of the close of business of The New York Stock  Exchange (the  "Exchange")  on each day that the
Exchange is open. The  calculation is done by dividing the value of the Fund's net assets  attributable  to a class by the number of shares of that class that are  outstanding.  The Exchange  normally  closes at 4:00 P.M.,  Eastern time,  but may close earlier on some other days (for  example,  in case of weather  emergencies  or on days falling before a U.S.  holiday).  All references to time in this Statement of Additional  Information  mean "Eastern time."
The  Exchange's  most  recent  annual  announcement  (which is subject to change)  states that it will close on New
Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday,  Memorial Day,  Independence Day, Labor Day,
Thanksgiving Day and Christmas Day.  It may also close on other days.

         Dealers  other than  Exchange  members  may  conduct  trading in certain  securities  on days on which the
Exchange is closed  (including  weekends and holidays) or after 4:00 P.M. on a regular  business  day.  Because the
Fund's net asset  values  will not be  calculated  on those  days,  the  Fund's  net asset  values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.  Additionally,  trading on
European and Asian stock exchanges and  over-the-counter  markets normally is completed before the close of The New
York Stock Exchange.

         Changes in the values of  securities  traded on foreign  exchanges  or markets as a result of events  that occur after the prices of those  securities are  determined,  but before the close of The New York Stock  Exchange, will not be reflected  in the Fund's  calculation  of its net asset  values that day unless the Manager  determines that the event is likely to effect a material  change in the value of the  security.  The  Manager,  or an internal valuation  committee  established  by the Manager,  as  applicable,  may  establish a valuation,  under  procedures established  by the Board and  subject to the  approval,  ratification  and  confirmation  by the Board at its next ensuing meeting.

         |X| Securities  Valuation.  The Fund's Board of Trustees has  established  procedures for the valuation of the Fund's securities. In general those procedures are as follows:

         Equity securities traded on a U.S. securities exchange or on Nasdaq(R)are valued as follows:
                   if last sale  information  is  regularly  reported,  they are valued at the last  reported  sale price on the  principal  exchange on which they are traded or on Nasdaq,  as  applicable,  on that day, or

                   if last sale  information  is not  available  on a valuation  date,  they are valued at the last reported sale price  preceding  the valuation  date if it is within the spread of the closing
                      "bid" and "asked"  prices on the  valuation  date or, if not,  at the closing  "bid" price on the valuation date.

         Equity securities  traded on a foreign  securities  exchange  generally are valued in one of the following ways:
                   at the last sale price available to the pricing service approved by the Board of Trustees, or at the last sale price  obtained by the  Manager  from the report of the  principal  exchange on which the  security  is traded at its last  trading  session  on or  immediately  before  the valuation date, or
                  at the mean between the "bid" and "asked"  prices  obtained from the principal  exchange on which the  security is traded or, on the basis of  reasonable  inquiry,  from two market  makers in the security.

         Long-term debt  securities  having a remaining  maturity in excess of 60 days are valued based on the mean between the "bid" and  "asked"  prices  determined  by a portfolio  pricing  service  approved by the
              Fund's  Board of Trustees or obtained by the Manager  from two active  market  makers in the security on the basis of reasonable inquiry.

         The  following  securities  are valued at the mean between the "bid" and "asked"  prices  determined  by a pricing  service  approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:

                  1.  debt instruments that have a maturity of more than 397 days when issued,
                  2.  debt  instruments  that had a maturity  of 397 days or less when  issued and have a remaining maturity of more than 60 days, and

3.       non-money  market  debt  instruments  that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

         The  following  securities  are valued at cost,  adjusted for  amortization  of premiums and  accretion of discounts:
1.       money  market debt  securities  held by a non-money  market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
2.       debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

         Securities (including  restricted  securities) not having  readily-available  market quotations are valued at fair  value  determined  under the  Board's  procedures.  If the  Manager  is unable to locate two market  makers  willing to give  quotes,  a security  may be priced at the mean between the "bid" and
              "asked"  prices  provided by a single  active  market maker (which in certain  cases may be the "bid"
              price if no "asked" price is available).

         In the case of U.S.  government  securities,  mortgage-backed  securities,  corporate  bonds  and  foreign government  securities,  when last sale  information  is not  generally  available,  the  Manager  may use  pricing services  approved by the Board of Trustees.  The pricing  service may use "matrix"  comparisons  to the prices for comparable  instruments on the basis of quality,  yield, and maturity.  Other special factors may be involved (such as the tax-exempt  status of the interest paid by municipal  securities).  The Manager will monitor the accuracy of the pricing  services.  That monitoring may include  comparing prices used for portfolio  valuation to actual sales prices of selected securities.

         The closing prices in the London foreign  exchange  market on a particular  business day that are provided to the Manager by a bank,  dealer or pricing  service  that the Manager has  determined  to be reliable are used to value  foreign  currency,  including  forward  contracts,  and to  convert  to U.S.  dollars  securities  that  are denominated in foreign currency.

         Puts,  calls,  and futures are valued at the last sale price on the  principal  exchange on which they are traded or on Nasdaq,  as  applicable,  as determined by a pricing  service  approved by the Board of Trustees or by the  Manager.  If there  were no sales  that day,  they  shall be valued  at the last sale  price on the  preceding trading day if it is within the spread of the  closing  "bid" and "asked"  prices on the  principal  exchange or on
Nasdaq on the  valuation  date.  If not, the value shall be the closing bid price on the  principal  exchange or on
Nasdaq on the valuation  date.  If the put,  call or future is not traded on an exchange or on Nasdaq,  it shall be valued by the mean between  "bid" and "asked"  prices  obtained by the Manager from two active  market  makers.  In certain cases that may be at the "bid" price if no "asked" price is available.

         When the Fund  writes an  option,  an amount  equal to the  premium  received  is  included  in the Fund's
Statement of Assets and Liabilities as an asset.  An equivalent  credit is included in the liability  section.  The credit is adjusted  ("marked-to-market")  to reflect the current  market value of the option.  In  determining  the
Fund's gain on  investments,  if a call or put written by the Fund is exercised,  the proceeds are increased by the premium  received.  If a call or put  written  by the  Fund  expires,  the  Fund  has a gain in the  amount  of the premium.  If the Fund  enters  into a  closing  purchase  transaction,  it will have a gain or loss,  depending  on whether the premium  received was more or less than the cost of the closing  transaction.  If the Fund  exercises a put it holds,  the amount the Fund  receives on its sale of the  underlying  investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Reinvestment  Privilege.  Within  six  months  of a  redemption,  a  shareholder  may  reinvest  all or part of the redemption proceeds of:
o        Class A shares  purchased  subject  to an  initial  sales  charge or Class A shares on which a  contingent deferred sales charge was paid, or

o        Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

         The  reinvestment  may be made without sales charge only in Class A shares of the Fund or any of the other
Oppenheimer  funds into which shares of the Fund are  exchangeable as described in "How to Exchange  Shares" below.
Reinvestment  will be at the net asset value next  computed  after the Transfer  Agent  receives  the  reinvestment order.  The  shareholder  must  ask the  Transfer  Agent  for that  privilege  at the  time of  reinvestment.  This privilege  does not  apply to Class C and  Class N shares.  The Fund may  amend,  suspend  or cease  offering  this reinvestment  privilege  at any  time as to  shares  redeemed  after  the  date of such  amendment,  suspension  or cessation.

         Any capital gain that was realized when the shares were  redeemed is taxable,  and  reinvestment  will not alter any  capital  gains tax payable on that gain.  If there has been a capital  loss on the  redemption,  some or all of the loss may not be tax  deductible,  depending  on the  timing and  amount of the  reinvestment.  Under the
Internal  Revenue Code, if the  redemption  proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the  Oppenheimer  funds  within 90 days of  payment  of the sales  charge,  the shareholder's  basis in the shares of the Fund that were  redeemed  may not include the amount of the sales  charge paid. That would reduce the loss or increase the gain recognized  from the  redemption.  However,  in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind".  The Prospectus  states that payment for shares  tendered for redemption is ordinarily  made in cash.  However,  under  certain  circumstances,  the Board of Trustees of the Fund may  determine  that it would be detrimental to the best interests of the remaining  shareholders of the Fund to make payment of a redemption  order wholly  or  partly  in  cash.  In that  case,  the Fund may pay the  redemption  proceeds  in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

         The Fund has elected to be governed by Rule 18f-1 under the  Investment  Company Act. Under that rule, the
Fund is  obligated  to redeem  shares  solely in cash up to the lesser of  $250,000  or 1% of the net assets of the
Fund during any 90-day period for any one  shareholder.  If shares are redeemed in kind, the redeeming  shareholder might incur  brokerage or other costs in selling the securities for cash.  The Fund will value  securities  used to pay  redemptions  in kind using the same method the Fund uses to value its  portfolio  securities  described  above under  "Determination  of Net Asset Values Per Share." That  valuation  will be made as of the time the  redemption price is determined.

Involuntary  Redemptions.  The Fund's Board of Trustees has the right to cause the  involuntary  redemption  of the shares  held in any  account if the  aggregate  net asset  value of those  shares is less than $200 or such  lesser amount as the Board may fix.  The Board will not cause the  involuntary  redemption  of shares in an account if the aggregate  net asset  value of such  shares  has  fallen  below  the  stated  minimum  solely as a result of market fluctuations.  If the Board  exercises this right, it may also fix the  requirements  for any notice to be given to the  shareholders  in  question  (not less than 30 days).  The Board may  alternatively  set  requirements  for the shareholder  to  increase  the  investment,  or set other  terms and  conditions  so that the  shares  would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different  registration  is not an event that  triggers the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent  deferred sales charge of any class at the time of  transfer to the name of another  person or entity.  It does not matter  whether the  transfer occurs by absolute assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares.  When shares subject to a contingent  deferred sales charge are  transferred,  the  transferred shares will remain  subject to the  contingent  deferred  sales charge.  It will be calculated as if the transferee shareholder  had  acquired  the  transferred  shares in the same  manner  and at the same time as the  transferring shareholder.

         If less than all shares  held in an account  are  transferred,  and some but not all shares in the account would be subject to a  contingent  deferred  sales  charge if  redeemed  at the time of  transfer,  the  priorities described  in the  Prospectus  under "How to Buy  Shares"  for the  imposition  of the Class B, Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans.  Requests for distributions from  OppenheimerFunds-sponsored  IRAs,  SEP-IRAs,
SIMPLE IRAs,  403(b)(7)  custodial plans,  401(k) plans or pension or  profit-sharing  plans should be addressed to
"Trustee,  OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares"
in the Prospectus or on the back cover of this Statement of Additional Information.  The request must:
(1)      state the reason for the distribution;
(2)      state the owner's awareness of tax penalties if the distribution is premature; and
(3)      conform to the requirements of the plan and the Fund's other redemption requirements.

         Participants   (other  than  self-employed  plan  sponsors)  in   OppenheimerFunds-sponsored   pension  or
profit-sharing  plans  with  shares  of the Fund  held in the name of the plan or its  fiduciary  may not  directly request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

         Distributions  from  pension  and profit  sharing  plans are  subject to  special  requirements  under the
Internal  Revenue Code and certain  documents  (available  from the Transfer Agent) must be completed and submitted to the Transfer Agent before the  distribution  may be made.  Distributions  from  retirement  plans are subject to withholding  requirements  under the Internal  Revenue Code, and IRS Form W-4P  (available from the Transfer Agent)
must be  submitted  to the  Transfer  Agent with the  distribution  request,  or the  distribution  may be delayed.
Unless the shareholder  has provided the Transfer Agent with a certified tax  identification  number,  the Internal
Revenue Code requires that tax be withheld from any  distribution  even if the  shareholder  elects not to have tax withheld.  The Fund, the Manager,  the Distributor,  and the Transfer Agent assume no  responsibility  to determine whether a distribution  satisfies the  conditions of applicable  tax laws and will not be  responsible  for any tax penalties assessed in connection with a distribution.

Special  Arrangements  for  Repurchase of Shares from Dealers and Brokers.  The  Distributor is the Fund's agent to repurchase  its  shares  from  authorized  dealers or brokers  on behalf of their  customers.  Shareholders  should contact their broker or dealer to arrange this type of redemption.  The repurchase  price per share will be the net asset value next computed after the Distributor  receives an order placed by the dealer or broker.  However, if the
Distributor  receives a repurchase  order from a dealer or broker after the close of The New York Stock Exchange on a regular  business  day,  it will be  processed  at that day's net asset  value if the order was  received  by the dealer or broker from its customers prior to the time the Exchange  closes.  Normally,  the Exchange closes at 4:00
P.M.,  but may do so earlier on some days.  Additionally,  the order must have been  transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

         Ordinarily,  for accounts  redeemed by a broker-dealer  under this procedure,  payment will be made within three business days after the shares have been redeemed upon the Distributor's  receipt of the required  redemption documents  in  proper  form.  The  signature(s)  of the  registered  owners  on the  redemption  documents  must be guaranteed as described in the Prospectus.

Automatic  Withdrawal  and  Exchange  Plans.  Investors  owning  shares  of the Fund  valued  at $5,000 or more can authorize  the  Transfer  Agent to redeem  shares  (having a value of at least  $50)  automatically  on a  monthly, quarterly,  semi-annual  or annual  basis  under an  Automatic  Withdrawal  Plan.  Shares  will be  redeemed  three business days prior to the date  requested by the  shareholder  for receipt of the payment.  Automatic  withdrawals of up to $1,500  per month may be  requested  by  telephone  if  payments  are to be made by check  payable  to all shareholders  of record.  Payments  must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.  Required  minimum  distributions  from  OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

         Payments are normally made by check,  but  shareholders  having  AccountLink  privileges  (see "How To Buy
Shares") may arrange to have Automatic  Withdrawal Plan payments  transferred to the bank account designated on the account  application  or by  signature-guaranteed  instructions  sent to the  Transfer  Agent.  Shares are normally redeemed  pursuant to an Automatic  Withdrawal  Plan three  business days before the payment  transmittal  date you select in the account  application.  If a contingent  deferred sales charge applies to the  redemption,  the amount of the check or payment will be reduced accordingly.

         The Fund cannot  guarantee  receipt of a payment on the date  requested.  The Fund  reserves  the right to amend,  suspend or discontinue  offering these plans at any time without prior notice.  Because of the sales charge assessed on Class A share  purchases,  shareholders  should not make  regular  additional  Class A share  purchases while  participating  in an  Automatic  Withdrawal  Plan.  Class B,  Class C and Class N  shareholders  should  not establish automatic  withdrawal plans,  because of the potential imposition of the contingent deferred sales charge on such  withdrawals  (except where the Class B, Class C or Class N contingent  deferred  sales charge is waived as described in Appendix B to this Statement of Additional Information).

          By  requesting  an  Automatic  Withdrawal  or  Exchange  Plan,  the  shareholder  agrees to the terms and conditions  that apply to such plans,  as stated below.  These  provisions  may be amended from time to time by the
Fund and/or the Distributor.  When adopted, any amendments will automatically apply to existing Plans.

         |X|  Automatic   Exchange   Plans.   Shareholders   can  authorize  the  Transfer   Agent  to  exchange  a
pre-determined  amount  of  shares  of the  Fund  for  shares  (of the  same  class)  of  other  Oppenheimer  funds automatically on a monthly,  quarterly,  semi-annual or annual basis under an Automatic  Exchange Plan. The minimum amount that may be exchanged  to each other fund account is $25.  Effective  November 1, 2002,  the minimum  amount that may be exchanged to each other fund account is $50.  Instructions  should be provided on the  OppenheimerFunds
Application  or  signature-guaranteed   instructions.   Exchanges  made  under  these  plans  are  subject  to  the restrictions  that apply to exchanges as set forth in "How to Exchange  Shares" in the Prospectus and below in this
Statement of Additional Information.

         |X| Automatic  Withdrawal  Plans.  Fund shares will be redeemed as necessary to meet withdrawal  payments.
Shares  acquired  without a sales charge will be redeemed  first.  Shares  acquired with  reinvested  dividends and capital gains  distributions will be redeemed next,  followed by shares acquired with a sales charge, to the extent necessary to make  withdrawal  payments.  Depending  upon the amount  withdrawn,  the  investor's  principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

         The  Transfer  Agent  will  administer  the  investor's   Automatic  Withdrawal  Plan  as  agent  for  the
shareholder(s)  (the  "Planholder") who executed the Plan  authorization and application  submitted to the Transfer
Agent.  Neither the Fund nor the Transfer  Agent shall incur any liability to the  Planholder  for any action taken or not taken by the Transfer  Agent in good faith to administer  the Plan.  Share  certificates  will not be issued for shares of the Fund  purchased for and held under the Plan,  but the Transfer  Agent will credit all such shares to the account of the  Planholder on the records of the Fund.  Any share  certificates  held by a Planholder may be surrendered  unendorsed  to the Transfer  Agent with the Plan  application  so that the shares  represented  by the certificate may be held under the Plan.

         For accounts subject to Automatic  Withdrawal Plans,  distributions of capital gains must be reinvested in shares of the Fund,  which will be done at net asset  value  without a sales  charge.  Dividends  on shares held in the account may be paid in cash or reinvested.

         Shares will be redeemed to make  withdrawal  payments at the net asset value per share  determined  on the redemption  date.  Checks or AccountLink  payments  representing  the proceeds of Plan withdrawals will normally be transmitted  three  business  days prior to the date  selected for receipt of the payment,  according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

         The amount and the interval of  disbursement  payments and the address to which checks are to be mailed or
AccountLink  payments  are to be sent may be changed  at any time by the  Planholder  by  writing  to the  Transfer
Agent.  The  Planholder  should allow at least two weeks' time after  mailing such  notification  for the requested change to be put in effect.  The  Planholder  may, at any time,  instruct the Transfer  Agent by written  notice to redeem  all, or any part of, the shares  held under the Plan.  That  notice  must be in proper  form in  accordance with the  requirements  of the  then-current  Prospectus of the Fund. In that case,  the Transfer Agent will redeem the number of shares  requested  at the net asset value per share in effect and will mail a check for the  proceeds to the Planholder.

         The  Planholder  may  terminate  a Plan at any time by writing to the  Transfer  Agent.  The Fund may also give  directions  to the Transfer  Agent to terminate a Plan.  The Transfer  Agent will also  terminate a Plan upon its  receipt  of  evidence  satisfactory  to it that the  Planholder  has died or is  legally  incapacitated.  Upon termination  of a Plan by the  Transfer  Agent or the  Fund,  shares  that have not been  redeemed  will be held in uncertificated  form  in the  name  of the  Planholder.  The  account  will  continue  as a  dividend-reinvestment, uncertificated  account unless and until proper instructions are received from the Planholder,  his or her executor or guardian, or another authorized person.

         To use shares held under the Plan as  collateral  for a debt,  the  Planholder  may request  issuance of a portion of the shares in  certificated  form.  Upon written  request from the  Planholder,  the Transfer Agent will determine the number of shares for which a  certificate  may be issued  without  causing the  withdrawal  checks to stop.  However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

         If the  Transfer  Agent ceases to act as transfer  agent for the Fund,  the  Planholder  will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

         As stated in the  Prospectus,  shares of a  particular  class of  Oppenheimer  funds  having more than one class of  shares  may be  exchanged  only for  shares  of the same  class of other  Oppenheimer  funds.  Shares  of
Oppenheimer  funds  that have a single  class  without a class  designation  are  deemed  "Class A" shares for this purpose.  You can  obtain a current  list  showing  which  funds  offer  which  classes  of shares by  calling  the
Distributor.

o        All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

         The following funds only offer Class A shares:
         Centennial America Fund, L.P.                             Centennial Tax Exempt Trust
         Centennial California Tax Exempt Trust                    Oppenheimer Concentrated Growth Fund
         Centennial Government Trust                               Oppenheimer Money Market Fund, Inc.
         Centennial Money Market Trust                             Oppenheimer Real Estate Fund
         Centennial New York Tax Exempt Trust                      Oppenheimer Special Value Fund

         The following funds do not offer Class N shares:
         Oppenheimer California Municipal Fund                     Oppenheimer Pennsylvania Municipal Fund
         Oppenheimer Limited Term Municipal Fund                   Oppenheimer Rochester National Municipals
         Oppenheimer Municipal Bond Fund                           Rochester Fund Municipals
         Oppenheimer New Jersey Municipal Fund                     Oppenheimer Senior Floating Rate Fund
         Oppenheimer New York Municipal Fund                       Limited Term New York Municipal Fund

         The following funds do not offer Class Y shares:
         Oppenheimer California Municipal Fund                     Oppenheimer Limited Term Municipal Fund
         Oppenheimer Capital Income Fund                           Oppenheimer New Jersey Municipal Fund
         Oppenheimer Cash Reserves                                 Oppenheimer New York Municipal Fund
         Oppenheimer Champion Income Fund                          Oppenheimer Pennsylvania Municipal Fund
         Oppenheimer Convertible Securities Fund                   Oppenheimer Rochester National Municipals
         Oppenheimer Disciplined Allocation Fund                   Oppenheimer Senior Floating Rate Fund
         Oppenheimer Gold & Special Minerals Fund                  Oppenheimer Small Cap Value Fund
         Oppenheimer International Small Company Fund              Limited Term New York Municipal Fund

o        Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o        Class B,  Class C and  Class N shares  of  Oppenheimer  Cash  Reserves  are  generally  available  only by exchange from the same class of shares of other  Oppenheimer  funds or through  OppenheimerFunds-sponsored
         401(k) plans.
o    Class M shares of Oppenheimer  Convertible  Securities  Fund may be exchanged only for Class A shares of other
         Oppenheimer  funds.  They may not be acquired by exchange of shares of any class of any other  Oppenheimer funds except Class A shares of  Oppenheimer  Money Market Fund or  Oppenheimer  Cash Reserves  acquired by exchange of Class M shares.

o        Class X shares of Limited Term New York  Municipal  Fund may be exchanged only for Class B shares of other
         Oppenheimer funds and no exchanges may be made to Class X shares.
o        Shares of  Oppenheimer  Capital  Preservation  Fund may not be exchanged for shares of  Oppenheimer  Money
     Market Fund, Inc., Oppenheimer Cash Reserves or Oppenheimero       Limited-Term    Government    Fund.    Only

         participants in certain  retirement plans may purchase shares of Oppenheimer  Capital  Preservation  Fund, and only those  participants  may exchange  shares of other  Oppenheimer  funds for shares of  Oppenheimer
         Capital Preservation Fund.
o        Class A shares of  Oppenheimer  Senior  Floating  Rate Fund are not  available  by  exchange  of shares of
         Oppenheimer Money Market Fund or Class A shares of Oppenheimer Cash Reserves.
     Shares of Oppenheimer  Select  Managers  Mercury  Advisors S&P Index Fund and  Oppenheimer  Select Managers QM
         Active  Balanced Fund are only  available to retirement  plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.
     Class A shares of  Oppenheimer  funds may be  exchanged at net asset value for shares of any money market fund offered by the  Distributor.  Shares of any money  market  fund  purchased  without a sales  charge may be exchanged  for shares of  Oppenheimer  funds offered with a sales charge upon payment of the sales charge.
         They may also be used to purchase  shares of Oppenheimer  funds subject to an early  withdrawal  charge or contingent deferred sales charge.
      o           Shares of Oppenheimer  Money Market Fund, Inc.  purchased with the redemption  proceeds of shares of other mutual funds (other than funds managed by the Manager or its  subsidiaries)  redeemed  within the
         30 days prior to that  purchase  may  subsequently  be  exchanged  for shares of other  Oppenheimer  funds without  being  subject to an initial sales charge or  contingent  deferred  sales charge.  To qualify for that  privilege,  the investor or the investor's  dealer must notify the  Distributor  of eligibility  for this  privilege  at the time the  shares  of  Oppenheimer  Money  Market  Fund,  Inc.  are  purchased.  If requested, they must supply proof of entitlement to this privilege.
o        Shares  of the Fund  acquired  by  reinvestment  of  dividends  or  distributions  from  any of the  other
         Oppenheimer  funds or from any unit investment trust for which  reinvestment  arrangements  have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

         The Fund may amend,  suspend or  terminate  the  exchange  privilege  at any time.  Although  the Fund may impose these changes at any time,  it will provide you with notice of those  changes  whenever it is required to do so by  applicable  law. It may be required to provide 60 days' notice prior to materially  amending or  terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

         |X|  How Exchanges  Affect  Contingent  Deferred  Sales  Charges.  No contingent  deferred sales charge is imposed on exchanges of shares of any class  purchased  subject to a contingent  deferred  sales  charge,  with the following exceptions:

                  When Class A shares of any  Oppenheimer  fund  (other  than  Rochester  National  Municipals  and
     Rochester Fund Municipals)  acquired by exchange of Class A shares of any Oppenheimer  fund purchased  subject to a Class A contingent  deferred  sales charge are redeemed  within 18 months  measured from the beginning of the calendar month of the initial  purchase of the exchanged Class A shares,  the Class A contingent  deferred sales charge is imposed on the redeemed shares.

o        When Class A shares of Rochester  National  Municipals and Rochester Fund Municipals  acquired by exchange of Class A shares of any  Oppenheimer  fund  purchased  subject to a Class A contingent  deferred sales charge are  redeemed  within 24  months  of the  beginning  of the  calendar  month of the  initial  purchase  of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o        If any Class A shares of another  Oppenheimer  fund that are exchanged  for Class A shares of  Oppenheimer
     Senior  Floating  Rate  Fund are  subject  to the  Class A  contingent  deferred  sales  charge  of the  other
     Oppenheimer  fund at the time of  exchange,  the holding  period for that Class A  contingent  deferred  sales charge  will  carry  over to the Class A shares of  Oppenheimer  Senior  Floating  Rate Fund  acquired  in the exchange.  The Class A shares of  Oppenheimer  Senior  Floating  Rate Fund  acquired in that  exchange will be subject  to the  Class A Early  Withdrawal  Charge  of  Oppenheimer  Senior  Floating  Rate  Fund if they  are repurchased before the expiration of the holding period.

o        When Class A shares of  Oppenheimer  Cash Reserves and  Oppenheimer  Money Market Fund,  Inc.  acquired by exchange of Class A shares of any Oppenheimer  fund purchased  subject to a Class A contingent  deferred sales charge are redeemed  within the Class A holding period of the fund from which the shares were  exchanged,  the
     Class A contingent  deferred  sales charge of the fund from which the shares were  exchanged is imposed on the redeemed shares.

o        With  respect  to Class B shares,  the Class B  contingent  deferred  sales  charge is  imposed on Class B shares  acquired by exchange if they are redeemed  within six years of the initial  purchase of the  exchanged
     Class B shares.

                  With  respect  to Class C shares,  the Class C  contingent  deferred  sales  charge is imposed on
     Class C shares  acquired  by  exchange if they are  redeemed  within 12 months of the initial  purchase of the exchanged Class C shares.

o        With respect to Class N shares,  a 1% contingent  deferred  sales charge will be imposed if the retirement plan (not  including  IRAs and 403(b)  plans) is  terminated  or Class N shares of all  Oppenheimer  funds are terminated  as an  investment  option of the plan and Class N shares are  redeemed  within 18 months after the plan's first purchase of Class N shares of any  Oppenheimer  fund or with respect to an individual  retirement plan or 403(b)  plan,  Class N shares are redeemed  within 18 months of the plan's  first  purchase of Class N shares of any Oppenheimer fund.

                  When  Class B, Class C or Class N shares  are  redeemed  to effect an  exchange,  the  priorities described  in "How To Buy  Shares" in the  Prospectus  for the  imposition  of the Class B, Class C or Class N contingent  deferred  sales  charge  will be  followed  in  determining  the  order in which  the  shares  are exchanged.  Before exchanging  shares,  shareholders  should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

         Shareholders  owning  shares  of more than one  class  must  specify  which  class of shares  they wish to exchange.

|X|      Limits on Multiple  Exchange  Orders.  The Fund reserves the right to reject telephone or written exchange requests  submitted  in bulk by  anyone  on  behalf of more than one  account.  The Fund may  accept  requests  for exchanges  of up to 50  accounts  per day  from  representatives  of  authorized  dealers  that  qualify  for  this privilege.

|X|      Telephone  Exchange  Requests.  When exchanging  shares by telephone,  a shareholder must have an existing account in the fund to which the exchange is to be made.  Otherwise,  the  investors  must obtain a  prospectus  of that fund before the exchange  request may be submitted.  If all telephone  lines are busy (which might occur,  for example,  during periods of substantial market  fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

|X|      Processing  Exchange  Requests.  Shares to be  exchanged  are  redeemed  on the regular  business  day the
Transfer Agent receives an exchange request in proper form (the "Redemption  Date").  Normally,  shares of the fund to be acquired are purchased on the  Redemption  Date,  but such purchases may be delayed by either fund up to five business  days if it  determines  that it  would  be  disadvantaged  by an  immediate  transfer  of the  redemption proceeds.  The Fund reserves the right, in its  discretion,  to refuse any exchange  request that may  disadvantage
it. For example,  if the receipt of multiple  exchange  requests  from a dealer might  require the  disposition  of portfolio  securities at a time or at a price that might be  disadvantageous  to the Fund,  the Fund may refuse the request.  When you exchange some or all of your shares from one fund to another,  any special  account feature such as an Asset Builder Plan or Automatic  Withdrawal  Plan,  will be switched to the new fund account  unless you tell the Transfer  Agent not to do so.  However,  special  redemption and exchange  features such as Automatic  Exchange
Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

         In  connection  with any  exchange  request,  the number of shares  exchanged  may be less than the number requested if the exchange or the number  requested  would  include  shares  subject to a  restriction  cited in the
Prospectus or this Statement of Additional  Information,  or would include  shares  covered by a share  certificate that is not  tendered  with  the  request.  In  those  cases,  only  the  shares  available  for  exchange  without restriction will be exchanged.

         The different  Oppenheimer  funds available for exchange have different  investment  objectives,  policies and risks.  A  shareholder  should  assure that the fund  selected is  appropriate  for his or her  investment  and should be aware of the tax consequences of an exchange.  For federal income tax purposes,  an exchange  transaction is treated as a  redemption  of shares of one fund and a purchase of shares of another.  "Reinvestment  Privilege,"
above,  discusses some of the tax  consequences  of reinvestment  of redemption  proceeds in such cases.  The Fund, the Distributor,  and the Transfer Agent are unable to provide investment,  tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends  and  Distributions.  The Fund has no fixed  dividend  rate for Class B, Class C and Class N shares,  and the rate can  change for Class A shares.  There can be no  assurance  as to the  payment  of any  dividends  or the realization of any capital  gains.  The dividends and  distributions  paid by a class of shares will vary from time to time depending on market  conditions,  the composition of the Fund's  portfolio,  and expenses borne by the Fund or borne  separately by a class.  Dividends are  calculated in the same manner,  at the same time,  and on the same day for each class of shares.  However,  dividends  on Class B, Class C and Class N shares are expected to be lower than  dividends  on Class A shares.  That is  because  of the effect of the  asset-based  sales  charge on Class B,
Class C and Class N shares.  Those  dividends  will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

         Dividends,  distributions and proceeds of the redemption of Fund shares  represented by checks returned to the Transfer Agent by the Postal Service as  undeliverable  will be invested in shares of Oppenheimer  Money Market
Fund,  Inc.  Reinvestment  will be made as  promptly as  possible  after the return of such checks to the  Transfer
Agent,  to enable the  investor to earn a return on  otherwise  idle funds.  Unclaimed  accounts  may be subject to state  escheatment  laws,  and the  Fund and the  Transfer  Agent  will  not be  liable  to  shareholders  or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's  Dividends,  Distributions  and  Redemptions  of Shares.  The federal tax treatment of the
Fund's dividends and capital gains  distributions is briefly  highlighted in the Prospectus.  The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

         The tax discussion in the  Prospectus and this Statement of Additional  Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional  Information.  Those laws and regulations may be changed by legislative,  judicial, or administrative action,  sometimes with retroactive effect. State and local tax treatment of ordinary  income  dividends and capital gain  dividends from  regulated  investment  companies may differ from the treatment under the Internal  Revenue Code described below.  Potential  purchasers of shares of the
Fund are urged to consult  their tax advisers  with specific  reference to their own tax  circumstances  as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

Qualification  as a  Regulated  Investment  Company.  The Fund has  elected to be taxed as a  regulated  investment company under Subchapter M of the Internal  Revenue Code of 1986, as amended.  As a regulated  investment  company, the Fund is not  subject  to federal  income tax on the  portion of its net  investment  income  (that is,  taxable interest,  dividends,  and other taxable  ordinary  income,  net of expenses) and capital gain net income (that is, the  excess  of  net  long-term  capital  gains  over  net  short-term  capital  losses)  that  it  distributes  to shareholders.  That  qualification  enables the Fund to "pass  through"  its income and realized  capital  gains to shareholders  without  having to pay tax on them.  This avoids a "double  tax" on that  income and  capital  gains, since  shareholders  normally  will be taxed on the  dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

         The Internal  Revenue Code  contains a number of complex  tests  relating to  qualification  that the Fund might not meet in a particular  year. If it did not qualify as a regulated  investment  company,  the Fund would be treated for tax  purposes as an ordinary  corporation  and would  receive no tax  deduction  for  payments  made to shareholders.

         To qualify as a regulated  investment  company,  the Fund must  distribute at least 90% of its  investment company  taxable  income (in brief,  net investment  income and the excess of net short-term  capital gain over net long-term  capital  loss) for the taxable  year.  The Fund must also  satisfy  certain  other  requirements  of the
Internal  Revenue Code, some of which are described  below.  Distributions by the Fund made during the taxable year or,  under  specified  circumstances,  within 12 months  after the close of the taxable  year,  will be  considered distributions  of income  and gains for the  taxable  year and will  therefore  count  toward  satisfaction  of the above-mentioned requirement.

         To qualify as a regulated  investment company,  the Fund must derive at least 90% of its gross income from dividends,  interest,  certain payments with respect to securities loans,  gains from the sale or other disposition of stock or  securities  or foreign  currencies  (to the extent such  currency  gains are  directly  related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

         In  addition  to  satisfying  the   requirements   described   above,  the  Fund  must  satisfy  an  asset
diversification  test in order to qualify  as a  regulated  investment  company.  Under that test,  at the close of each quarter of the Fund's  taxable  year,  at least 50% of the value of the Fund's assets must consist of cash and cash  items  (including  receivables),  U.S.  government  securities,  securities  of  other  regulated  investment companies,  and  securities of other  issuers.  As to each of those  issuers,  the Fund must not have invested more than 5% of the value of the Fund's total assets in  securities  of each such issuer and the Fund must not hold more than 10% of the  outstanding  voting  securities  of each such  issuer.  No more than 25% of the value of its total assets may be invested in the  securities of any one issuer (other than U.S.  government  securities and securities of other regulated investment  companies),  or in two or more issuers which the Fund controls and which are engaged in the same or similar  trades or  businesses.  For  purposes of this test,  obligations  issued or  guaranteed  by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

         |X| Excise Tax on Regulated  Investment  Companies.  Under the Internal  Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable  investment  income earned from January 1 through  December 31 of that year and 98% of its capital  gains  realized in the period from  November 1 of the prior year through  October
31 of the current  year.  If it does not,  the Fund must pay an excise tax on the amounts  not  distributed.  It is presently  anticipated  that  the  Fund  will  meet  those  requirements.  To meet  this  requirement,  in  certain circumstances  the Fund might be required to liquidate  portfolio  investments to make sufficient  distributions to avoid excise tax liability.  However,  the Board of Trustees and the Manager might  determine in a particular  year that it would  be in the best  interests  of  shareholders  for the  Fund  not to make  such  distributions  at the required levels and to pay the excise tax on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

         |X|  Taxation  of  Fund  Distributions.  The  Fund  anticipates  distributing  substantially  all  of  its investment  company taxable income for each taxable year.  Those  distributions  will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

         Special  provisions of the Internal  Revenue Code govern the  eligibility of the Fund's  dividends for the dividends-received  deduction for corporate  shareholders.  Long-term capital gains  distributions are not eligible for the  deduction.  The amount of dividends  paid by the Fund that may qualify for the deduction is limited to the aggregate  amount of qualifying  dividends that the Fund derives from portfolio  investments that the Fund has held for a minimum  period,  usually  46 days.  A  corporate  shareholder  will not be  eligible  for the  deduction  on dividends  paid on Fund  shares  held for 45 days or less.  To the extent the Fund's  dividends  are  derived  from gross income from option  premiums,  interest  income or short-term  gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

         The Fund may either  retain or  distribute  to  shareholders  its net capital gain for each taxable  year.
The Fund  currently  intends to distribute  any such amounts.  If net long term capital gains are  distributed  and designated  as a capital gain  distribution,  it will be taxable to  shareholders  as a long-term  capital gain and will be properly  identified in reports sent to  shareholders in January of each year. Such treatment will apply no matter how long the  shareholder  has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

         If the Fund  elects to retain  its net  capital  gain,  the Fund will be  subject  to tax on it at the 35%
corporate  tax rate. If the Fund elects to retain its net capital gain,  the Fund will provide to  shareholders  of record on the last day of its taxable  year  information  regarding  their pro rata share of the gain and tax paid.
As a result,  each  shareholder  will be  required  to report  his or her pro rata  share of such gain on their tax return as long-term  capital gain,  will receive a refundable  tax credit for his/her pro rata share of tax paid by the Fund on the gain,  and will  increase  the tax  basis for  his/her  shares  by an  amount  equal to the  deemed distribution less the tax credit.

         Investment  income that may be received by the Fund from sources within  foreign  countries may be subject to foreign  taxes  withheld at the  source.  The United  States has entered  into tax  treaties  with many  foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

         Distributions by the Fund that do not constitute  ordinary income dividends or capital gain  distributions will be treated as a return of capital to the extent of the  shareholder's  tax basis in their  shares.  Any excess will be treated as gain from the sale of those shares,  as discussed below.  Shareholders  will be advised annually as to the U.S.  federal income tax  consequences of  distributions  made (or deemed made) during the year. If prior distributions  made by the Fund must be  re-characterized  as a  non-taxable  return of  capital  at the end of the fiscal  year as a result of the  effect of the  Fund's  investment  policies,  they will be  identified  as such in notices sent to shareholders.

         Distributions  by the Fund will be  treated in the  manner  described  above  regardless  of  whether  the distributions  are paid in cash or reinvested in additional  shares of the Fund (or of another fund).  Shareholders receiving a  distribution  in the form of  additional  shares will be treated as  receiving  a  distribution  in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         The Fund will be required in certain cases to withhold 30% (29% for payments  after  December 31, 2003) of ordinary income dividends,  capital gains  distributions and the proceeds of the redemption of shares,  paid to any shareholder  (1) who has failed to provide a correct  taxpayer  identification  number or to properly  certify that
                                             -------
number when  required,  (2) who is subject to backup  withholding  for failure to report the receipt of interest or dividend  income  properly,  or (3) who has failed to certify to the Fund that the  shareholder  is not  subject to backup  withholding or is an "exempt  recipient"  (such as a  corporation).  All income and any tax withheld by the
Fund is remitted by the Fund to the U.S.  Treasury and is identified in reports mailed to  shareholders  in January of each year.

         |X| Tax Effects of Redemptions  of Shares.  If a shareholder  redeems all or a portion of his/her  shares,
                                                                                               -
the shareholder  will recognize a gain or loss on the redeemed shares in an amount equal to the difference  between the proceeds of the redeemed  shares and the  shareholder's  adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the  shareholder  purchases other shares of the Fund within
30 days before or after the redemption.

         In  general,  any gain or loss  arising  from the  redemption  of shares  of the Fund  will be  considered capital gain or loss,  if the shares were held as a capital  asset.  It will be  long-term  capital gain or loss if the shares were held for more than one year.  However,  any capital  loss  arising  from the  redemption  of shares held for six  months or less will be  treated as a  long-term  capital  loss to the extent of the amount of capital gain dividends  received on those shares.  Special  holding  period rules under the Internal  Revenue Code apply in this case to determine the holding  period of shares and there are limits on the  deductibility  of capital  losses in any year.

         |X| Foreign  Shareholders.  Under U.S.  tax law,  taxation of a  shareholder  who is a foreign  person (to include,  but not  limited to, a  nonresident  alien  individual,  a foreign  trust,  a foreign  estate,  a foreign corporation,  or a foreign  partnership)  primarily depends on whether the foreign person's income from the Fund is effectively  connected  with the conduct of a U.S. trade or business.  Typically,  ordinary  income  dividends paid from a mutual fund are not considered "effectively connected" income.

         Ordinary income  dividends that are paid by the Fund (and are deemed not "effectively  connected  income")
to foreign  persons will be subject to a U.S. tax withheld by the Fund at a rate of 30%,  provided the Fund obtains a  properly  completed  and  signed  Certificate  of Foreign  Status.  The tax rate may be  reduced if the  foreign person's  country of residence  has a tax treaty with the U.S.  allowing for a reduced tax rate on ordinary  income dividends  paid by the Fund.  All  income  and any tax  withheld  by the Fund is  remitted  by the Fund to the U.S.
Treasury and is identified in reports mailed to shareholders in March of each year.

         If the  ordinary  income  dividends  from the Fund are  effectively  connected  with the conduct of a U.S.
                                                            ---
trade or business,  then the foreign person may claim an exemption  from the U.S. tax described  above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.

         If the  foreign  person  fails to provide a  certification  of his/her  foreign  status,  the Fund will be required to withhold  U.S. tax at a rate of 30% (29% for  payments  after  December  31,  2003) on ordinary  income dividends,  capital gains  distributions and the proceeds of the redemption of shares,  paid to any foreign person.
All income and any tax withheld (in this  situation)  by the Fund is remitted by the Fund to the U.S.  Treasury and is identified in reports mailed to shareholders in January of each year.

         The tax  consequences  to foreign  persons  entitled to claim the benefits of an applicable tax treaty may be different  from those  described  herein.  Foreign  shareholders  are urged to consult their own tax advisors or the U.S.  Internal  Revenue Service with respect to the particular tax consequences to them of an investment in the
Fund, including the applicability of the U.S. withholding taxes described above.

Dividend  Reinvestment  in Another  Fund.  Shareholders  of the Fund may elect to  reinvest  all  dividends  and/or capital  gains  distributions  in shares of the same  class of any of the other  Oppenheimer  funds  listed  above.
Reinvestment  will be made  without  sales  charge  at the net  asset  value  per  share in  effect at the close of business on the payable date of the dividend or  distribution.  To elect this option,  the shareholder  must notify the Transfer Agent in writing and must have an existing  account in the fund selected for  reinvestment.  Otherwise the shareholder  first must obtain a prospectus for that fund and an application  from the Distributor to establish an account.  Dividends and/or  distributions from shares of certain other Oppenheimer funds (other than Oppenheimer
Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through dealers,  brokers and other financial  institutions  that have a sales  agreement  with  OppenheimerFunds  Distributor,  Inc., a subsidiary of the Manager that acts as the Fund's
Distributor.  The Distributor also distributes  shares of the other  Oppenheimer funds and is  sub-distributor  for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services,  the Fund's  Transfer  Agent, is a division of the Manager.  It is responsible for maintaining the Fund's  shareholder  registry and shareholder  accounting  records,  and for paying dividends and distributions to shareholders.  It also handles shareholder  servicing and administrative  functions.
It serves as the Transfer  Agent for an annual per account  fee. It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The  Custodian  Bank.  JP Morgan Chase Bank becomes the custodian of the Fund's assets on or about October 26, 2002
(prior to which the custodian was Bank of New York).  The custodian's  responsibilities  include  safeguarding  and controlling  the Fund's  portfolio  securities  and handling the delivery of such  securities to and from the Fund.
It  will  be the  practice  of the  Fund to deal  with  the  custodian  in a  manner  uninfluenced  by any  banking relationship  the  custodian  may have with the  Manager and its  affiliates.  The Fund's  cash  balances  with the custodian in excess of $100,000  are not  protected  by federal  deposit  insurance.  Those  uninsured  balances at times may be substantial.

Independent  Auditors.  KPMG  LLP is the  independent  auditors  of the  Fund.  They  audit  the  Fund's  financial statements  and perform  other related  audit  services.  They also act as auditors for certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
 THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
 OPPENHEIMER DEVELOPING MARKETS FUND:

 We have audited the accompanying statement of assets and liabilities of
 Oppenheimer Developing Markets Fund, including the statement of investments, as of August 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
 We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
 Oppenheimer Developing Markets Fund as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

  /s/ KPMG LLP

 KPMG LLP

 Denver, Colorado
 September 23, 2002

STATEMENT OF INVESTMENTS  AUGUST 31, 2002

                                                         MARKET VALUE
                                              SHARES       SEE NOTE 1
------------------------------------------------------------------------
 COMMON STOCKS--94.1%
------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--22.3%
------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--3.9%
 Danubius Hotel & Spa Rt                     197,775     $  2,849,385
------------------------------------------------------------------------
 Hongkong & Shanghai
 Hotels Ltd. (The)                        11,850,000        4,899,519
------------------------------------------------------------------------
 Intralot SA                                 247,000        4,384,415
------------------------------------------------------------------------
 Jollibee Foods Corp.                     20,300,404        5,286,054
                                                         ---------------
                                                           17,419,373

------------------------------------------------------------------------
 HOUSEHOLD DURABLES--2.5%
 Corporacion GEO SA
 de CV, Series B(1,2)                      5,218,000       11,207,787
------------------------------------------------------------------------
 INTERNET & CATALOG RETAIL--3.7%
 LG Home Shopping, Inc.                      156,281       16,837,963
------------------------------------------------------------------------
 MEDIA--10.4%
 Greek Organization of
 Football Prognostics                        391,000        3,995,588
------------------------------------------------------------------------
 Grupo Televisa SA,
 Sponsored GDR(1)                            455,000       14,441,700
------------------------------------------------------------------------
 Hurriyet Gazetecilik
 ve Matbaacilik AS                       755,000,000        1,850,490
------------------------------------------------------------------------
 Shaw Brothers Ltd.
 (Hong Kong)(3)                            5,000,000        3,878,205
------------------------------------------------------------------------
 Singapore Press
 Holdings Ltd.                               718,000        8,042,060
------------------------------------------------------------------------
 Television Broadcasts Ltd.                1,940,000        6,280,128
------------------------------------------------------------------------
 Zee Telefilms Ltd.                        3,537,600        8,075,829
                                                         ---------------
                                                           46,564,000

------------------------------------------------------------------------
 MULTILINE RETAIL--1.0%
 Lojas Americanas SA,
 Preference                            2,122,357,600        4,337,053
------------------------------------------------------------------------
 SPECIALTY RETAIL--0.8%
 Courts (Singapore) Ltd.(2)               10,877,000        3,791,628
------------------------------------------------------------------------
 CONSUMER STAPLES--11.9%
------------------------------------------------------------------------
 BEVERAGES--3.3%
 Companhia de Bebidas
 das Americas, ADR                           400,000        5,600,000
------------------------------------------------------------------------
 Kingfisher Properties
 & Holdings Ltd.(3)                        1,953,227        5,000,938
------------------------------------------------------------------------
 Serm Suk Public Co. Ltd.                    858,200        4,475,089
------------------------------------------------------------------------
 United Breweries Ltd.(1)                    781,290               --
                                                         ---------------
                                                           15,076,027

                                                         MARKET VALUE
                                              SHARES       SEE NOTE 1
------------------------------------------------------------------------
 FOOD & DRUG RETAILING--4.3%
 Dairy Farm International
 Holdings Ltd.(1)                          6,884,500     $  5,851,825
------------------------------------------------------------------------
 Jeronimo Martins & Filho
 SA(1)                                       530,000        3,581,222
------------------------------------------------------------------------
 President Chain
 Store Corp.                               4,612,000        7,609,228
------------------------------------------------------------------------
 PT Hero Supermarket
 Tbk(1,2)                                 13,531,400        2,215,757
                                                         ---------------
                                                           19,258,032

------------------------------------------------------------------------
 FOOD PRODUCTS--0.9%
 Sadia SA, Preference                     11,370,000        3,972,380
------------------------------------------------------------------------
 TOBACCO--3.4%
 Eastern Tobacco Co.(3)                      417,000        4,050,728
------------------------------------------------------------------------
 ITC Ltd.                                    775,000       11,184,496
                                                         ---------------
                                                           15,235,224

------------------------------------------------------------------------
 ENERGY--4.7%
------------------------------------------------------------------------
 OIL & GAS--4.7%
 Bharat Petroleum
 Corp. Ltd.                                2,669,920       15,134,321
------------------------------------------------------------------------
 SK Corp.                                    440,600        6,048,421
                                                         ---------------
                                                           21,182,742

------------------------------------------------------------------------
 FINANCIALS--22.0%
------------------------------------------------------------------------
 BANKS--9.1%
 Commercial International
 Bank, Sponsored GDR(4)                      900,000        5,383,530
------------------------------------------------------------------------
 Grupo Financiero
 Banorte SA de CV(1)                       5,000,000       12,123,661
------------------------------------------------------------------------
 Grupo Financiero
 Inbursa SA de CV(1)                       8,670,000        8,365,175
------------------------------------------------------------------------
 ICICI Bank Ltd.,
 Sponsored ADR                             1,891,225       12,538,822
------------------------------------------------------------------------
 Uniao de Bancos
 Brasileiros SA (Unibanco),
 Sponsored ADR                               197,000        2,507,810
                                                         ------------
                                                           40,918,998

------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS--6.8%
 Haci Omer Sabanci
 Holding AS, ADR(3)                        6,601,200        4,422,804
------------------------------------------------------------------------
 Hong Kong Exchanges
 & Clearing Ltd.                           2,460,000        3,248,462
------------------------------------------------------------------------
 Housing Development
 Finance Corp. Ltd.                        1,051,000       12,713,045

                   11 | OPPENHEIMER DEVELOPING MARKETS FUND
                      |

STATEMENT OF INVESTMENTS  Continued

                                                         MARKET VALUE
                                              SHARES       SEE NOTE 1
------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS Continued
 Kiatnakin Finance Public
 Co. Ltd.                                  2,619,620     $  2,142,140
------------------------------------------------------------------------
 Kotak Mahindra
 Finance Ltd.                              1,400,000        4,622,859
------------------------------------------------------------------------
 Tisco Finance Public
 Co. Ltd.(1)                               5,836,680        3,347,894
                                                         ---------------
                                                           30,497,204

------------------------------------------------------------------------
 INSURANCE--4.2%
 Aksigorta AS                          1,898,000,000        5,407,904
------------------------------------------------------------------------
 Fubon Financial Holding
 Co. Ltd.                                    835,000        7,849,000
------------------------------------------------------------------------
 Sanlam Ltd.                               7,100,000        5,552,205
                                                         ---------------
                                                           18,809,109

------------------------------------------------------------------------
 REAL ESTATE--1.9%
 Brazil Realty SA
 Empreendimentos e
 Participacoes(2,3)                           28,000           22,149
------------------------------------------------------------------------
 Brazil Realty SA, GDR(2,4)                  435,720        3,368,116
------------------------------------------------------------------------
 G. Accion SA de CV,
 Series B(1,3)                             5,457,000        2,701,485
------------------------------------------------------------------------
 Madinet Nasr for Housing
 & Development Co.(2,3)                      539,032        2,364,410
                                                         ---------------
                                                            8,456,160

------------------------------------------------------------------------
 HEALTH CARE--7.0%
------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--0.8%
 Grupo Casa Saba SA de
 CV, Sponsored ADR(1)                        458,000        3,673,160
------------------------------------------------------------------------
 PHARMACEUTICALS--6.2%
 Dr. Reddy's
 Laboratories Ltd.                           421,000        7,784,635
------------------------------------------------------------------------
 Dr. Reddy's Laboratories
 Ltd., Sponsored ADR                         150,000        2,683,500
------------------------------------------------------------------------
 Pliva d.d., GDR(4)                          920,000       11,776,000
------------------------------------------------------------------------
 Sun Pharmaceutical
 Industries Ltd.                             430,628        5,260,023
                                                         ---------------
                                                           27,504,158

------------------------------------------------------------------------
 INDUSTRIALS--8.5%
------------------------------------------------------------------------
 AEROSPACE & DEFENSE--4.7%
 Empresa Brasileira de
 Aeronautica SA
 (Embraer), Preference                     4,835,000       21,194,957

------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--0.5%
 Amdocs Ltd.(1)                              300,000        2,307,000

                                                         MARKET VALUE
                                              SHARES       SEE NOTE 1
------------------------------------------------------------------------
 MACHINERY--3.3%
 Hyundai Heavy
 Industries Co. Ltd.(1)                    828,000       $ 14,604,268
------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--5.1%
------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--0.9%
 Hon Hai Precision
 Industry Co. Ltd.                         1,038,500        3,942,327
------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--3.2%
 Lite-On Electronics, Inc.                 6,313,000        6,083,486
------------------------------------------------------------------------
 Synnex Technology
 International Corp.                       6,500,000        8,560,374
                                                         ---------------
                                                           14,643,860

------------------------------------------------------------------------
 IT CONSULTING & SERVICES--1.0%
 NIIT Ltd.                                 1,475,000        4,389,700
------------------------------------------------------------------------
 MATERIALS--4.2%
------------------------------------------------------------------------
 CHEMICALS--1.8%
 Asian Paints Ltd. (India)                 1,125,000        7,898,442
------------------------------------------------------------------------
 METALS & MINING--2.4%
 Antofagasta plc                             588,000        4,957,196
------------------------------------------------------------------------
 PT Aneka Tambang Tbk(2)                  99,100,000        5,875,494
                                                         ---------------
                                                           10,832,690

------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--2.3%
------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--2.3%
 Portugal Telecom SA                         327,700        2,117,864
------------------------------------------------------------------------
 Portugal Telecom SA,
 Sponsored ADR                               565,000        3,666,850
------------------------------------------------------------------------
 Tele Norte Leste
 Participacoes SA
 (Telemar)                               513,344,345        3,451,623
------------------------------------------------------------------------
 Tele Norte Leste
 Participacoes SA
 (Telemar), Preference                     5,670,000           49,337
------------------------------------------------------------------------
 Videsh Sanchar
 Nigam Ltd.                                   87,924          224,753
------------------------------------------------------------------------
 Videsh Sanchar
 Nigam Ltd.,
 Sponsored ADR                               184,161          977,895
                                                         ---------------
                                                           10,488,322

------------------------------------------------------------------------
 UTILITIES--6.1%
------------------------------------------------------------------------
 ELECTRIC UTILITIES--5.2%
 Companhia Energetica
 de Minas Gerais,
 Preference                              469,669,654        4,317,431

                   12 | OPPENHEIMER DEVELOPING MARKETS FUND
                      |

                                                         MARKET VALUE
                                              SHARES       SEE NOTE 1
------------------------------------------------------------------------
 ELECTRIC UTILITIES Continued
 Companhia Paranaense
 Energia, Sponsored
 ADR, B Shares, Preference                   690,000     $  2,380,500
------------------------------------------------------------------------
 PKL Corp.(1)                                141,983        5,256,661
------------------------------------------------------------------------
 Solidere, GDR(1,3)                        1,984,000        9,176,000
------------------------------------------------------------------------
 Telemar Norte Leste
 SA, Preference                          149,680,154        2,308,844
                                                         ---------------
                                                           23,439,436

------------------------------------------------------------------------
 WATER UTILITIES--0.9%
 Companhia de
 Saneamento Basico
 do Estado de Sao Paulo(1)                64,600,000        1,809,822
------------------------------------------------------------------------
 Companhia de
 Saneamento Basico
 do Estado de Sao
 Paulo, ADR(1)                               340,000        2,295,000
                                                         ---------------
                                                            4,104,822
                                                         ---------------
 Total Common Stocks
 (Cost $440,104,397)                                      422,586,822

                                           PRINCIPAL
                                              AMOUNT
------------------------------------------------------------------------
 NON-CONVERTIBLE CORPORATE BONDS AND NOTES--0.1%
------------------------------------------------------------------------
 Impsat Fiber Networks, Inc.,
 13.75% Sr. Nts., 2/15/05(1,3,5)
 (Cost $6,153,750)                       $ 9,000,000          225,000

                                           PRINCIPAL     MARKET VALUE
                                              AMOUNT       SEE NOTE 1
------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--5.9%
------------------------------------------------------------------------
 Undivided interest of 10.98% in joint repurchase
 agreement with Banc One Capital Markets, Inc.,
 1.81%, dated 8/30/02, to be repurchased at
 $242,589,778 on 9/3/02, collateralized by U.S.
 Treasury Nts., 5.50%-5.625%, 12/31/02-1/31/03,
 with a value of $71,157,250 and U.S.
 Treasury Bills, 12/26/02, with a value
 of $176,412,766
 (Cost $26,630,000)                      $26,630,000     $ 26,630,000

------------------------------------------------------------------------
 TOTAL INVESTMENTS,
 AT VALUE
 (COST $472,888,147)                           100.1%     449,441,822
------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF
 OTHER ASSETS                                   (0.1)        (568,910)
                                         -------------------------------
 NET ASSETS                                    100.0%    $448,872,912
                                         ===============================

                   13 | OPPENHEIMER DEVELOPING MARKETS FUND
                      |

STATEMENT OF INVESTMENTS  Continued

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.
2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the
Investment Company Act of 1940, at or during the period ended August 31, 2002.
The aggregate fair value of securities of affiliated companies held by the Fund as of August 31, 2002 amounts to $28,845,341. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                                                 UNREALIZED
                                     SHARES            GROSS        GROSS             SHARES   APPRECIATION      DIVIDEND
                            AUGUST 31, 2001        ADDITIONS   REDUCTIONS    AUGUST 31, 2002 (DEPRECIATION)        INCOME
--------------------------------------------------------------------------------------------------------------------------

STOCKS AND/OR WARRANTS
Brazil Realty SA
Empreendimentos
e Participacoes                          --           28,000           --             28,000    $    (4,674)   $       --
Brazil Realty SA, GDR               415,020           20,700           --            435,720     (2,695,602)      452,953
Corporacion GEO SA de
CV, Series B                      3,218,000        2,000,000           --          5,218,000      1,544,876            --
Courts (Singapore) Ltd.           8,705,000        2,172,000           --         10,877,000       (451,059)       84,451
Madinet Nasr for Housing
& Development Co.                   404,032          135,000           --            539,032     (1,290,433)      189,531
PT Aneka Tambang Tbk             40,450,000       58,650,000           --         99,100,000       (159,608)      684,783
PT Hero Supermarket Tbk           7,516,000        6,015,400           --         13,531,400        748,087            --
                                                                                                               ----------
                                                                                                               $1,411,718
                                                                                                               ==========

3. Identifies issues considered to be illiquid--See Note 6 of Notes to Financial
Statements.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $20,527,646 or 4.57% of the Fund's net assets as of August 31, 2002.
5. Issuer is in default.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC DIVERSIFICATION, AS A
PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 GEOGRAPHIC DIVERSIFICATION   MARKET VALUE       PERCENT
--------------------------------------------------------
 India                        $ 98,489,258         21.9%
 Brazil                         57,615,022         12.8
 Mexico                         52,512,968         11.7
 Korea, Republic of South       42,747,313          9.5
 Taiwan                         34,044,415          7.6
 United States                  29,162,000          6.5
 Hong Kong                      18,306,314          4.1
 Singapore                      17,685,513          3.9
 Egypt                          11,798,668          2.6
 Croatia                        11,776,000          2.6
 Turkey                         11,681,198          2.6
 Thailand                        9,965,123          2.2
 Portugal                        9,365,936          2.1
 Lebanon                         9,176,000          2.1
 Greece                          8,380,003          1.9
 Indonesia                       8,091,251          1.8
 South Africa                    5,552,205          1.2
 Philippines                     5,286,054          1.2
 Great Britain                   4,957,196          1.1
 Hungary                         2,849,385          0.6
                              -------------------------
 TOTAL                        $449,441,822        100.0%
                              =========================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    14 | OPPENHEIMER DEVELOPING MARKETS FUND
                       |

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2002

------------------------------------------------------------------------
  ASSETS
------------------------------------------------------------------------
  Investments, at value -- see accompanying statement:
  Unaffiliated companies (cost $441,734,393)             $420,596,481
  Affiliated companies (cost $31,153,754)                  28,845,341
                                                         ---------------
                                                          449,441,822
------------------------------------------------------------------------
  Cash                                                        148,135
------------------------------------------------------------------------
  Cash--foreign currencies (cost $1,152,013)                1,174,048
------------------------------------------------------------------------
  Receivables and other assets:
  Shares of beneficial interest sold                        2,432,543
  Interest and dividends                                    1,982,772
  Other                                                       306,524
                                                         ---------------
  Total assets                                            455,485,844

------------------------------------------------------------------------
  LIABILITIES
------------------------------------------------------------------------
  Payables and other liabilities:
  Shares of beneficial interest redeemed                    3,308,250
  Investments purchased                                     2,370,195
  Foreign capital gains taxes                                 307,426
  Transfer and shareholder servicing agent fees               205,309
  Distribution and service plan fees                          181,629
  Shareholder reports                                          98,978
  Trustees' compensation                                       35,783
  Other                                                       105,362
                                                         ---------------
  Total liabilities                                         6,612,932

------------------------------------------------------------------------
  NET ASSETS                                             $448,872,912
                                                         ===============

------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
------------------------------------------------------------------------
 Paid-in capital                                         $491,173,649
------------------------------------------------------------------------
 Undistributed net investment income                          986,368
------------------------------------------------------------------------
 Accumulated net realized loss on investments
 and foreign currency transactions                        (19,498,629)
------------------------------------------------------------------------
 Net unrealized depreciation on investments and
 translation of assets and liabilities
 denominated in foreign currencies                        (23,788,476)
                                                         ---------------

NET ASSETS                                               $448,872,912
                                                         ===============

                    15 | OPPENHEIMER DEVELOPING MARKETS FUND
                       |

STATEMENT OF ASSETS AND LIABILITIES  Continued

---------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of

$337,405,051 and 25,131,230 shares of beneficial interest outstanding)                 $13.43
Maximum offering price per share (net asset value plus sales charge of 5.75% of
offering price)                                                                        $14.25
---------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $63,004,735
and 4,731,703 shares of beneficial interest outstanding)                               $13.32
---------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $46,722,082
and 3,525,215 shares of beneficial interest outstanding)                               $13.25
---------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,741,044
and 130,316 shares of beneficial interest outstanding)                                 $13.36

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    16 | OPPENHEIMER DEVELOPING MARKETS FUND
                       |

STATEMENT OF OPERATIONS  For the Year Ended August 31, 2002

-----------------------------------------------------------------------------------------------------
 INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------

 Dividends:
 Unaffiliated companies (net of foreign withholding taxes of $510,474)                $ 11,111,529
 Affiliated companies (net of foreign withholding taxes of $145,545)                     1,411,718
-----------------------------------------------------------------------------------------------------
 Interest                                                                                  230,084
                                                                                      ---------------
 Total investment income                                                                12,753,331

-----------------------------------------------------------------------------------------------------
 EXPENSES
-----------------------------------------------------------------------------------------------------
 Management fees                                                                         3,406,473
-----------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                   617,173
 Class B                                                                                   546,954
 Class C                                                                                   332,624
 Class N                                                                                     3,409
-----------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                                 1,059,147
 Class B                                                                                   227,410
 Class C                                                                                   137,560
 Class N                                                                                     2,632
-----------------------------------------------------------------------------------------------------
 Shareholder reports                                                                       253,382
-----------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                               235,416
-----------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                     14,834
-----------------------------------------------------------------------------------------------------
 Other                                                                                     126,187
                                                                                      ---------------
 Total expenses                                                                          6,963,201
 Less reduction to custodian expenses                                                      (12,171)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees -- Classes A, B, C and N                                            (112,849)
                                                                                      ------------
 Net expenses                                                                             6,838,181

-----------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                                   5,915,150

-----------------------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------------------
 Net realized loss on:
 Investments (net of foreign capital gains tax of $70,488)                              (7,340,515)
 Foreign currency transactions                                                          (2,741,797)
                                                                                      ---------------
 Net realized loss                                                                     (10,082,312)
-----------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments (net of foreign capital gains tax of $307,426)                              9,003,815
 Translation of assets and liabilities denominated in foreign currencies                (5,193,430)
                                                                                      ---------------
 Net change                                                                              3,810,385
                                                                                      ---------------
 Net realized and unrealized loss                                                       (6,271,927)

-----------------------------------------------------------------------------------------------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $   (356,777)
                                                                                      ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   17 | OPPENHEIMER DEVELOPING MARKETS FUND
                      |

STATEMENTS OF CHANGES IN NET ASSETS

 YEAR ENDED AUGUST 31,                                                                   2002                 2001
---------------------------------------------------------------------------------------------------------------------

 OPERATIONS
---------------------------------------------------------------------------------------------------------------------
 Net investment income                                                            $  5,915,150        $  3,319,915
---------------------------------------------------------------------------------------------------------------------
 Net realized loss                                                                 (10,082,312)         (7,927,919)
---------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                                3,810,385         (44,727,538)
                                                                                  -----------------------------------
 Net decrease in net assets resulting from operations                                 (356,777)        (49,335,542)

---------------------------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                                            (2,829,231)         (1,618,586)
 Class B                                                                              (317,608)           (249,376)
 Class C                                                                              (190,847)           (121,084)
 Class N                                                                                (1,342)                 --
---------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                                                    --          (3,249,587)
 Class B                                                                                    --          (1,224,142)
 Class C                                                                                    --            (452,374)
 Class N                                                                                    --                  --

---------------------------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from beneficial interest transactions:
 Class A                                                                           173,089,553          91,763,302
 Class B                                                                            17,214,907           9,928,553
 Class C                                                                            26,983,183           9,341,474
 Class N                                                                             1,769,282              84,379

---------------------------------------------------------------------------------------------------------------------
 NET ASSETS
---------------------------------------------------------------------------------------------------------------------
 Total increase                                                                    215,361,120          54,867,017
---------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                               233,511,792         178,644,775
                                                                                  -----------------------------------
 End of period [including undistributed net investment
 income of $986,368 and $919,000, respectively]                                   $448,872,912        $233,511,792
                                                                                  ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    18 | OPPENHEIMER DEVELOPING MARKETS FUND
                       |

FINANCIAL HIGHLIGHTS

 CLASS A   YEAR ENDED AUGUST 31,                        2002             2001             2000            1999            1998
----------------------------------------------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                 $12.93           $16.85           $11.40          $ 7.76          $12.82
----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                   .25              .21              .20             .10             .11
 Net realized and unrealized gain (loss)                 .45            (3.54)            5.37            3.71           (4.62)
                                                      ----------------------------------------------------------------------------
 Total from investment operations                        .70            (3.33)            5.57            3.81           (4.51)
----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   (.20)            (.20)            (.12)           (.10)           (.09)
 Distributions from net realized gain                     --             (.39)              --            (.07)           (.46)
                                                      ----------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        (.20)            (.59)            (.12)           (.17)           (.55)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $13.43           $12.93           $16.85          $11.40          $ 7.76
                                                      ============================================================================

----------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(1)                    5.44%          (20.08)%          49.12%          49.92%         (36.33)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)           $337,405         $167,178         $114,137         $40,046         $23,663
----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $257,746         $153,027         $ 77,848         $29,183         $35,864
----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                  1.91%            1.76%            1.56%           1.11%           0.87%
 Expenses                                               1.81%            1.69%            1.96%           2.36%           2.18%(3)
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver of
 transfer agent fees                                    1.77%            1.69%            1.96%           2.36%           2.18%
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  10%              16%              22%             37%             78%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    19 | OPPENHEIMER DEVELOPING MARKETS FUND
                       |

FINANCIAL HIGHLIGHTS  Continued

 CLASS B     YEAR ENDED AUGUST 31,                      2002             2001             2000            1999            1998
----------------------------------------------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                 $12.82           $16.70          $11.30           $ 7.69          $12.73
----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                   .15              .12              .11             .04             .01
 Net realized and unrealized gain (loss)                 .44            (3.53)            5.33            3.68           (4.57)
                                                      ----------------------------------------------------------------------------
 Total from investment operations                        .59            (3.41)            5.44            3.72           (4.56)
----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   (.09)            (.08)            (.04)           (.04)           (.02)
 Distributions from net realized gain                     --             (.39)              --            (.07)           (.46)
                                                      ----------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        (.09)            (.47)            (.04)           (.11)           (.48)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $13.32           $12.82           $16.70          $11.30          $ 7.69
                                                      ============================================================================

----------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(1)                    4.61%          (20.67)%          48.20%          48.81%         (36.85)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)            $63,005          $45,393          $48,146         $21,028         $12,788
----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                   $54,744          $48,135          $37,333         $16,430         $18,673
----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                  1.14%            0.92%            0.78%           0.37%           0.07%
 Expenses                                               2.58%            2.46%            2.72%           3.10%           2.95%(3)
 Expenses, net of reduction to
 custodian expenses and/or
 voluntary waiver of transfer agent fees                2.54%            2.46%            2.72%           3.10%           2.95%
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  10%              16%              22%             37%             78%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   20 | OPPENHEIMER DEVELOPING MARKETS FUND
                      |

CLASS C   YEAR ENDED AUGUST 31,                         2002             2001             2000            1999            1998
----------------------------------------------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                 $12.78           $16.68           $11.31          $ 7.68          $12.74
----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                   .17              .12              .09             .04             .02
 Net realized and unrealized gain (loss)                 .41            (3.52)            5.32            3.69           (4.58)
                                                      ----------------------------------------------------------------------------
 Total from investment operations                        .58            (3.40)            5.41            3.73           (4.56)
----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   (.11)            (.11)            (.04)           (.03)           (.04)
 Distributions from net realized gain                     --             (.39)              --            (.07)           (.46)
                                                      ----------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        (.11)            (.50)            (.04)           (.10)           (.50)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $13.25           $12.78           $16.68          $11.31          $ 7.68
                                                      ============================================================================

----------------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN, AT NET ASSET VALUE(1)                   4.54%          (20.68)%          47.93%          48.98%         (36.88)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)           $46,722          $20,864          $16,363          $5,064          $3,061
----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $33,334          $19,646          $10,230          $4,022          $4,206
----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                  1.15%            0.94%            0.82%           0.41%           0.24%
 Expenses                                               2.57%            2.46%            2.71%           3.08%           2.95%(3)
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver
 of transfer agent fees                                 2.53%            2.46%            2.71%           3.08%           2.95%
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  10%              16%              22%             37%             78%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. sales charges are not reflected in the total returns. total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    21 | OPPENHEIMER DEVELOPING MARKETS FUND
                       |

FINANCIAL HIGHLIGHTS  CONTINUED

 CLASS N  YEAR ENDED AUGUST 31,                                          2002          2001(1)
-------------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                  $12.91           $15.26
-------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                    .32              .05
 Net realized and unrealized gain (loss)                                  .34            (2.40)
                                                                       --------------------------
 Total from investment operations                                         .66            (2.35)
-------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                    (.21)              --
 Distributions from net realized gain                                      --               --
                                                                       --------------------------
 Total dividends and/or distributions to shareholders                    (.21)              --
-------------------------------------------------------------------------------------------------
 Net asset value, end of period                                        $13.36           $12.91
                                                                       ==========================

-------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(2)                                     5.13%          (15.40)%
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                              $1,741              $77
-------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                     $  686              $35
-------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                                   1.68%            1.63%
 Expenses                                                                2.04%            1.96%
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver
 of transfer agent fees                                                  2.00%            1.96%
-------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                   10%              16%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    22 | OPPENHEIMER DEVELOPING MARKETS FUND
                       |

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Developing Markets Fund (the Fund) is registered under the
 Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to aggressively seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc.
 (the Manager).
    The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
 (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
 The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed
 (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid in capital.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities
 (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value.
 Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type"
 debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of August 31, 2002, securities with an aggregate market value of $225,000, representing 0.05% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

                    23 | OPPENHEIMER DEVELOPING MARKETS FUND
                       |

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. The Fund, along with other affiliated funds of the
 Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal;
 however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the
 Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
 Therefore, no federal income tax provision is required, however, during the year ended August 31, 2002, the Fund paid a federal excise tax of $9,061.
    As of August 31, 2002, the Fund had approximately $11,209,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2011.

 As of August 31, 2002, the Fund had available for federal income tax purposes an unused capital loss carryforward as follows:

                           EXPIRING
                           -------------------------
                           2010           $8,068,791

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended
 August 31, 2002, the Fund's projected benefit obligations were increased by
 $6,143 and payments of $510 were made to retired trustees, resulting in an accumulated liability of $37,056 as of August 31, 2002.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund.
 Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net

                    24 | OPPENHEIMER DEVELOPING MARKETS FUND
                       |

 assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended August 31, 2002, amounts have been reclassified to reflect an increase in paid-in capital of $3,581,532, a decrease in undistributed net investment income of $2,508,754, and an increase in accumulated net realized loss on investments of $1,072,778. This reclassification includes $1,993,685 distributed in connection with Fund share redemptions which increased paid-in capital and reduced accumulated net realized gain. Net assets of the Fund were unaffected by the reclassifications.

 The tax character of distributions paid during the years ended August 31, 2002 and August 31, 2001 was as follows:

                                           YEAR ENDED        YEAR ENDED
                                      AUGUST 31, 2002   AUGUST 31, 2001
                 ------------------------------------------------------
                 Distributions paid from:
                 Ordinary income           $3,339,028       $1,989,046
                 Long-term capital gain            --        4,926,103
                 Return of capital                 --               --
                                           ---------------------------
                 Total                     $3,339,028       $6,915,149
                                           ===========================

 As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

                 Undistributed net
                   investment income                      $    986,368
                 Accumulated net realized loss             (19,498,629)
                 Net unrealized depreciation               (23,788,476)
                                                          ------------
                 Total                                    $(42,300,737)
                                                          ============

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

                    25 | OPPENHEIMER DEVELOPING MARKETS FUND
                       |

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                               YEAR ENDED AUGUST 31, 2002     YEAR ENDED AUGUST 31, 2001(1)
                                SHARES             AMOUNT          SHARES            AMOUNT
-------------------------------------------------------------------------------------------

 CLASS A
 Sold                       24,549,643      $ 345,324,115      21,122,392     $ 309,779,945
 Dividends and/or
 distributions reinvested      196,759          2,577,550         305,013         4,343,385
 Redeemed                  (12,543,703)      (174,812,112)    (15,274,257)     (222,360,028)
                           ----------------------------------------------------------------
 Net increase               12,202,699      $ 173,089,553       6,153,148     $  91,763,302
                           ================================================================

-------------------------------------------------------------------------------------------
 CLASS B
 Sold                        2,392,548      $  33,442,516       1,541,989     $  22,803,862
 Dividends and/or
 distributions reinvested       21,908            286,340          96,553         1,370,152
 Redeemed                   (1,224,073)       (16,513,949)       (980,498)      (14,245,461)
                           ----------------------------------------------------------------
 Net increase                1,190,383      $  17,214,907         658,044     $   9,928,553
                           ================================================================

-------------------------------------------------------------------------------------------
 CLASS C
 Sold                        2,631,550      $  36,946,809       3,516,122     $  50,817,845
 Dividends and/or
 distributions reinvested       13,133            170,863          36,033           509,869
 Redeemed                     (752,220)       (10,134,489)     (2,900,654)      (41,986,240)
                           ----------------------------------------------------------------
 Net increase                1,892,463      $  26,983,183         651,501     $   9,341,474
                           ================================================================

-------------------------------------------------------------------------------------------
 CLASS N
 Sold                          153,629      $   2,190,151           5,990     $      84,856
 Dividends and/or
 distributions reinvested          101              1,328              --                --
 Redeemed                      (29,368)          (422,197)            (36)             (477)
                           ----------------------------------------------------------------
 Net increase                  124,362      $   1,769,282           5,954     $      84,379
                           ================================================================

 1. For the year ended August 31, 2001, for Class A, B and C shares and for the period from March 1, 2001 (inception of offering) to August 31, 2001, for Class
N shares.

                    26 | OPPENHEIMER DEVELOPING MARKETS FUND
                       |

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2002, were
 $241,797,429 and $30,723,230, respectively.

 As of August 31, 2002, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $477,888,357 was composed of:

            Gross unrealized appreciation         $ 40,504,660
            Gross unrealized depreciation          (68,951,195)
                                                  ------------
            Net unrealized depreciation           $(28,446,535)
                                                  ============

 The difference between book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for an annual fee of 1.00% of the first $250 million of average annual net assets of the
 Fund, 0.95% of the next $250 million, 0.90% of the next $500 million and 0.85%
 of average annual net assets over $1 billion.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund. The
 Fund pays OFS a $19.75 per account fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

                    27 | OPPENHEIMER DEVELOPING MARKETS FUND
                       |

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                       AGGREGATE          CLASS A        CONCESSIONS       CONCESSIONS     CONCESSIONS       CONCESSIONS
                       FRONT-END        FRONT-END         ON CLASS A        ON CLASS B      ON CLASS C        ON CLASS N
                   SALES CHARGES    SALES CHARGES             SHARES            SHARES          SHARES            SHARES
 YEAR                 ON CLASS A      RETAINED BY        ADVANCED BY       ADVANCED BY     ADVANCED BY       ADVANCED BY
 ENDED                    SHARES      DISTRIBUTOR     DISTRIBUTOR(1)     DISTRIBUTOR(1)  DISTRIBUTOR(1)   DISTRIBUTOR(1)
--------------------------------------------------------------------------------------------------------------------------

 August 31, 2002      $1,059,341         $222,403           $289,954           $706,630        $308,937          $17,158

 1. The Distributor advances concession payments to dealers for certain sales of
 Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.
                               CLASS A       CLASS B        CLASS C        CLASS N
                            CONTINGENT    CONTINGENT     CONTINGENT     CONTINGENT
                              DEFERRED      DEFERRED       DEFERRED       DEFERRED
                         SALES CHARGES SALES CHARGES  SALES CHARGES  SALES CHARGES
 YEAR                      RETAINED BY   RETAINED BY    RETAINED BY    RETAINED BY
 ENDED                     DISTRIBUTOR   DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
---------------------------------------------------------------------------------------

 August 31, 2002               $10,976      $132,957        $14,261           $510

--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class
 A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
 Class A shares of the Fund. For the year ended August 31, 2002 , payments under the Class A Plan totaled $617,173, all of which were paid by the Distributor to recipients, and included $15,976 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The
 Fund has adopted Distribution and Service Plans for Class B, Class C and Class
 N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the
 Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended August 31, 2002, were as follows:

                                                                              DISTRIBUTOR'S
                                                            DISTRIBUTOR'S         AGGREGATE
                                                                AGGREGATE      UNREIMBURSED
                                                             UNREIMBURSED     EXPENSES AS %
                          TOTAL PAYMENTS   AMOUNT RETAINED       EXPENSES     OF NET ASSETS
                            UNDER PLAN      BY DISTRIBUTOR     UNDER PLAN          OF CLASS
-------------------------------------------------------------------------------------------

 Class B Plan                 $546,954            $445,568     $1,742,036              2.76%
 Class C Plan                  332,624             172,405        924,860              1.98
 Class N Plan                    3,409               3,290         25,504              1.46

                    28 | OPPENHEIMER DEVELOPING MARKETS FUND
                       |

--------------------------------------------------------------------------------
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of
 Assets and Liabilities as a receivable or payable and in the Statement of
 Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

--------------------------------------------------------------------------------
 6. ILLIQUID SECURITIES
 As of August 31, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
 Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of August
 31, 2002 was $31,841,719, which represents 7.09% of the Fund's net assets.

--------------------------------------------------------------------------------
 7. BANK BORROWINGS
 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively.
 Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable within 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of
 0.08% per annum.
    The Fund had no borrowings outstanding during the year ended or at August
 31, 2002.

2. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

                                                    Appendix A

                                             Industry Classifications
                                             ------------------------

Aerospace & Defense                                          Household Durables
Air Freight & Couriers                                       Household Products
Airlines                                                     Industrial Conglomerates
Auto Components                                              Insurance
Automobiles                                                  Internet & Catalog Retail
Banks                                                        Internet Software & Services
Beverages                                                    Information Technology Consulting & Services
Biotechnology                                                Leisure Equipment & Products
Building Products                                            Machinery
Chemicals                                                    Marine
Commercial Services & Supplies                               Media
Communications Equipment                                     Metals & Mining
Computers & Peripherals                                      Multiline Retail
Construction & Engineering                                   Multi-Utilities
Construction Materials                                       Office Electronics
Containers & Packaging                                       Oil & Gas
Distributors                                                 Paper & Forest Products
Diversified Financials                                       Personal Products
Diversified Telecommunication Services                       Pharmaceuticals
Electric Utilities                                           Real Estate
                                                             Road & Rail
                            A-1
Electrical Equipment
Electronic Equipment & Instruments                 Semiconductor Equipment & Products
Energy Equipment & Services                        Software
Food & Drug Retailing                              Specialty Retail
Food Products                                      Textiles & Apparel
Gas Utilities                                      Tobacco
Health Care Equipment & Supplies                   Trading Companies & Distributors
Health Care Providers & Services                   Transportation Infrastructure
Hotels Restaurants & Leisure                       Water Utilities
                                                   Wireless Telecommunication Services

                                                       B-14

                                                    Appendix B

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2
That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional
Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:

              1)  plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
              2)  non-qualified deferred compensation plans,
              3)  employee benefit plans3
              4)  Group Retirement Plans4
              5)  403(b)(7) custodial plan accounts
              6)  Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs, SEP-IRAs,

                  SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.

                    Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
-------------------------------------------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject
to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

         There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National Municipals and Rochester Fund
Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred Sales Charge."5 This waiver provision applies to:

|_|      Purchases of Class A shares aggregating $1 million or more.

-        Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset
         value but subject to a contingent deferred sales charge prior to March 1, |_|  2001. That included plans
              (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2)
              had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|      Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
              1)  through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or

              2)  by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
         Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
              1)  The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch")

                  on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
                  Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between
                  Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as "Applicable
                  Investments").

              2)  The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with
                  Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
              3)  The record keeping for a Retirement Plan is handled under a service agreement with Merrill
                  Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
                                                        II.

                               Waivers of Class A Sales Charges of Oppenheimer Funds
-------------------------------------------------------------------------------------------------------------------

A.   Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|      The Manager or its affiliates.

|_|      Present or former officers, directors, trustees and employees (and their "immediate families") of the
              Fund, the Manager and its affiliates, and retirement plans established by them for their employees.
              The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

|_|      Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|      Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|      Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|      Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the
              Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|      Investment advisors and financial planners who have entered into an agreement for this purpose with the
              Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|      "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|      Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|      Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|      Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|      A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|      Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the
              Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.

|-|

         Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal
              Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|      A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
|_|      A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through
              DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

B.   Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
         Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|      Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|      Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of
              Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
|_|      Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid
              Trust Series.
|_|      Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C.   Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
         To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|      Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts
              (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).

|_|      For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
              1)  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.

              2)  To return excess contributions.
              3)  To return contributions made due to a mistake of fact.
              4)  Hardship withdrawals, as defined in the plan.6
              5)  Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
                  Revenue Code.
              6)  To meet the minimum distribution requirements of the Internal Revenue Code.
              7)  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal

                  Revenue Code.

              8)  For loans to participants or beneficiaries.
              9)  Separation from service.7
              10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.
              11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

         For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

|_|      For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|      For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.

                     Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds

---------------------------------------------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.   Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|      Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the
              applicable Prospectus.

|_|      Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the
              Social Security Administration.
         The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.

|_|      Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|      Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|      Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
         Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class N shares of one or more Oppenheimer funds.

|_|      Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
              1)  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.

              2)  To return excess contributions made to a participant's account.
              3)  To return contributions made due to a mistake of fact.
              4)  To make hardship withdrawals, as defined in the plan.9
              5)  To make distributions required under a Qualified Domestic Relations Order or, in the case of an
                  IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
              6)  To meet the minimum distribution requirements of the Internal Revenue Code.
              7)  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal

                  Revenue Code.

              8)  For loans to participants or beneficiaries.10
              9)  On account of the participant's separation from service.11
              10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement
                  Plan if the plan has made special arrangements with the Distributor.
              11) Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
              12) For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.

              13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a
                  Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
              14) For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
         Redemptions of Class B shares or Class C shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.   Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|      Shares sold to the Manager or its affiliates.
|_|      Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|      Shares issued in plans of reorganization to which the Fund is a party.
|_|      Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
         IV.          Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were
                                        Shareholders of Former Quest for Value Funds
-------------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.  To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
     Oppenheimer Quest Value Fund, Inc.              Oppenheimer Small Cap Value Fund
     Oppenheimer Quest Balanced Value Fund           Oppenheimer Quest Global Value Fund, Inc.
     Oppenheimer Quest Opportunity Value Fund

         These arrangements also apply to shareholders of the following funds when they merged (were reorganized)
into various Oppenheimer funds on November 24, 1995:

     Quest for Value U.S. Government Income Fund              Quest for Value New York Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund           Quest for Value National Tax-Exempt Fund
     Quest for Value Global Income Fund                       Quest for Value California Tax-Exempt Fund

         All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds."
The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
         acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds, or
         purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A.   Reductions or Waivers of Class A Sales Charges.

         Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

-------------------------------- ---------------------------- --------------------------------- ---------------------
Number of Eligible Employees     Initial Sales Charge as a    Initial Sales Charge as a % of    Concession as % of
or Members                       % of Offering Price          Net Amount Invested               Offering Price
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                                  2.50%                          2.56%                       2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least  10 but not more  than             2.00%                          2.04%                       1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

-------------------------------------------------------------------------------------------------------------------
         For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

         Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals
who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the
Distributor.

         Waiver of Class A Sales Charges for Certain Shareholders.  Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
              Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of
                  Funds.
              Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

         Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

         Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the
Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

B.   Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

         Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an
Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged.
Those shares must have been purchased prior to March 6, 1995 in connection with:
              withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
              liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

         Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for
Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o        redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration);
o        withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

         A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.

     Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of
                                     Connecticut Mutual Investment Accounts, Inc.
--------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
     Oppenheimer U. S. Government Trust,
     Oppenheimer Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds
(referred to as the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
     Connecticut Mutual Liquid Account      Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account            CMIA LifeSpan Capital Appreciation Account
     Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account      CMIA Diversified Income Account

A.   Prior Class A CDSC and Class A Sales Charge Waivers.

         Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former
Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:

              1)  persons whose purchases of Class A shares of a Fund and other Former Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
              2)  persons whose intended purchases under a Statement of Intention entered into prior to March 18,
                  1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

         Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

         Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March
18, 1996, and still holds Class A shares:

              1)  any purchaser, provided the total initial amount invested in the Fund or any one or more of the
                  Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
                  Former Connecticut Mutual Funds or a Fund into which such Fund merged;
              2)  any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
              3)  Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
              4)  employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the
                  prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
              5)  one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
              6)  an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

         Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the
Former Connecticut Mutual Funds described above.

         Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the
Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.   Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or
Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:

     1)  by the estate of a deceased shareholder;
     2)  upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
     3)  for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under
         Section 457 of the Code, or other employee benefit plans;

     4)  as tax-free returns of excess contributions to such retirement or employee benefit plans;
     5)  in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;

     6)  in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
     7)  in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
     8)  in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
     9)  as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's
         Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
         VI.             Special Reduced Sales Charge for Former Shareholders of Advance America Funds, Inc.

-------------------------------------------------------------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income
Fund and Oppenheimer Capital Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

          Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible Securities Fund
-------------------------------------------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11,
1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|      the Manager and its affiliates,
|_|      present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|      registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|      dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|      employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|      dealers, brokers, or registered investment advisors that had entered into an agreement with the
              Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement
         plans for which the dealer, broker, or investment advisor provides administrative |_|   services.

-------------------------------------------------------------------------------------------------------------------
Oppenheimer Developing Markets Fund
-------------------------------------------------------------------------------------------------------------------

Internet Website:

         WWW.OPPENHEIMERFUNDS.COM
         ------------------------

Investment Advisor
         OppenheimerFunds, Inc.
         498 Seventh Avenue
         New York, New York 10018

Distributor
         OppenheimerFunds Distributor, Inc.
         498 Seventh Avenue
         New York, New York 10018

Transfer Agent

         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217
         1.800.CALL.OPP (225.5677)

Custodian Bank

         J.P. Morgan Chase & Co
         4Chase Metro Tech Center
         Brooklyn, NY 11245

Independent Auditors
         KPMG LLP
         707 Seventeenth Street
         Denver, Colorado 80202

Legal Counsel

      Mayer, Brown, Rowe & Maw
      1675 Broadway
      New York, NY 10019-5820

1234

                                                   C-30

                                        OPPENHEIMER DEVELOPING MARKETS FUND

                                                     FORM N-1A

                                                      PART C

                                                 OTHER INFORMATION

Item 23.  Exhibits
------------------

(i) Amended  and  Restated  Declaration  of Trust dated  December  14,  2000:  Previously  filed with  Registrant's
Post-Effective Amendment No. 7 (12/19/00), and incorporated herein by (a)       reference.

         (ii)  Amendment  No. 1 to Amended and  Restated  Declaration  of Trust dated  September  26,  2002:  Filed herewith.

(b)      Amended  and  Restated  By-Laws  dated June 4, 1998:  Previously  filed with  Registrant's  Post-Effective
Amendment No. 4, 12/21/98, and incorporated herein by reference.

(c)      (i)      Specimen  Class A Share  Certificate:  Previously  filed  with  Post-Effective  Amendment  No. 8,
         12/26/01, and incorporated herein by reference.
         (ii)     Specimen  Class B Share  Certificate:  Previously  filed  with  Post-Effective  Amendment  No. 8,
         12/26/01, and incorporated herein by reference.
         (iii)    Specimen  Class C Share  Certificate:  Previously  filed  with  Post-Effective  Amendment  No. 8,
         12/26/01, and incorporated herein by reference..
         Specimen Class N Shares Certificate:  Previously filed with Post-Effective  Amendment No. 8, 12/26/01, and incorporated herein by reference.

 (d)     Investment  Advisory  Agreement  dated  November  16, 1996:  Previously  filed with  Registrant's  initial registration statement, 6/10/96, and incorporated herein by reference.

(e)      (i)      General  Distributor's  Agreement  dated November 16, 1996:  Previously  filed with  Registrant's initial registration statement, 6/10/96, and incorporated herein by reference.

         (ii)     Form  of  Dealer  Agreement  of  OppenheimerFunds   Distributor,   Inc.:  Previously  filed  with
         Pre-Effective  Amendment No. 2 to the Registration  Statement of Oppenheimer  Trinity Value Fund (Reg. No.
         333-79707), 8/25/99, and incorporated herein by reference.

         (iii)    Form  of  Agency  Agreement  of  OppenheimerFunds   Distributor,   Inc.:  Previously  filed  with
         Pre-Effective  Amendment No. 2 to the Registration  Statement of Oppenheimer  Trinity Value Fund (Reg. No.
         333-79707), 8/25/99, and incorporated herein by reference.

         (iv)     Form  of  Broker  Agreement  of  OppenheimerFunds   Distributor,   Inc.:  Previously  filed  with
         Pre-Effective  Amendment No. 2 to the Registration  Statement of Oppenheimer  Trinity Value Fund (Reg. No.
         333-79707), 8/25/99, and incorporated herein by reference.

(f)      Form of Deferred Compensation Plan for Disinterested Trustees/Directors:

         (i) Retirement Plan for  Non-Interested  Trustees or Directors dated June 7, 1990:  Previously  filed with
         Post-Effective  Amendment No. 97 to the  Registration  Statement of Oppenheimer  Fund (File No.  2-14586),
         8/30/90,  refiled with  Post-Effective  Amendment No. 45 of Oppenheimer  Growth Fund (Reg.  No.  2-45272),
         8/22/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

         (ii) Form of Deferred  Compensation Plan for Disinterested  Trustees/Directors:  Filed with Post-Effective
         Amendment No. 26 to the  Registration  Statement of  Oppenheimer  Gold & Special  Minerals Fund (Reg.  No.
         2-82590), 10/28/98, and incorporated by reference.

(g)      (i) Custody  Agreement dated November 15, 1996:  Previously filed with Registrant's  initial  registration statement, 6/10/96, and incorporated herein by reference.

         (ii)   Foreign Custody Manager Agreement between Registrant and The Bank of New York: Previously filed with Pre-Effective Amendment No.2 to the Registration Statement of Oppenheimer World Bond Fund (Reg.
         333-48973), 4/23/98, and incorporated herein by reference.

(h)      Not applicable.

(i)      Opinion and Consent of Counsel dated November 8, 1996:  Previously filed with  Registrant's  Pre-Effective
Amendment No. 1, 11/8/96, and incorporated herein by reference.

(j)      Independent Auditors' Consent: Filed herewith.

(k)      Not applicable.

(l)  Investment  Letter  from  OppenheimerFunds,   Inc.  to  Registrant  dated  10/18/96:   Previously  filed  with
Registrant's Pre-Effective Amendment No. 1, 11/8/96, and incorporated herein by reference.

(m)      (i)      Service Plan and  Agreement  for Class A Shares dated  November 15, 1996  pursuant to Rule 12b-1:
         Previously filed with Registrant's  Post-Effective  Amendment No. 6 (10/19/00) and incorporated  herein by reference.

         (i)(a)   Amended and Restated  Service Plan and  Agreement  for Class A Shares dated  6/14/02  pursuant to
         Rule 12b-1: Filed herewith.

         (ii)     Amended  and  Restated  Distribution  and Service  Plan and  Agreement  for Class B Shares  dated
         2/12/98  pursuant  to Rule  12b-1:  Previously  filed with  Registrant's  Post-Effective  Amendment  No 4,
         12/21/98, and incorporated herein by reference.

         (iii)    Amended  and  Restated  Distribution  and Service  Plan and  Agreement  for Class C Shares  dated
         2/12/98  pursuant  to Rule 12b-1:  Previously  filed with  Registrant's  Post-Effective  Amendment  No. 4,
         12/21/98, and incorporated herein by reference.

         Distribution  and  Service  Plan  Agreement  for Class N Shares  dated  12/20/00:  Previously  filed  with
         Post-Effective Amendment No. 8, 12/26/01, and incorporated herein by reference.

(n)      Oppenheimer  Funds Multiple Class Plan under Rule 18f-3 updated  through  8/22/00:  Previously  filed with
Post-Effective  Amendment No. 62 to the  Registration  Statement of Oppenheimer  Money Market Fund,  Inc. (Reg. No.
2-49887), 11/22/00, and incorporated herein by reference.

(o)      Powers of Attorney  for all  Trustees/Directors  and Officers  (including  Certified  Board  Resolutions):
Previously filed with Pre-Effective  Amendment No. 1 to the Registration  Statement of Oppenheimer  Emerging Growth
Fund (Reg. No. 333-44176), 10/5/00, and incorporated herein by reference.

         Power  of  Attorney  for John  Murphy  (including  Certified  Board  Resolution):  Previously  filed  with
         Post-Effective  Amendment No. 41 to the Registration  Statement of Oppenheimer U.S. Government Trust (Reg.
         No. 2-76645), 10/22/01, and incorporated herein by reference.

(ii)     Power of attorney for Joel Motley (including Certified Board Resolution): Filed herewith.

(p)      Amended and Restated Code of Ethics of the  Oppenheimer  Funds dated March 1, 2000 under Rule 17j-1 of the
Investment Company Act of 1940:  Previously filed with the Initial  Registration  Statement of Oppenheimer Emerging
Growth Fund (Reg. No. 333-44176), 8/21/00, and incorporated herein by reference.

         Item 24.  Persons Controlled by or Under Common Control with the Fund
         ---------------------------------------------------------------------

None.

Item 25.  Indemnification
-------------------------

Reference is made to the  provisions of Article Seven of  Registrant's  Amended and Restated  Declaration  of Trust
filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification  for liabilities  arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling  persons of Registrant pursuant to the foregoing  provisions or otherwise,  Registrant has been advised that in the opinion of the Securities and Exchange  Commission such  indemnification is against public policy as expressed  in the  Securities  Act of 1933 and is,  therefore,  unenforceable.  In the event that a claim for  indemnification  against such liabilities  (other than the payment by Registrant of expenses  incurred or paid by a trustee,  officer or  controlling  person of  Registrant  in the  successful  defense of any  action,  suit or proceeding) is asserted by such trustee,  officer or controlling person,  Registrant will, unless in the opinion of its counsel the matter has been settled by controlling  precedent,  submit to a court of  appropriate  jurisdiction the question  whether such  indemnification  by it is against  public policy as expressed in the  Securities Act of
1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser
-------------------------------------------------------------------

(a)      OppenheimerFunds,  Inc. is the  investment  adviser of the  Registrant;  it and certain  subsidiaries  and affiliates act in the same capacity to other investment  companies,  including  without  limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)      There is set forth below  information as to any other  business,  profession,  vocation or employment of a substantial  nature in which each  officer and  director of  OppenheimerFunds,  Inc.  is, or at any time during the past two  fiscal  years has been,  engaged  for  his/her  own  account or in the  capacity  of  director,  officer, employee, partner or trustee.

Name and Current Position with OppenheimerFunds, Inc.
Other Business and Connections During the Past Two Years
Timothy L. Abbuhl,
Assistant Vice President                    None
Amy B. Adamshick,
Vice President                              None
Charles E. Albers,
Senior Vice President                       None
Edward J. Amberger,
Assistant Vice President                    None
Erik Anderson,
Assistant Vice President                    None
Janette Aprilante,
Vice President & Secretary                  As of January 2002: Secretary of OppenheimerFunds, Distributor, Inc.,
Centennial Asset Management Corporation, Oppenheimer Partnership Holdings, Inc., Oppenheimer Real Asset
Management, Inc., Shareholder Financial Services, Inc., Shareholder Services, Inc.; Assistant Secretary of
HarbourView Asset Management Corporation, OFI Private Investments, Inc., Oppenheimer Trust Company and OFI
Institutional Asset Management, Inc.
Hany S. Ayad,
Assistant Vice President                    None
Victor W. Babin,
Senior Vice President                       None
Bruce L. Bartlett,
Senior Vice President                       None
John Michael Banta,
Assistant Vice President                    None
Lerae A. Barela,
Assistant Vice President                    None
George Batejan,
Executive Vice President/
Chief Information Officer                   None
Kevin Baum,
Vice President                              None
Connie Bechtolt,
Assistant Vice President                    None
Robert Behal
Assistant Vice President                    Assistant Vice President of HarbourView Asset Management Corporation.
Formerly, Associate Director at MetLife (Jan 2000-May 2000).
Kathleen Beichert,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.
Erik S. Berg,
Assistant Vice President                    None
Rajeev Bhaman,
Vice President                              None
Mark Binning,
Assistant Vice President                    None
Robert J. Bishop,
Vice President                              None
John R. Blomfield,
Vice President                              None
Chad Boll,
Assistant Vice President                    None
Lowell Scott Brooks,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.
Richard Buckmaster,
Vice President                              None
Mark Burns,
Assistant Vice President                    Formerly a Marketing Manager with Alliance Capital Management (October
1999-April 2001).
Bruce Burroughs
Vice President                              None
Claudia Calich,
Assistant Vice President                    None
Michael A. Carbuto,
Vice President                              None
Ronald G. Chibnik,
Assistant Vice President                    Director of technology for Sapient Corporation (July, 2000-August
2001); software architect for Sapient Corporation (March 1997-July 2000).
H.C. Digby Clements,
Vice President: Rochester Division          None
Peter V. Cocuzza,
Vice President                              None
Julie C. Cusker,
Assistant Vice President:
Rochester Division                          None
John Damian,
Vice President                              Formerly senior analyst/director for Citigroup Asset Management
(November 1999-September 2001).
O. Leonard Darling,
Vice Chairman, Executive Vice
President, Chief Investment
Officer & Director                          Chairman of the Board and a director (since June 1999) and Senior
Managing Director (since December 1998) of HarbourView Asset Management Corporation; a director (since July 2001)
of Oppenheimer Acquisition Corp.; a director (since March 2000) of OFI Private Investments, Inc.; Chairman of the
Board, Senior Managing Director and director (since February 2001) of OFI Institutional Asset Management, Inc.;
Trustee (since 1993) of Awhtolia College - Greece.
John M. Davis,
Assistant Vice President                    Assistant Vice President of OppenheimerFunds Distributor, Inc.
Robert A. Densen,
Senior Vice President                       None
Ruggero de'Rossi,
Vice President                              None
Craig P. Dinsell,
Executive Vice President                    None
Randall C. Dishmon,
Assistant Vice President                    Formerly an Associate with Booz Allen & Hamilton (1998-June 2001).
Rebecca K. Dolan
Vice President                              None
Steven D. Dombrower,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.
Bruce C. Dunbar,
Vice President                              None
Richard Edmiston,
Assistant Vice President                    None
Daniel R. Engstrom,
Assistant Vice President                    None
Armand B. Erpf,
Assistant Vice President                    None
James Robert Erven
Assistant Vice President                    Formerly an Assistant Vice President/Senior Trader with Morgan Stanley
Investment Management (1999-April 2002).
George R. Evans,
Vice President                              None
Edward N. Everett,
Vice President                              None
George Fahey,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.
Scott T. Farrar,
Vice President                              None
Katherine P. Feld,
Vice President, Senior Counsel              Vice President of OppenheimerFunds, Distributor, Inc.; Vice President,
Assistant Secretary and Director of Centennial Asset Management Corporation; Vice President of Oppenheimer Real
Asset Management, Inc.
Ronald H. Fielding,
Senior Vice President;
Chairman: Rochester Division                Vice President of OppenheimerFunds Distributor, Inc.; Director of ICI
Mutual Insurance Company; Governor of St. John's College; Chairman of the Board of Directors of International
Museum of Photography at George Eastman House.
Paul Fitzsimmons,
Assistant Vice President                    Assistant Vice President of HarbourView Asset Management Corporation.
P. Lyman Foster,
Senior Vice President                       Senior Vice President of OppenheimerFunds Distributor, Inc.
David Foxhoven,
Assistant Vice President                    Assistant Vice President of OppenheimerFunds Legacy Program.
Colleen M. Franca,
Assistant Vice President                    None
Crystal French,
Vice President                              None
Dan P. Gangemi,
Vice President                              None
Dan Gagliardo,
Assistant Vice President                    Formerly an Assistant Vice President with Mitchell Hutchins (January
2000-October 2000).
Subrata Ghose,
Assistant Vice President                    None
Charles W. Gilbert,
Assistant Vice President                    None
Alan C. Gilston,
Vice President                              None
Sharon M. Giordano,
Assistant Vice President                    None
Jill E. Glazerman,
Vice President                              None
Paul M. Goldenberg,
Vice President                              None
Mike Goldverg,
Assistant Vice President                    None
Bejamin J. Gord,
Vice President                              Vice President of HarbourView Asset Management Corporation. Formerly
Executive Director with Miller Anderson Sherrerd, a division of Morgan Stanley Investment Management. (April
1992-March 2002).
Laura Granger,
Vice President                              Formerly a portfolio manager at Fortis Advisors (July 1998-October
2000).
Robert Grill,
Senior Vice President                       None
Robert Guy,
Senior Vice President                       None
David Hager,
Vice President                              None
Robert Haley,
Assistant Vice President                    None
Marilyn Hall,
Vice President                              None
Kelly Haney,
Assistant Vice President                    None
Thomas B. Hayes,
Vice President                              None
Dorothy F. Hirshman,
Vice President                              None
Merryl I. Hoffman,
Vice President & Senior Counsel             As of December 2001: Secretary of HarbourView Asset Management
Corporation, OFI Private Investments, Inc. and OFI Institutional Asset Management, Inc.; Assistant Secretary of
OppenheimerFunds Legacy Program.
Scott T. Huebl,
Vice President                              Assistant Vice President of OppenheimerFunds Legacy Program.
Margaret Hui,
Assistant Vice President                    None
John Huttlin,
Vice President                              None
James G. Hyland,
Assistant Vice President                    None
Steve P. Ilnitzki,
Senior Vice President                       Formerly Vice President of Product Management at Ameritrade (until
March 2000).
Kathleen T. Ives,
Vice President & Assistant Counsel          Vice President of OppenheimerFunds Distributor, Inc.; Vice President
and Assistant Secretary of Shareholder Services, Inc.; Assistant Secretary of OppenheimerFunds Legacy Program and
Shareholder Financial Services, Inc.
William Jaume,
Vice President                              Senior Vice President and Chief Compliance Officer (since April 2000)
of HarbourView Asset Management Corporation; and of OFI Institutional Asset Management, Inc. (since February
2001).
Frank V. Jennings,
Vice President                              None
John Jennings,
Vice President                              None
John Michael Johnson,
Assistant Vice President                    Formerly Vice President, Senior Analyst/Portfolio Manager at Aladdin
Capital Holdings Inc. (February 2001-May 2002) prior to which he was Vice President and Senior Analyst at Merrill
Lynch Investment Managers (October 1996-February 2001).
Lewis A. Kamman,
Vice President                              None
Jennifer E. Kane,
Assistant Vice President                    None.
Lynn O. Keeshan,
Senior Vice President                       None
Thomas W. Keffer,
Senior Vice President                       None
Cristina J. Keller,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.
Michael Keogh,
Vice President                              None
Garrett K. Kolb,
Assistant Vice President                    None
Walter G. Konops,
Assistant Vice President                    None
Avram D. Kornberg,
Senior Vice President                       None
James Kourkoulakos,
Vice President                              None
Guy E. Leaf,
Vice President                              Vice President of Merrill Lynch (January 2000-September 2001.
Christopher M. Leavy,
Senior Vice President                       Formerly Vice President and portfolio manager at Morgan Stanley
Investment Management (1997-September 2000).
Dina C. Lee,
Assistant Vice President & Assistant Counsel
Formerly an attorney with Van Eck Global (until December 2000).
Laura Leitzinger,
Vice President                              Vice President of Shareholder Financial Services, Inc.
Michael S. Levine,
Vice President                              None
Gang Li,
Assistant Vice President                    None
Shanquan Li,
Vice President                              None
Mitchell J. Lindauer,
Vice President & Assistant General Counsel  None
Bill Linden,
Assistant Vice President                    None
Malissa B. Lischin,
Assistant Vice President                    Assistant Vice President of OppenheimerFunds Distributor, Inc.
Reed Litcher,
Vice President                              None
David P. Lolli,
Assistant Vice President                    None
Daniel G. Loughran
Vice President: Rochester Division          None
Patricia Lovett,
Vice President                              Vice President of Shareholder Financial Services, Inc. and Senior Vice
President of Shareholder Services, Inc.
Steve Macchia,
Vice President                              None
Angelo G. Manioudakis
Senior Vice President                       Senior Vice President of HarbourView Asset Management Corporation.
Formerly Executive Director and portfolio manager for Miller, Anderson & Sherrerd, a division of Morgan Stanley
Investment Management (August 1993-April 2002).
Marianne Manzolillo,
Assistant Vice President                    None
Philip T. Masterson,
Vice President & Assistant Counsel          None
Charles L. McKenzie,
Senior Vice President                       Senior Vice President of HarbourView Asset Management Corporation and
OFI Institutional Asset Management Corporation.
Lisa Migan,
Assistant Vice President                    None
Andrew J. Mika,
Senior Vice President                       None
Joy Milan,
Vice President                              None
Denis R. Molleur,
Vice President & Senior Counsel             None
Nikolaos D. Monoyios,
Vice President                              None
Charles Moon,
Vice President                              Vice President of HarbourView Asset Management Corporation. Formerly
an Executive Director and Portfolio Manager with Miller Anderson & Sherrerd, a division of Morgan Stanley
Investment Management (June 1999-March 2002).
John Murphy,
Chairman, President, Chief Executive Officer & Director
Director of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation, HarbourView Asset
Management Corporation, OFI Private Investments, Inc., OFI Institutional Asset Management, Inc. and Tremont
Advisers, Inc.; Director (Class A) of Trinity Investments Management Corporation; President and Director of
Oppenheimer Acquisition Corp., Oppenheimer Partnership Holdings, Inc., Oppenheimer Real Asset Management, Inc.;
Chairman and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc.; Executive Vice
President of MassMutual Life Insurance Company; director of DLB Acquisition Corp.

Thomas J. Murray,
Vice President                              None
Kenneth Nadler,
Vice President                              None
David Negri,
Senior Vice President                       Senior Vice President of HarbourView Asset Management Corporation.
Richard Nichols,
Vice President                              None
Barbara Niederbrach,
Assistant Vice President                    None
Raymond C. Olson,
Assistant Vice President                    Assistant Vice President and Treasurer of OppenheimerFunds
Distributor, Inc.; Treasurer of Centennial Asset Management Corporation.
Frank J. Pavlak,
Vice President                              None
David P. Pellegrino,
Vice President                              None
Allison C. Pells,
Assistant Vice President                    None
James F. Phillips,
Vice President                              None
Raghaw Prasad,
Assistant Vice President
Jane C. Putnam,
Vice President                              None
Michael E. Quinn,
Vice President                              None
Julie S. Radtke,
Vice President                              None
Norma J. Rapini,
Assistant Vice President:
Rochester Division                          None
Thomas P. Reedy,
Vice President                              Vice President (since April 1999) of HarbourView Asset Management
Corporation.
Brian N. Reid,
Assistant Vice President                    Formerly an Assistant Vice President with Eaton Vance Management
(January 2000-January 2002).
Kristina Richardson,
Assistant Vice President                    None
David Robertson,
Senior Vice President                       Senior Vice President of OppenheimerFunds Distributor, Inc.
Rob Robis,
Assistant Vice President                    None
Antoinette Rodriguez,
Assistant Vice President                    None
Jeffrey S. Rosen,
Vice President                              None
Richard H. Rubinstein,
Senior Vice President                       None
James H. Ruff,
Executive Vice President                    President and director of OppenheimerFunds Distributor, Inc. and
Centennial Asset Management Corporation; Executive Vice President of OFI Private Investments, Inc.
Andrew Ruotolo
Executive Vice President and Director
President and director of Shareholder Services, Inc. and Shareholder Financial Services, Inc., Director (Class A)
of Trinity Investment Management Corporation
Rohit Sah,
Assistant Vice President                    None
Valerie Sanders,
Vice President                              None
Jeffrey R. Schneider,
Vice President                              None
Ellen P. Schoenfeld,
Vice President                              None
David Schultz,
Senior Vice President                       Chief Executive Officer, President & Senior Managing Director &
Director of OFI Institutional Asset Management, Inc. and HarbourView Asset Management Corporation; Director
(Class A) and Chairman of Trinity Investment Management Corporation; Director of Oppenheimer Trust Company.
Scott A. Schwegel,
Assistant Vice President                    None
Allan P. Sedmak
Assistant Vice President                    None
Jennifer L. Sexton,
Vice President                              Vice President of OFI Private Investments, Inc.
Martha A. Shapiro,
Vice President                              None
Navin Sharma,
Vice President                              Formerly, Manager at BNP Paribas Cooper Neff Advisors (May 2001-April
2002) prior to which he was Development Manager at Reality Online/Reuters America Inc. (June 2000-May 2001).
Steven J. Sheerin,
Vice President                              Formerly consultant with Pricewaterhouse Coopers (November 2000-May
2001) prior to which he was a Vice President of Merrill Lynch Pierce Fenner & Smith, Inc. (July 1998-October
2000).
Bonnie Sherman,
Assistant Vice President                    None
David C. Sitgreaves,
Assistant Vice President                    None
Edward James Sivigny
Assistant Vice President                    Formerly a Director for ABN Amro Securities (July 2001-July 2002)
prior to which he was Associate Director for Barclays Capital (1998-July 2001).
Enrique H. Smith,
Assistant Vice President                    Formerly a business analyst with Goldman Sachs (August 1999-August
2001).
Richard A. Soper,
Vice President                              None
Louis Sortino,
Assistant Vice President:
Rochester Division                          None
Keith J. Spencer,
Vice President                              None
Marco Antonio Spinar,
Assistant Vice President                    Formerly, Director of Business Operations at AOL Time Warner, AOL Time
Warner Book Group (June 2000-December 2001).
Richard A. Stein,
Vice President: Rochester Division          None
Arthur P. Steinmetz,
Senior Vice President                       Senior Vice President of HarbourView Asset Management Corporation.
Jayne M. Stevlingson,
Vice President                              None
Gregory J. Stitt,
Vice President                              None
John P. Stoma,
Senior Vice President                       Senior Vice President of OppenheimerFunds Distributor, Inc.
Wayne Strauss,
Assistant Vice President:
Rochester Division                          None
Michael Stricker,
Vice President                              None
Deborah A. Sullivan,
Assistant Vice President,
Assistant Counsel                           Since December 2001, Secretary of Oppenheimer Trust Company.
Mary Sullivan,
Assistant Vice President                    None
Kevin L. Surrett,
Assistant Vice President                    None
Susan B. Switzer,
Vice President                              None
Anthony A. Tanner,
Vice President: Rochester Division          None
Paul Temple,
Vice President                              Formerly a Vice President of Merrill Lynch (October 2001-January 2002)
prior to which he was a Vice President with OppenheimerFunds, Inc. (May 2000-October 5, 2001).
Eamon Tubridy,
Assistant Vice President                    None
James F. Turner,
Vice President                              Formerly portfolio manager for Technology Crossover Ventures (May
2000-March 2001).
Cameron Ullyat,
Assistant Vice President                    None
Mark S. Vandehey,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Management Corporation and Shareholder Services, Inc.
Maureen Van Norstrand,
Assistant Vice President                    None
Vincent Vermette,
Assistant Vice President                    Assistant Vice President of OppenheimerFunds Distributor, Inc.
Phillip F. Vottiero,
Vice President                              None
Samuel Sloan Walker,
Vice President                              Vice President of HarbourView Asset Management Corporation.
Teresa M. Ward,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.
Darrin L. Watts,
Assistant Vice President                    None
Jerry A. Webman,
Senior Vice President                       Senior Vice President of HarbourView Asset Management Corporation.
Christopher D. Weiler,
Assistant Vice President:
Rochester Division                          None
Barry D. Weiss,
Vice President                              None
Melissa Lynn Weiss,
Vice President                              Formerly an Associate at Hoguet Newman & Regal, LLP (January 1998-May
2002).
Christine Wells,
Vice President                              None
Joseph J. Welsh,
Vice President                              None
Diederick Wermolder,
Vice President                              Director of OppenheimerFunds International Ltd.; Senior Vice President
(Managing Director of the International Division) of OFI Institutional Asset Management, Inc.
Catherine M. White,
Assistant Vice President                    Assistant Vice President of OppenheimerFunds Distributor, Inc.
Formerly, Assistant Vice President with Gruntal & Co. LLC (September 1998 - October 2000); member of the American
Society of Pension Actuaries (ASPA) since 1995.
William L. Wilby,
Senior Vice President                       Formerly Senior Vice President of HarbourView Asset Management
Corporation (May 1999-July 2002).
Donna M. Winn,
Senior Vice President                       President, Chief Executive Officer and Director of OFI Private
Investments, Inc.; Director and President of OppenheimerFunds Legacy Program; Senior Vice President of
OppenheimerFunds Distributor, Inc.
Kenneth Winston,
Senior Vice President                       Principal at Richards & Tierney, Inc. (until June 2001).
Brian W. Wixted,
Senior Vice President and
Treasurer                                   Treasurer of HarbourView Asset Management Corporation;
OppenheimerFunds International Ltd., Oppenheimer Partnership Holdings, Inc., Oppenheimer Real Asset Management
Corporation, Shareholder Services, Inc., Shareholder Financial Services, Inc., OFI Private Investments, Inc. and
OFI Institutional Asset Management, Inc.; Treasurer and Chief Financial Officer of Oppenheimer Trust Company;
Assistant Treasurer of Oppenheimer Acquisition Corp. and OppenheimerFunds Legacy Program.
Carol Wolf,
Senior Vice President                       Serves on the Board of the Colorado Ballet.
Kurt Wolfgruber,
Senior Vice President                       Director of Tremont Advisers, Inc. (as of January 2002).
Caleb C. Wong,
Vice President                              None
Edward C. Yoensky,
Assistant Vice President                    None
Robert G. Zack
Senior Vice President and
General Counsel                             General Counsel and Director of OppenheimerFunds Distributor, Inc.;
General Counsel of Centennial Asset Management Corporation; Senior Vice President and General Counsel of
HarbourView Asset Management Corporation and OFI Institutional Asset Management, Inc.; Senior Vice President,
General Counsel and Director of Shareholder Financial Services, Inc., Shareholder Services, Inc., OFI Private
Investments, Inc. and Oppenheimer Trust Company; Vice President and Director of Oppenheimer Partnership Holdings,
Inc.; Secretary of OAC Acquisition Corp.; Director and Assistant Secretary of OppenheimerFunds International
Ltd.; Director of Oppenheimer Real Asset Management, Inc.; Vice President of OppenheimerFunds Legacy Program.
Jill Zachman,
Vice President: Rochester Division          None
Neal A. Zamore,
Vice President                              None
Mark D. Zavanelli,
Vice President                              None
Alex Zhou,
Assistant Vice President                    None
Arthur J. Zimmer,
Senior Vice President                       Senior Vice President (since April 1999) of HarbourView Asset
Management Corporation.

The address of OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,  HarbourView Asset Management Corp.,
Oppenheimer  Partnership  Holdings,  Inc.,  Oppenheimer  Acquisition  Corp.,  OFI Private  Investments,  Inc.,  OAM
Institutional, Inc. and Oppenheimer Trust Company is 498 Seventh Avenue, New York, New York 10018.

The address of Tremont Advisers, Inc. is 555 Theodore Fremd Avenue, Suite 206-C, Rye, New York 10580.

The address of  OppenheimerFunds  International  Ltd. is Bloc C, Irish Life Center,  Lower Abbey Street,  Dublin 1,
Ireland.

The address of Trinity  Investment  Management  Corporation  is 301 North Spring Street,  Bellefonte,  Pennsylvania
16823.

Item 27. Principal Underwriter
------------------------------

(a)      OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the
Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 26(b) above
(except Oppenheimer Multi-Sector Income Trust and Panorama Series Fund, Inc.) and for MassMutual Institutional
Funds.

(b)      The directors and officers of the Registrant's principal underwriter are:

Name & Principal
Business Address  Position & Office
with Underwriter  Position and Office
with Registrant
Robert Agan(1)                                Vice President                       None
Janette Aprilante(1)                          Secretary                            None
Jason R. Bach
3264 Winthrop Cricle
Marietta, GA 30067                            Vice President                       None
Kathleen Beichert(1)                          Vice President                       None
Gabriella Bercze(2)                           Vice President                       None
Douglas S. Blankenship
17011 Woodbark
Spring, TX 77379                              Vice President                       None
Tracey Blinzler(1)                            Assistant Vice President             None
Kevin Bonner(1)                               Vice President                       None
L. Scott Brooks(2)                            Vice President                       None
Kevin E. Brosmith
170 Phillip Court
Lake Bluff, IL 60044                          Senior Vice President                None
Jeffrey W. Bryan(2)                           Vice President                       None
Susan Burton
412 Towne Green Circle
Addison, TX 75001                             Vice President                       None
Kathleen Mary Byron
6 Dahlia Drive
Irvine, CA 92618                              Vice President                       None
Robert A. Coli
12 White Tail Lane
Bedminster, NJ 07921                          Vice President                       None
Jill E. Crockett(2)                           Assistant Vice President             None
Jeffrey D. Damia(2)                           Vice President                       None
John Davis(2)                                 Assistant Vice President             None
Stephen J. Demetrovits(2)                     Vice President                       None
Michael W. Dickson
21 Trinity Avenue
Glastonbury, CT 06033                         Vice President                       None
Joseph A. DiMauro
244 McKinley Avenue
Grosse Pointe Farms, MI 48236                 Vice President                       None
Steven Dombrower(w)                           Vice President                       None
George P. Dougherty
4090 Redbud Circle
Doylestown, PA 18901                          Vice President                       None
Cliff H. Dunteman
1196 Fieldstone Dr.
Crystal Lake, IL 60014-1642                   Vice President                       None
John Eiler(2)                                 Vice President                       None
Kent M. Elwell
35 Crown Terrace
Yardley, PA 19067                             Vice President                       None
Gregg A. Everett
7124 Trysail Circle
Tampa, FL 33607                               Vice President                       None
George R. Fahey
9 Townview Court
Flemington, NJ 08822                          Vice President                       None
Eric C. Fallon
10 Worth Circle
Newton, MA 02458                              Vice President                       None
Katherine P. Feld(2)                          Vice President                       Assistant Secretary
Mark J. Ferro(2)                              Vice President                       None
Ronald H. Fielding(3)                         Vice President                       None
Patrick W. Flynn (1)                          Senior Vice President                None
John E. Forrest(2)                            Senior Vice President                None
John ("J) Fortuna(2)                          Vice President                       None
P. Lyman Foster(2)                            Senior Vice President                None
Luiggino J. Galleto
10302 Riesling Court
Charlotte, NC 28277                           Vice President                       None
Michelle M. Gans
2700 Polk Street, Apt. #9
San Francisco, CA 94109                       Vice President                       None
Lucio Giliberti
6 Cyndi Court
Flemington, NJ 08822                          Vice President                       None
Raquel Granahan(2)                            Vice President                       None
Ralph Grant(2)                                Senior Vice President                None
Michael D. Guman
3913 Pleasant Avenue
Allentown, PA 18103                           Vice President                       None
Tonya N. Hammet
2612 W. Grand Reserve Circle #227
Clearwater, FL 33759                          Assistant Vice President             None
Clifford W. Heidinger
90 Gates Street
Portsmouth, NH 03801                          Vice President                       None
Phillipe D. Hemery
184 Park Avenue
Rochester, NY 14607                           Vice President                       None
Elyse R. Jurman Herman
1194 Hillsboro Mile, Villa 51
Hillsboro Beach, FL  33062                    Vice President                       None
Wendy G. Hetson
4 Craig Street
Jericho, NY 11753                             Vice President                       None
Kristen L. Heyburn
2315 Mimosa Drive #2
Houston, TX 77019                             Vice President                       None
William E. Hortz(2)                           Vice President                       None
Edward Hrybenko(2)                            Vice President                       None
Brian F. Husch(2)                             Vice President                       None
Richard L. Hymes(2)                           Assistant Vice President             None
Kathleen T. Ives(1)                           Vice President                       Assistant Secretary
Eric K. Johnson
28 Oxford Avenue
Mill Valley, CA 94941                         Vice President                       None
Mark D. Johnson
15792 Scenic Green Court
Chesterfield, MO 63017                        Vice President                       None
John S. Kavanaugh
2 Cervantes, Apt. #301
San Francisco, CA 94123                       Vice President                       None
Christina J. Keller(2)                        Vice President                       None
Brian G. Kelly
60 Larkspur Road
Fairfield, CT 06430                           Vice President                       None
Michael Keogh(2)                              Vice President                       None
Lisa Klassen(1)                               Assistant Vice President             None
Richard Klein
4820 Fremont Avenue So.
Minneapolis, MN 55409                         Senior Vice President                None
Richard Knott(2)                              Vice President                       None
Dean Kopperud(2)                              Senior Vice President                None
Brent A. Krantz
P. O. Box 1313
Seahurst, WA 98062                            Senior Vice President                None
David T. Kuzia
9697 S. Golden Eagle Dr.
Highlands, CO 80126                           Vice President                       None
Tracey Lange(2)                               Vice President                       None
Paul R. LeMire                                Vice President                       None
Dawn Lind
21 Meadow Lane
Rockville Centre, NY 11570                    Vice President                       None
Malissa Lischin(2)                            Assistant Vice President             None
James V. Loehle
30 Wesley Hill Lane
Warwick, NY 10990                             Vice President                       None
John J. Lynch
5341 Ellsworth
Dallas, TX 75206                              Vice President                       None
Mark Macken
462 Lincoln Avenue
Sayville, NY 11782                            Vice President                       None
Michael Magee(2)                              Vice President                       None
Steven C. Manns
1941 W. Wolfram
Chicago, IL 60657                             Vice President                       None
Todd A. Marion
3 St. Marks Place
Cold Spring Harbor, NY 11724                  Vice President                       None
David M. Martin
10155 S. Woodrose Lane
Highlands Ranch, CO 80126                     Vice President                       None
LuAnn Mascia(2)                               Assistant Vice President             None
Theresa-Marie Maynier
2421 Charlotte Drive
Charlotte, NC 28203                           Vice President                       None
Anthony P. Mazzariello
704 Beaver Road
Leetsdale, PA 15056                           Vice President                       None
John C. McDonough
3812 Leland Street
Chevy Chase, MD 20815                         Vice President                       None
Kent C. McGowan
18424 12th Avenue West
Lynnwood, WA 98037                            Vice President                       None
John V. Murphy(2)                             Director                             President, Principal Executive
Officer and Trustee/Director
Wendy Jean Murray
32 Carolin Road
Upper Montclair, NJ 07043                     Vice President                       None
Christina Nasta(2)                            Assistant Vice President             None
Kevin P. Neznek(2)                            Vice President                       None
Chad V. Noel
2408 Eagleridge Drive
Henderson, NV 89014                           Vice President                       None
Raymond C. Olson(1)                           Assistant Vice President & Treasurer None
Gayle E. Pereira
2707 Via Arboleda
San Clemente, CA 92672                        Vice President                       None
Brian C. Perkes
8734 Shady Shore Drive
Frisco, TX 75034                              Vice President                       None
Charles K. Pettit
22 Fall Meadow Drive
Pittsford, NY 14534                           Vice President                       None
William L. Presutti
238 Kemp Avenue
Fair Haven, NJ 07704                          Vice President                       None
Elaine Puleo-Carter(2)                        Senior Vice President                None
Christopher L. Quinson
19 Cayuga Street
Rye, NY 10580                                 Vice President                       None
Minnie Ra
100 Dolores Street, #203
Carmel, CA 93923                              Vice President                       None
Heather Rabinowitz(2)                         Assistant Vice President             None
Gary D. Rakan
25031 Woodridge Triangle
Farmington, MI 48335                          Vice President                       None
Michael A. Raso
16 N. Chatsworth Ave., Apt. 301
Larchmont, NY 10538                           Vice President                       None
Douglas Rentschler
677 Middlesex Road
Grosse Pointe Park, MI 48230                  Vice President                       None
Louis H. Reynolds                             Vice President                       None
Michelle Simone Richter(2)                    Vice President                       None
Ruxandra Risko(2)                             Vice President                       None
David R. Robertson(2)                         Senior Vice President                None
Kenneth A. Rosenson
24753 Bantage Point Terr.
Malibu, CA 90265                              Vice President                       None
James H. Ruff(2)                              President & Director                 None
William R. Rylander
85 Evergreen Road
Vernon, CT 06066                              Vice President                       None
Thomas Sabow(2)                               Vice President                       None
Alfredo Scalzo
9616 Lake Chase Island Way
Tampa, FL 33626                               Vice President                       None
Michael Sciortino
785 Beau Chene Drive
Mandeville, LA 70471                          Vice President                       None
Eric Sharp
862 McNeill Circle
Woodland, CA 95695                            Vice President                       None
Debbie Simon(2)                               Vice President                       None
Douglas Bruce Smith
808 South 194th Street
Seattle,WA 98148                              Vice President                       None
William A. Spetrino
7631 Yennicook Way
Hudson, OH 44236                              Vice President                       None
Bryan Stein(2)                                Vice President                       None
John Stoma(2)                                 Senior Vice President                None
Brian C. Summe
239 N. Colony Drive
Edgewood, KY 41017                            Vice President                       None
Michael Sussman(2)                            Assistant Vice President             None
George T. Sweeney
5 Smoke House Lane
Hummelstown, PA 17036                         Senior Vice President                None
 Scott McGregor Tatum
 704 Inwood
Southlake, TX 76092                           Vice President                       None
James Taylor(2)                               Assistant Vice President             None
Martin Telles(2)                              Senior Vice President                None
David G. Thomas
1328 N. Cleveland Street
Arlington, VA 22201                           Vice President                       None
Bryan K.Toma
14575 S. Gallery
Olathe, KS 66062                              Vice President                       None
Floyd A. Tucker
1930 W. Barry Ave., #2
Chicago, IL 60657                             Vice President                       None
Tanya Valency(2)                              Vice President                       None
Mark Vandehey(1)                              Vice President                       None
Vincent Vermete                               Assistant Vice President             None
Teresa Ward(1)                                Vice President                       None
Michael J. Weigner
4905 W. San Nicholas Street
Tampa, FL 33629                               Vice President                       None
Donn Weise
3249 Earlmar Drive
Los Angeles, CA 90064                         Vice President                       None
Catherine White(2)                            Assistant Vice President             None
Thomas Wilson(2)                              Vice President                       None
Donna Winn(2)                                 Senior Vice President                None
Philip Witkower(2)                            Senior Vice President                None
Cary Patrick Wozniak
18808 Bravata Court
San Diego, CA 92128                           Vice President                       None
Gregor D. Yuska
16035 Canterbury Estates Dr.
Ellisville, MO 63021                          Vice President                       None
Robert G. Zack(2)                             General Counsel & Director           Secretary

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)498 Seventh Avenue, New York, NY 10018
(3)350 Linden Oaks, Rochester, NY 14623

(c)      Not applicable.

Item 28.  Location of Accounts and Records
------------------------------------------

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the
Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc.
at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

Item 29.  Management Services
-----------------------------

Not applicable

Item 30.  Undertakings
----------------------

Not applicable.

                                                    SIGNATURES

Pursuant  to the  requirements  of the  Securities  Act of 1933  and/or the  Investment  Company  Act of 1940,  the
Registrant  certifies that it meets all the requirements for effectiveness of this Registration  Statement pursuant to Rule 485(b) under the  Securities  Act of 1933 and has duly caused this  Registration  Statement to be signed on its behalf by the  undersigned,  thereunto  duly  authorized,  in the City of New York and State of New York on the
21st day of October, 2002.

                                                             OPPENHEIMER DEVELOPING MARKETS FUND

                                                              By: /s/ John V. Murphy*
                                                              ---------------------------------------------
                                                              John V. Murphy, President,
                                                              Principal Executive Officer & Trustee

Pursuant to the  requirements of the Securities Act of 1933, this  Registration  Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                           Title                               Date
----------                                           -----                               ----

/s/ Leon Levy*                                       Chairman of the                    October 21, 2002
-------------------------------------                Board of Trustees
Leon Levy                                            and Trustee

/s/ Donald W. Spiro*                                 Vice Chairman                      October 21, 2002
-------------------------------------                of the Board and Trustee
Donald W. Spiro

/s/ John V. Murphy*                                  President, Principal               October 21, 2002
-------------------------------------                Executive Officer & Trustee
John V. Murphy

/s/ Brian W. Wixted*                                 Treasurer, Principal               October 21, 2002
-------------------------------------                Financial and Accounting
Brian W. Wixted                                      Officer

/s/ Robert G. Galli*                                 Trustee                            October 21, 2002
-------------------------------------
Robert G. Galli

/s/ Phillip A. Griffiths*                            Trustee                             October 21, 2002
------------------------------------
Phillip A. Griffiths

/s/ Benjamin Lipstein*                               Trustee                             October 21, 2002
-------------------------------------
Benjamin Lipstein

/s/ Joel W. Motley*                                  Trustee                            October 21, 2002
------------------------
Joel W. Motley

/s/ Elizabeth B. Moynihan*                           Trustee                             October 21, 2002
-------------------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*                             Trustee                             October 21, 2002
-------------------------------------
Kenneth A. Randall

/s/ Edward V. Regan*                                Trustee                            October 21, 2002
-------------------------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*                       Trustee                            October 21, 2002
-------------------------------------
Russell S. Reynolds, Jr.

/s/ Clayton K. Yeutter*                             Trustee                             October 21, 2002
-------------------------------------
Clayton K. Yeutter

*By: /s/ Robert G. Zack
---------------------------------------------
Robert G. Zack, Attorney-in-Fact

                                        Oppenheimer Developing Markets Fund
                                                   Exhibit Index

Item                                Description
----                                -----------

23(a)(ii)                           Amendment No. 1 to Amended and Restated Declaration of Trust dated 9/10/02

23(j)                               Independent Auditors' Consent

23(m)(i)(a)                         Amended and Restated Service Plan and Agreement for Class A
                                    Shares dated 6/14/02

23(o)(ii)                           Power of Attorney for Joel Motley (including Certified Board
                                    Resolution)